F I N A N C I A L  S T A T E M E N T S

Principal National Life Insurance Co Variable Life Separate Account

Years Ended December 31, 2025 and 2024

With Report of Independent Registered Public Accounting Firm

Principal National Life Insurance Co

Variable Life Separate Account

Financial Statements

Years Ended December 31, 2025 and 2024

Contents

Audited Financial Statements

Statements of Assets and Liabilities	1
Statements of Operations	1
Statements of Changes in Net Assets	36
Notes to Financial Statements	71

Ernst & Young LLP Suite 3100 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 ey.com

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Principal National Life Insurance Company and Contract Owners of Principal National Life Insurance Co Variable Life Separate Account

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Principal National Life Insurance Co Variable Life Separate Account (the “Separate Account”), as of December 31, 2025, the related statements of operations and the statements of changes in net assets for each of the periods indicated in the Appendix, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the Appendix, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Separate Account’s auditor since 2010.

April 2, 2026

A member firm of Ernst & Young Global Limited

Appendix:

Subaccounts comprising Principal National Life Insurance Co Variable Life Separate Account

Sub Account	Statement of operations	Statements of changes in net assets
AllianceBernstein VPS Discovery Value Portfolio – Class A	For the year	For each of the
AllianceBernstein VPS International Value Portfolio – Class A	ended	two years in the
AllianceBernstein VPS Small Cap Growth Portfolio – Class A	December 31,	period ended
AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A	2025	December 31,
American Funds Insurance Series - Capital World Bond Fund – Class 2 Shares		2025
American Funds Insurance Series - Global Balanced Fund – Class 2 Shares
American Funds Insurance Series - Global Small Capitalization Fund – Class 2 Shares
American Funds Insurance Series - Growth Fund – Class 2 Shares
American Funds Insurance Series - International Fund – Class 2 Shares
American Funds Insurance Series - New World Fund – Class 2 Shares
American Funds Insurance Series - Washington Mutual Investors Fund – Class 2 Shares
BNY Mellon IP MidCap Stock Portfolio – Service Shares
BNY Mellon IP Technology Growth Portfolio – Service Shares
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares
BNY Mellon VIF Appreciation Portfolio – Service Shares
Bond Market Index Account – Class 1
ClearBridge Variable Mid Cap Portfolio – Class I Shares
ClearBridge Variable Small Cap Growth Portfolio – Class I Shares
Columbia VP – Acorn International Fund (1)
Core Plus Bond Account – Class 1
CVT EAFE International Index Portfolio – Class F
CVT Investment Grade Bond Index Portfolio – Class I
CVT Russell 2000 Small Cap Index Portfolio – Class F
CVT S&P 500 Index Portfolio
CVT S&P MidCap 400 Index Portfolio – Class F
Diversified International Account – Class 1
DWS Alternative Asset Allocation VIP – Class B
DWS Small Mid Cap Value VIP – Class B
Equity Income Account – Class 1
Fidelity VIP Contrafund® Portfolio – Service Class 2
Fidelity VIP Equity-Income Portfolio – Service Class 2
Fidelity VIP Extended Market Index Portfolio – Service Class 2
Fidelity VIP Government Money Market Portfolio – Service Class
Fidelity VIP High Income Portfolio – Service Class 2
Fidelity VIP International Index Portfolio – Service Class 2
Fidelity VIP Mid Cap Portfolio – Service Class 2
Fidelity VIP Strategic Income Portfolio – Service Class 2
Fidelity VIP Total Market Index Portfolio – Service Class 2
Franklin Templeton VIP Trust - Franklin Income VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Mutual Global Discovery VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Mutual Shares VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Rising Dividends VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Small Cap Value VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin Strategic Income VIP Fund – Class 2
Franklin Templeton VIP Trust - Franklin U.S. Government Securities VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Developing Markets VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Foreign VIP Fund – Class 2
Franklin Templeton VIP Trust - Templeton Global Bond VIP Fund – Class 2
Global Emerging Markets Account – Class 1
Government & High Quality Bond Account – Class 1

A member firm of Ernst & Young Global Limited

Invesco V.I. American Franchise Fund – Series II Shares
Invesco V.I. American Value Fund – Series I Shares
Invesco V.I. Core Equity Fund – Series II Shares
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares
Invesco V.I. EQV International Equity Fund – Series I Shares
Invesco V.I. Global Real Estate Fund – Series I Shares
Invesco V.I. Health Care Fund – Series I Shares
Invesco V.I. Main Street Mid Cap Fund – Series II Shares
Invesco V.I. Main Street Small Cap Fund – Series II Shares
Invesco V.I. Small Cap Equity Fund – Series I Shares
Janus Henderson Global Sustainable Equity Portfolio – Service Shares
Janus Henderson Series Balanced Portfolio – Service Shares
Janus Henderson Series Enterprise Portfolio – Service Shares
Janus Henderson Series Flexible Bond Portfolio – Service Shares
Janus Henderson Series Forty Portfolio – Service Shares
Janus Henderson Series Global Research Portfolio – Service Shares
Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares
LargeCap Growth Account I – Class 1
LargeCap S&P 500 Index Account – Class 1
Lord Abbett Series Fund Developing Growth Portfolio – Class VC
Macquarie VIP Small Cap Value Series – Service Class
MFS® Blended Research® Small Cap Equity Portfolio – Service Class
MFS® Global Equity Series – Service Class
MFS® Growth Series – Service Class
MFS® Inflation-Adjusted Bond Portfolio – Service Class
MFS® International Intrinsic Value Portfolio – Service Class
MFS® Mid Cap Value Portfolio – Service Class
MFS® New Discovery Series – Service Class
MFS® New Discovery Value Portfolio – Service Class
MFS® Research International Portfolio – Service Class
MFS® Total Return Series – Service Class
MFS® Utilities Series – Service Class
MFS® Value Series – Service Class
MidCap Account – Class 1
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class Shares
Neuberger Berman AMT Quality Equity Portfolio – I Class Shares (2)
PIMCO VIT All Asset Portfolio – Administrative Class
PIMCO VIT CommodityReal Return® Strategy Portfolio – Administrative Class
PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class
PIMCO VIT High Yield Portfolio – Administrative Class
PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class
PIMCO VIT Low Duration Portfolio – Administrative Class
PIMCO VIT Real Return Portfolio – Administrative Class
PIMCO VIT Short-Term Portfolio – Administrative Class
PIMCO VIT Total Return Portfolio – Administrative Class
Principal Capital Appreciation Account – Class 1
Principal LifeTime 2020 Account – Class 1
Principal LifeTime 2030 Account – Class 1
Principal LifeTime 2040 Account – Class 1
Principal LifeTime 2050 Account – Class 1
Principal LifeTime 2060 Account – Class 1
Principal LifeTime Strategic Income Account – Class 1
Putnam VT International Value Fund – Class IB
Putnam VT Large Cap Growth Fund – Class IB
Real Estate Securities Account – Class 1
Rydex VI Basic Materials Fund

A member firm of Ernst & Young Global Limited

Rydex VI Utilities Fund
SAM Balanced Portfolio – Class 1
SAM Conservative Balanced Portfolio – Class 1
SAM Conservative Growth Portfolio – Class 1
SAM Flexible Income Portfolio – Class 1
SAM Strategic Growth Portfolio – Class 1
Short-Term Income Account – Class 1
SmallCap Account – Class 1
T. Rowe Price Health Sciences Portfolio – II
TOPS® Managed Risk Balanced ETF Portfolio – Class 2
TOPS® Managed Risk Growth ETF Portfolio – Class 2
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2
VanEck VIP Trust Global Resources Fund – Class S Shares
VanEck VIP Trust Global Resources Fund – Initial Class Shares
Vanguard VIF Balanced Portfolio
Vanguard VIF Conservative Allocation Portfolio
Vanguard VIF Equity Income Portfolio
Vanguard VIF Global Bond Index Portfolio
Vanguard VIF International Portfolio
Vanguard VIF Mid-Cap Index Portfolio
Vanguard VIF Real Estate Index Portfolio
Fidelity VIP Consumer Staples Portfolio – Service Class 2	For the year	For the year ended
Fidelity VIP Energy Portfolio – Service Class 2	ended	December 31,
Putnam VT Small Cap Growth Fund – Class IB	December 31,	2025 and for the
Putnam VT Small Cap Value Fund – Class IB	2025	period from June
3, 2024 (date fund
made available to
policyholders)
through December
31, 2024
LVIP American Century Capital Appreciation Fund – Service Class	For the year	For the year ended
LVIP American Century Disciplined Core Value Fund – Service Class	ended	December 31,
LVIP American Century Inflation Protection Fund – Service Class	December 31,	2025 and for the
LVIP American Century International Fund – Service Class	2025	period from April
LVIP American Century Mid Cap Value Fund – Service Class		26, 2024 (date
LVIP American Century Value Fund – Service Class		fund made
available to
policyholders)
through December
31, 2024

(1)	Represented the operations of Wanger International until June 2, 2025

(2)	Represented the operations of Neuberger Berman AMT Sustainable Equity Portfolio – I Class Shares until July 30, 2025

A member firm of Ernst & Young Global Limited

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	VPS Discovery	VPS International	VPS Small Cap	VPS Sustainable
	Value Portfolio	Value Portfolio	Growth Portfolio	Global Thematic
	– Class A	– Class A	– Class A	Portfolio – Class A
Assets
Investments in shares of mutual funds, at fair value	$5,647,721	$3,750,675	$280,529	$330,306
Total assets	5,647,721	3,750,675	280,529	330,306
Total liabilities	—	—	—	—
Net assets	$5,647,721	$3,750,675	$280,529	$330,306

Net assets
Applicable to accumulation units	$5,647,721	$3,750,675	$280,529	$330,306
Total net assets	$5,647,721	$3,750,675	$280,529	$330,306

Investments in shares of mutual funds, at cost	$5,861,505	$2,852,686	$264,439	$347,571

Shares of mutual funds owned	340,429	179,286	21,061	10,061

Accumulation units outstanding	137,740	270,403	5,345	9,296

Statements of Operations

Year ended December 31, 2025

	AllianceBernstein	AllianceBernstein	AllianceBernstein	AllianceBernstein
	VPS Discovery	VPS International	VPS Small Cap	VPS Sustainable
	Value Portfolio	Value Portfolio	Growth Portfolio	Global Thematic
	– Class A	– Class A	– Class A	Portfolio – Class A
Net investment income (loss)
Investment income:
Dividends	$47,164	$83,998	$—	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	47,164	83,998	—	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	43,469	106,715	(8,939)	7,689
Capital gains distributions	610,231	—	—	42,053
Total realized gains (losses) on investments	653,700	106,715	(8,939)	49,742

Change in net unrealized appreciation (depreciation) of investments	(549,424)	759,162	22,143	(32,437)

Net gains (losses) on investments	151,440	949,875	13,204	17,305
Net increase (decrease) in net assets resulting from operations	$151,440	$949,875	$13,204	$17,305

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

			American Funds
	American Funds	American Funds	Insurance Series
	Insurance Series	Insurance Series	– Global Small	American Funds
	– Capital World	– Global Balanced	Capitalization	Insurance Series
	Bond Fund	Fund – Class 2	Fund – Class 2	– Growth Fund
	– Class 2 Shares	Shares	Shares	– Class 2 Shares
Assets
Investments in shares of mutual funds, at fair value	$740,969	$1,503,672	$6,284	$44,118,864
Total assets	740,969	1,503,672	6,284	44,118,864
Total liabilities	—	—	—	—
Net assets	$740,969	$1,503,672	$6,284	$44,118,864

Net assets
Applicable to accumulation units	$740,969	$1,503,672	$6,284	$44,118,864
Total net assets	$740,969	$1,503,672	$6,284	$44,118,864

Investments in shares of mutual funds, at cost	$725,954	$1,337,931	$6,102	$33,841,723

Shares of mutual funds owned	73,291	104,932	330	317,859

Accumulation units outstanding	68,586	90,575	458	722,448

Statements of Operations

Year ended December 31, 2025

			American Funds
	American Funds	American Funds	Insurance Series
	Insurance Series	Insurance Series	– Global Small	American Funds
	– Capital World	– Global Balanced	Capitalization	Insurance Series
	Bond Fund	Fund – Class 2	Fund – Class 2	– Growth Fund
	– Class 2 Shares	Shares	Shares	– Class 2 Shares
Net investment income (loss)
Investment income:
Dividends	$21,156	$19,300	$21	$55,057

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	21,156	19,300	21	55,057

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	11,696	10,076	14,671	1,372,291
Capital gains distributions	—	50,163	2,575	2,813,598
Total realized gains (losses) on investments	11,696	60,239	17,246	4,185,889

Change in net unrealized appreciation (depreciation) of investments	27,902	130,534	(1,888)	2,693,518

Net gains (losses) on investments	60,754	210,073	15,379	6,934,464
Net increase (decrease) in net assets resulting from operations	$60,754	$210,073	$15,379	$6,934,464

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

			American Funds
	American Funds		Insurance Series
	Insurance Series	American Funds	– Washington	BNY Mellon IP
	– International	Insurance Series	Mutual Investors	MidCap Stock
	Fund – Class 2	– New World Fund	Fund – Class 2	Portfolio – Service
	Shares	– Class 2 Shares	Shares	Shares
Assets
Investments in shares of mutual funds, at fair value	$8,384,049	$14,035,810	$15,625,194	$1,670,624
Total assets	8,384,049	14,035,810	15,625,194	1,670,624
Total liabilities	—	—	—	—
Net assets	$8,384,049	$14,035,810	$15,625,194	$1,670,624

Net assets
Applicable to accumulation units	$8,384,049	$14,035,810	$15,625,194	$1,670,624
Total net assets	$8,384,049	$14,035,810	$15,625,194	$1,670,624

Investments in shares of mutual funds, at cost	$7,166,217	$11,561,713	$13,271,760	$1,566,573

Shares of mutual funds owned	377,320	438,208	878,313	82,704

Accumulation units outstanding	464,995	652,342	521,153	68,460

Statements of Operations

Year ended December 31, 2025

			American Funds
	American Funds		Insurance Series
	Insurance Series	American Funds	– Washington	BNY Mellon IP
	– International	Insurance Series	Mutual Investors	MidCap Stock
	Fund – Class 2	– New World Fund	Fund – Class 2	Portfolio – Service
	Shares	– Class 2 Shares	Shares	Shares
Net investment income (loss)
Investment income:
Dividends	$101,342	$142,304	$205,674	$3,072

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	101,342	142,304	205,674	3,072

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	172,542	233,488	578,904	4,466
Capital gains distributions	—	461,209	932,897	63,401
Total realized gains (losses) on investments	172,542	694,697	1,511,801	67,867

Change in net unrealized appreciation (depreciation) of investments	1,322,852	2,037,984	488,424	25,123

Net gains (losses) on investments	1,596,736	2,874,985	2,205,899	96,062
Net increase (decrease) in net assets resulting from operations	$1,596,736	$2,874,985	$2,205,899	$96,062

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

		BNY Mellon
	BNY Mellon IP	Sustainable U.S.	BNY Mellon VIF
	Technology	Equity Portfolio,	Appreciation	Bond Market
	Growth Portfolio	Inc. – Service	Portfolio – Service	Index Account
	– Service Shares	Shares	Shares	– Class 1
Assets
Investments in shares of mutual funds, at fair value	$1,164,798	$403,239	$756,382	$6,792,179
Total assets	1,164,798	403,239	756,382	6,792,179
Total liabilities	—	—	—	—
Net assets	$1,164,798	$403,239	$756,382	$6,792,179

Net assets
Applicable to accumulation units	$1,164,798	$403,239	$756,382	$6,792,179
Total net assets	$1,164,798	$403,239	$756,382	$6,792,179

Investments in shares of mutual funds, at cost	$1,038,079	$372,661	$774,457	$6,699,401

Shares of mutual funds owned	66,598	7,059	23,117	717,989

Accumulation units outstanding	14,948	5,872	11,366	539,427

Statements of Operations

Year ended December 31, 2025

		BNY Mellon
	BNY Mellon IP	Sustainable U.S.	BNY Mellon VIF
	Technology	Equity Portfolio,	Appreciation	Bond Market
	Growth Portfolio	Inc. – Service	Portfolio – Service	Index Account
	– Service Shares	Shares	Shares	– Class 1
Net investment income (loss)
Investment income:
Dividends	$—	$153	$1,054	$266,644

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	153	1,054	266,644

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(191,210)	7,324	22,271	8,575
Capital gains distributions	444,030	22,054	97,371	—
Total realized gains (losses) on investments	252,820	29,378	119,642	8,575

Change in net unrealized appreciation (depreciation) of investments	4,567	19,574	(54,952)	151,852

Net gains (losses) on investments	257,387	49,105	65,744	427,071
Net increase (decrease) in net assets resulting from operations	$257,387	$49,105	$65,744	$427,071

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

		ClearBridge
	ClearBridge	Variable Small
	Variable Mid Cap	Cap Growth	Columbia VP -
	Portfolio – Class I	Portfolio	Acorn	Core Plus Bond
	Shares	– Class I Shares	International Fund	Account – Class 1
Assets
Investments in shares of mutual funds, at fair value	$1,671,938	$4,056,322	$1,692,192	$26,061,558
Total assets	1,671,938	4,056,322	1,692,192	26,061,558
Total liabilities	—	—	—	—
Net assets	$1,671,938	$4,056,322	$1,692,192	$26,061,558

Net assets
Applicable to accumulation units	$1,671,938	$4,056,322	$1,692,192	$26,061,558
Total net assets	$1,671,938	$4,056,322	$1,692,192	$26,061,558

Investments in shares of mutual funds, at cost	$1,669,104	$3,941,737	$1,713,653	$25,992,173

Shares of mutual funds owned	70,249	143,841	82,788	2,683,992

Accumulation units outstanding	84,819	136,344	122,090	860,318

Statements of Operations

Year ended December 31, 2025

		ClearBridge
	ClearBridge	Variable Small
	Variable Mid Cap	Cap Growth	Columbia VP -
	Portfolio – Class I	Portfolio	Acorn	Core Plus Bond
	Shares	– Class I Shares	International Fund	Account – Class 1
Net investment income (loss)
Investment income:
Dividends	$4,633	$—	$20,262	$1,094,482

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	4,633	—	20,262	1,094,482

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	14,465	156,721	(14,855)	(52,246)
Capital gains distributions	102,087	281,244	7,588	—
Total realized gains (losses) on investments	116,552	437,965	(7,267)	(52,246)

Change in net unrealized appreciation (depreciation) of investments	(44,060)	(63,349)	164,435	704,348

Net gains (losses) on investments	77,125	374,616	177,430	1,746,584
Net increase (decrease) in net assets resulting from operations	$77,125	$374,616	$177,430	$1,746,584

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	CVT EAFE
	International	CVT Investment	CVT Russell 2000
	Index Portfolio	Grade Bond Index	Small Cap Index	CVT S&P 500
	– Class F	Portfolio – Class I	Portfolio – Class F	Index Portfolio
Assets
Investments in shares of mutual funds, at fair value	$4,745,406	$4,815,375	$14,159,547	$681,456
Total assets	4,745,406	4,815,375	14,159,547	681,456
Total liabilities	—	—	—	—
Net assets	$4,745,406	$4,815,375	$14,159,547	$681,456

Net assets
Applicable to accumulation units	$4,745,406	$4,815,375	$14,159,547	$681,456
Total net assets	$4,745,406	$4,815,375	$14,159,547	$681,456

Investments in shares of mutual funds, at cost	$4,007,942	$4,793,033	$12,846,705	$537,250

Shares of mutual funds owned	39,234	97,695	158,900	3,186

Accumulation units outstanding	226,583	386,815	334,027	15,740

Statements of Operations

Year ended December 31, 2025

	CVT EAFE
	International	CVT Investment	CVT Russell 2000
	Index Portfolio	Grade Bond Index	Small Cap Index	CVT S&P 500
	– Class F	Portfolio – Class I	Portfolio – Class F	Index Portfolio
Net investment income (loss)
Investment income:
Dividends	$105,390	$129,249	$205,796	$7,001

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	105,390	129,249	205,796	7,001

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	190,642	(47,921)	419,893	18,873
Capital gains distributions	—	—	669,552	58,679
Total realized gains (losses) on investments	190,642	(47,921)	1,089,445	77,552

Change in net unrealized appreciation (depreciation) of investments	735,264	180,131	213,718	17,368

Net gains (losses) on investments	1,031,296	261,459	1,508,959	101,921
Net increase (decrease) in net assets resulting from operations	$1,031,296	$261,459	$1,508,959	$101,921

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	CVT S&P MidCap	Diversified	DWS Alternative	DWS Small Mid
	400 Index Portfolio	International	Asset Allocation	Cap Value VIP
	– Class F	Account – Class 1	VIP – Class B	– Class B
Assets
Investments in shares of mutual funds, at fair value	$6,665,029	$15,221,670	$146,848	$633,876
Total assets	6,665,029	15,221,670	146,848	633,876
Total liabilities	—	—	—	—
Net assets	$6,665,029	$15,221,670	$146,848	$633,876

Net assets
Applicable to accumulation units	$6,665,029	$15,221,670	$146,848	$633,876
Total net assets	$6,665,029	$15,221,670	$146,848	$633,876

Investments in shares of mutual funds, at cost	$6,189,102	$12,729,062	$138,801	$576,572

Shares of mutual funds owned	52,667	789,506	10,719	44,892

Accumulation units outstanding	145,450	283,805	10,005	18,196

Statements of Operations

Year ended December 31, 2025

	CVT S&P MidCap	Diversified	DWS Alternative	DWS Small Mid
	400 Index Portfolio	International	Asset Allocation	Cap Value VIP
	– Class F	Account – Class 1	VIP – Class B	– Class B
Net investment income (loss)
Investment income:
Dividends	$68,757	$293,059	$5,063	$3,467

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	68,757	293,059	5,063	3,467

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(4,136)	500,607	3,949	27,711
Capital gains distributions	413,933	749,401	—	68,295
Total realized gains (losses) on investments	409,797	1,250,008	3,949	96,006

Change in net unrealized appreciation (depreciation) of investments	(33,510)	2,186,536	5,879	(10,013)

Net gains (losses) on investments	445,044	3,729,603	14,891	89,460
Net increase (decrease) in net assets resulting from operations	$445,044	$3,729,603	$14,891	$89,460

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

		Fidelity VIP	Fidelity VIP
		Consumer Staples	Contrafund®	Fidelity VIP
	Equity Income	Portfolio	Portfolio	Energy Portfolio
	Account – Class 1	– Service Class 2	– Service Class 2	– Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$35,541,538	$6,789	$40,423,009	$6,177
Total assets	35,541,538	6,789	40,423,009	6,177
Total liabilities	—	—	—	—
Net assets	$35,541,538	$6,789	$40,423,009	$6,177

Net assets
Applicable to accumulation units	$35,541,538	$6,789	$40,423,009	$6,177
Total net assets	$35,541,538	$6,789	$40,423,009	$6,177

Investments in shares of mutual funds, at cost	$31,748,135	$7,216	$35,469,526	$5,906

Shares of mutual funds owned	1,119,066	392	710,922	228

Accumulation units outstanding	751,359	694	327,919	618

Statements of Operations

Year ended December 31, 2025

		Fidelity VIP	Fidelity VIP
		Consumer Staples	Contrafund®	Fidelity VIP
	Equity Income	Portfolio	Portfolio	Energy Portfolio
	Account – Class 1	– Service Class 2	– Service Class 2	– Service Class 2
Net investment income (loss)
Investment income:
Dividends	$576,854	$128	$—	$52

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	576,854	128	—	52

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	487,741	(35)	1,368,616	54
Capital gains distributions	3,046,817	250	6,144,240	—
Total realized gains (losses) on investments	3,534,558	215	7,512,856	54

Change in net unrealized appreciation (depreciation) of investments	565,769	(427)	(639,841)	271

Net gains (losses) on investments	4,677,181	(84)	6,873,015	377
Net increase (decrease) in net assets resulting from operations	$4,677,181	$(84)	$6,873,015	$377

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

			Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government
	Equity-Income	Extended Market	Money Market	Fidelity VIP High
	Portfolio	Index Portfolio	Portfolio	Income Portfolio
	– Service Class 2	– Service Class 2	– Service Class	– Service Class 2
Assets
Investments in shares of mutual funds, at fair value	$7,038,543	$6,767,564	$116,348,721	$6,410,309
Total assets	7,038,543	6,767,564	116,348,721	6,410,309
Total liabilities	—	—	—	—
Net assets	$7,038,543	$6,767,564	$116,348,721	$6,410,309

Net assets
Applicable to accumulation units	$7,038,543	$6,767,564	$116,348,721	$6,410,309
Total net assets	$7,038,543	$6,767,564	$116,348,721	$6,410,309

Investments in shares of mutual funds, at cost	$6,558,464	$6,107,788	$116,348,721	$6,499,875

Shares of mutual funds owned	250,215	426,706	116,348,721	1,390,522

Accumulation units outstanding	120,514	365,018	9,594,958	154,845

Statements of Operations

Year ended December 31, 2025

			Fidelity VIP
	Fidelity VIP	Fidelity VIP	Government
	Equity-Income	Extended Market	Money Market	Fidelity VIP High
	Portfolio	Index Portfolio	Portfolio	Income Portfolio
	– Service Class 2	– Service Class 2	– Service Class	– Service Class 2
Net investment income (loss)
Investment income:
Dividends	$109,810	$57,099	$4,138,292	$412,668

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	109,810	57,099	4,138,292	412,668

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	218,277	323,348	—	(71,495)
Capital gains distributions	376,119	—	—	—
Total realized gains (losses) on investments	594,396	323,348	—	(71,495)

Change in net unrealized appreciation (depreciation) of investments	283,711	432,216	—	222,913

Net gains (losses) on investments	987,917	812,663	4,138,292	564,086
Net increase (decrease) in net assets resulting from operations	$987,917	$812,663	$4,138,292	$564,086

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Fidelity VIP		Fidelity VIP	Fidelity VIP Total
	International	Fidelity VIP	Strategic Income	Market Index
	Index Portfolio	Mid Cap Portfolio	Portfolio – Service	Portfolio – Service
	– Service Class 2	– Service Class 2	Class 2	Class 2
Assets
Investments in shares of mutual funds, at fair value	$15,936,474	$12,243,181	$7,747,536	$19,995,198
Total assets	15,936,474	12,243,181	7,747,536	19,995,198
Total liabilities	—	—	—	—
Net assets	$15,936,474	$12,243,181	$7,747,536	$19,995,198

Net assets
Applicable to accumulation units	$15,936,474	$12,243,181	$7,747,536	$19,995,198
Total net assets	$15,936,474	$12,243,181	$7,747,536	$19,995,198

Investments in shares of mutual funds, at cost	$13,438,785	$12,067,861	$7,520,166	$16,686,059

Shares of mutual funds owned	1,141,581	348,114	699,868	822,848

Accumulation units outstanding	901,902	136,164	563,880	805,774

Statements of Operations

Year ended December 31, 2025

	Fidelity VIP		Fidelity VIP	Fidelity VIP Total
	International	Fidelity VIP	Strategic Income	Market Index
	Index Portfolio	Mid Cap Portfolio	Portfolio – Service	Portfolio – Service
	– Service Class 2	– Service Class 2	Class 2	Class 2
Net investment income (loss)
Investment income:
Dividends	$347,963	$28,587	$216,119	$172,860

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	347,963	28,587	216,119	172,860

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	297,191	(49,588)	74,510	1,490,217
Capital gains distributions	—	1,346,117	—	—
Total realized gains (losses) on investments	297,191	1,296,529	74,510	1,490,217

Change in net unrealized appreciation (depreciation) of investments	2,373,530	(25,223)	153,303	1,257,219

Net gains (losses) on investments	3,018,684	1,299,893	443,932	2,920,296
Net increase (decrease) in net assets resulting from operations	$3,018,684	$1,299,893	$443,932	$2,920,296

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

		Franklin	Franklin	Franklin
	Franklin	Templeton VIP	Templeton VIP	Templeton VIP
	Templeton VIP	Trust – Franklin	Trust – Franklin	Trust – Franklin
	Trust – Franklin	Mutual Global	Mutual Shares	Rising Dividends
	Income VIP Fund	Discovery VIP	VIP Fund	VIP Fund
	– Class 2	Fund – Class 2	– Class 2	– Class 2
Assets
Investments in shares of mutual funds, at fair value	$3,852,302	$4,449,615	$185,269	$9,708,974
Total assets	3,852,302	4,449,615	185,269	9,708,974
Total liabilities	—	—	—	—
Net assets	$3,852,302	$4,449,615	$185,269	$9,708,974

Net assets
Applicable to accumulation units	$3,852,302	$4,449,615	$185,269	$9,708,974
Total net assets	$3,852,302	$4,449,615	$185,269	$9,708,974

Investments in shares of mutual funds, at cost	$3,684,385	$4,119,957	$180,962	$9,316,545

Shares of mutual funds owned	254,110	233,453	11,507	346,254

Accumulation units outstanding	78,282	67,954	4,257	133,144

Statements of Operations

Year ended December 31, 2025

		Franklin	Franklin	Franklin
	Franklin	Templeton VIP	Templeton VIP	Templeton VIP
	Templeton VIP	Trust – Franklin	Trust – Franklin	Trust – Franklin
	Trust – Franklin	Mutual Global	Mutual Shares	Rising Dividends
	Income VIP Fund	Discovery VIP	VIP Fund	VIP Fund
	– Class 2	Fund – Class 2	– Class 2	– Class 2
Net investment income (loss)
Investment income:
Dividends	$165,143	$78,029	$1,744	$71,917

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	165,143	78,029	1,744	71,917

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(7,821)	(6,953)	331	15,142
Capital gains distributions	34,712	432,522	8,594	861,592
Total realized gains (losses) on investments	26,891	425,569	8,925	876,734

Change in net unrealized appreciation (depreciation) of investments	191,542	333,875	2,460	41,592

Net gains (losses) on investments	383,576	837,473	13,129	990,243
Net increase (decrease) in net assets resulting from operations	$383,576	$837,473	$13,129	$990,243

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Franklin	Franklin	Franklin	Franklin
	Templeton VIP	Templeton VIP	Templeton VIP	Templeton VIP
	Trust – Franklin	Trust – Franklin	Trust – Franklin	Trust – Templeton
	Small Cap Value	Strategic Income	U.S. Government	Developing
	VIP Fund	VIP Fund	Securities VIP	Markets VIP Fund
	– Class 2	– Class 2	Fund – Class 2	– Class 2
Assets
Investments in shares of mutual funds, at fair value	$3,255,956	$710,033	$97,831	$893,037
Total assets	3,255,956	710,033	97,831	893,037
Total liabilities	—	—	—	—
Net assets	$3,255,956	$710,033	$97,831	$893,037

Net assets
Applicable to accumulation units	$3,255,956	$710,033	$97,831	$893,037
Total net assets	$3,255,956	$710,033	$97,831	$893,037

Investments in shares of mutual funds, at cost	$3,152,088	$698,565	$95,086	$675,352

Shares of mutual funds owned	234,748	77,769	9,317	73,927

Accumulation units outstanding	48,882	36,078	7,680	28,193

Statements of Operations

Year ended December 31, 2025

	Franklin	Franklin	Franklin	Franklin
	Templeton VIP	Templeton VIP	Templeton VIP	Templeton VIP
	Trust – Franklin	Trust – Franklin	Trust – Franklin	Trust – Templeton
	Small Cap Value	Strategic Income	U.S. Government	Developing
	VIP Fund	VIP Fund	Securities VIP	Markets VIP Fund
	– Class 2	– Class 2	Fund – Class 2	– Class 2
Net investment income (loss)
Investment income:
Dividends	$31,128	$32,739	$793	$3,532

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	31,128	32,739	793	3,532

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	68,329	8,588	253	47,630
Capital gains distributions	242,772	7	—	11,022
Total realized gains (losses) on investments	311,101	8,595	253	58,652

Change in net unrealized appreciation (depreciation) of investments	(119,499)	6,250	2,843	197,044

Net gains (losses) on investments	222,730	47,584	3,889	259,228
Net increase (decrease) in net assets resulting from operations	$222,730	$47,584	$3,889	$259,228

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Franklin	Franklin
	Templeton VIP	Templeton VIP
	Trust – Templeton	Trust – Templeton	Global Emerging	Government &
	Foreign VIP Fund	Global Bond VIP	Markets Account	High Quality Bond
	– Class 2	Fund – Class 2	– Class 1	Account – Class 1
Assets
Investments in shares of mutual funds, at fair value	$616,372	$3,145,790	$6,800,085	$4,796,660
Total assets	616,372	3,145,790	6,800,085	4,796,660
Total liabilities	—	—	—	—
Net assets	$616,372	$3,145,790	$6,800,085	$4,796,660

Net assets
Applicable to accumulation units	$616,372	$3,145,790	$6,800,085	$4,796,660
Total net assets	$616,372	$3,145,790	$6,800,085	$4,796,660

Investments in shares of mutual funds, at cost	$552,812	$3,128,905	$5,333,981	$4,872,837

Shares of mutual funds owned	38,001	238,860	328,506	560,358

Accumulation units outstanding	34,039	208,815	104,868	321,142

Statements of Operations

Year ended December 31, 2025

	Franklin	Franklin
	Templeton VIP	Templeton VIP
	Trust – Templeton	Trust – Templeton	Global Emerging	Government &
	Foreign VIP Fund	Global Bond VIP	Markets Account	High Quality Bond
	– Class 2	Fund – Class 2	– Class 1	Account – Class 1
Net investment income (loss)
Investment income:
Dividends	$11,328	$—	$38,964	$162,688

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	11,328	—	38,964	162,688

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,741	(81,611)	58,858	(34,032)
Capital gains distributions	31,630	—	67,391	—
Total realized gains (losses) on investments	36,371	(81,611)	126,249	(34,032)

Change in net unrealized appreciation (depreciation) of investments	73,035	488,700	1,658,347	207,760

Net gains (losses) on investments	120,734	407,089	1,823,560	336,416
Net increase (decrease) in net assets resulting from operations	$120,734	$407,089	$1,823,560	$336,416

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	American	American Value	Invesco V.I. Core	Discovery Mid
	Franchise Fund	Fund – Series I	Equity Fund	Cap Growth Fund
	– Series II Shares	Shares	– Series II Shares	– Series I Shares
Assets
Investments in shares of mutual funds, at fair value	$2,140,135	$1,656,371	$1,682,607	$1,977,802
Total assets	2,140,135	1,656,371	1,682,607	1,977,802
Total liabilities	—	—	—	—
Net assets	$2,140,135	$1,656,371	$1,682,607	$1,977,802

Net assets
Applicable to accumulation units	$2,140,135	$1,656,371	$1,682,607	$1,977,802
Total net assets	$2,140,135	$1,656,371	$1,682,607	$1,977,802

Investments in shares of mutual funds, at cost	$1,853,593	$1,549,062	$1,495,269	$1,854,641

Shares of mutual funds owned	29,745	91,260	47,053	26,297

Accumulation units outstanding	35,569	59,670	21,212	108,916

Statements of Operations

Year ended December 31, 2025

	Invesco V.I.	Invesco V.I.		Invesco V.I.
	American	American Value	Invesco V.I. Core	Discovery Mid
	Franchise Fund	Fund – Series I	Equity Fund	Cap Growth Fund
	– Series II Shares	Shares	– Series II Shares	– Series I Shares
Net investment income (loss)
Investment income:
Dividends	$—	$6,338	$6,236	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	6,338	6,236	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	42,684	12,850	17,502	38,263
Capital gains distributions	206,554	211,479	114,089	156,098
Total realized gains (losses) on investments	249,238	224,329	131,591	194,361

Change in net unrealized appreciation (depreciation) of investments	(9,035)	17,666	83,360	(98,144)

Net gains (losses) on investments	240,203	248,333	221,187	96,217
Net increase (decrease) in net assets resulting from operations	$240,203	$248,333	$221,187	$96,217

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Invesco V.I. EQV			Invesco V.I.
	International	Invesco V.I. Global	Invesco V.I. Health	Main Street
	Equity Fund	Real Estate Fund	Care Fund	Mid Cap Fund
	– Series I Shares	– Series I Shares	– Series I Shares	– Series II Shares
Assets
Investments in shares of mutual funds, at fair value	$863,823	$584,493	$6,989,040	$1,482,856
Total assets	863,823	584,493	6,989,040	1,482,856
Total liabilities	—	—	—	—
Net assets	$863,823	$584,493	$6,989,040	$1,482,856

Net assets
Applicable to accumulation units	$863,823	$584,493	$6,989,040	$1,482,856
Total net assets	$863,823	$584,493	$6,989,040	$1,482,856

Investments in shares of mutual funds, at cost	$805,496	$570,384	$6,539,362	$1,387,841

Shares of mutual funds owned	23,922	41,278	233,825	141,224

Accumulation units outstanding	18,236	44,877	134,148	36,196

Statements of Operations

Year ended December 31, 2025

	Invesco V.I. EQV			Invesco V.I.
	International	Invesco V.I. Global	Invesco V.I. Health	Main Street
	Equity Fund	Real Estate Fund	Care Fund	Mid Cap Fund
	– Series I Shares	– Series I Shares	– Series I Shares	– Series II Shares
Net investment income (loss)
Investment income:
Dividends	$10,324	$11,106	$—	$1,473

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	10,324	11,106	—	1,473

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	12,932	3,606	17,627	153
Capital gains distributions	45,823	—	269,529	141,055
Total realized gains (losses) on investments	58,755	3,606	287,156	141,208

Change in net unrealized appreciation (depreciation) of investments	33,900	13,902	640,955	(31,859)

Net gains (losses) on investments	102,979	28,614	928,111	110,822
Net increase (decrease) in net assets resulting from operations	$102,979	$28,614	$928,111	$110,822

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Invesco V.I. Main		Janus Henderson	Janus Henderson
	Street Small Cap	Invesco V.I. Small	Global Sustainable	Series Balanced
	Fund – Series II	Cap Equity Fund	Equity Portfolio	Portfolio – Service
	Shares	– Series I Shares	– Service Shares	Shares
Assets
Investments in shares of mutual funds, at fair value	$2,263,390	$286,143	$90,727	$13,635,863
Total assets	2,263,390	286,143	90,727	13,635,863
Total liabilities	—	—	—	—
Net assets	$2,263,390	$286,143	$90,727	$13,635,863

Net assets
Applicable to accumulation units	$2,263,390	$286,143	$90,727	$13,635,863
Total net assets	$2,263,390	$286,143	$90,727	$13,635,863

Investments in shares of mutual funds, at cost	$2,241,953	$275,449	$86,063	$11,777,572

Shares of mutual funds owned	81,681	14,264	7,039	229,251

Accumulation units outstanding	42,527	6,946	6,049	208,749

Statements of Operations

Year ended December 31, 2025

	Invesco V.I. Main		Janus Henderson	Janus Henderson
	Street Small Cap	Invesco V.I. Small	Global Sustainable	Series Balanced
	Fund – Series II	Cap Equity Fund	Equity Portfolio	Portfolio – Service
	Shares	– Series I Shares	– Service Shares	Shares
Net investment income (loss)
Investment income:
Dividends	$4,981	$—	$192	$215,452

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	4,981	—	192	215,452

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	94,558	11,347	12,481	694,876
Capital gains distributions	221,486	7,206	3,670	382,171
Total realized gains (losses) on investments	316,044	18,553	16,151	1,077,047

Change in net unrealized appreciation (depreciation) of investments	(138,743)	(3,038)	6,101	452,774

Net gains (losses) on investments	182,282	15,515	22,444	1,745,273
Net increase (decrease) in net assets resulting from operations	$182,282	$15,515	$22,444	$1,745,273

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Series Enterprise	Series Flexible	Series Forty	Series Global
	Portfolio	Bond Portfolio	Portfolio – Service	Research Portfolio
	– Service Shares	– Service Shares	Shares	– Service Shares
Assets
Investments in shares of mutual funds, at fair value	$14,875,100	$8,340,947	$13,255,123	$1,520,056
Total assets	14,875,100	8,340,947	13,255,123	1,520,056
Total liabilities	—	—	—	—
Net assets	$14,875,100	$8,340,947	$13,255,123	$1,520,056

Net assets
Applicable to accumulation units	$14,875,100	$8,340,947	$13,255,123	$1,520,056
Total net assets	$14,875,100	$8,340,947	$13,255,123	$1,520,056

Investments in shares of mutual funds, at cost	$14,428,157	$8,214,044	$11,195,483	$1,335,601

Shares of mutual funds owned	202,796	748,738	255,545	19,891

Accumulation units outstanding	186,238	324,383	181,091	27,877

Statements of Operations

Year ended December 31, 2025

	Janus Henderson	Janus Henderson	Janus Henderson	Janus Henderson
	Series Enterprise	Series Flexible	Series Forty	Series Global
	Portfolio	Bond Portfolio	Portfolio – Service	Research Portfolio
	– Service Shares	– Service Shares	Shares	– Service Shares
Net investment income (loss)
Investment income:
Dividends	$24,749	$254,508	$29,985	$8,771

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	24,749	254,508	29,985	8,771

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	188,444	23,458	371,980	136,256
Capital gains distributions	1,178,662	—	1,537,772	133,381
Total realized gains (losses) on investments	1,367,106	23,458	1,909,752	269,637

Change in net unrealized appreciation (depreciation) of investments	(353,393)	202,230	26,079	(7,373)

Net gains (losses) on investments	1,038,462	480,196	1,965,816	271,035
Net increase (decrease) in net assets resulting from operations	$1,038,462	$480,196	$1,965,816	$271,035

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Janus Henderson
	Series Global
	Technology and			Lord Abbett Series
	Innovation		LargeCap S&P	Fund Developing
	Portfolio – Service	LargeCap Growth	500 Index Account	Growth Portfolio
	Shares	Account I – Class 1	– Class 1	– Class VC
Assets
Investments in shares of mutual funds, at fair value	$14,733,862	$54,005,029	$224,349,182	$4,506,320
Total assets	14,733,862	54,005,029	224,349,182	4,506,320
Total liabilities	—	—	—	—
Net assets	$14,733,862	$54,005,029	$224,349,182	$4,506,320

Net assets
Applicable to accumulation units	$14,733,862	$54,005,029	$224,349,182	$4,506,320
Total net assets	$14,733,862	$54,005,029	$224,349,182	$4,506,320

Investments in shares of mutual funds, at cost	$11,469,438	$51,198,795	$207,545,651	$3,680,496

Shares of mutual funds owned	615,449	1,182,247	9,232,477	134,799

Accumulation units outstanding	444,371	348,806	2,917,943	138,787

Statements of Operations

Year ended December 31, 2025

	Janus Henderson
	Series Global
	Technology and			Lord Abbett Series
	Innovation		LargeCap S&P	Fund Developing
	Portfolio – Service	LargeCap Growth	500 Index Account	Growth Portfolio
	Shares	Account I – Class 1	– Class 1	– Class VC
Net investment income (loss)
Investment income:
Dividends	$—	$—	$2,738,176	$7,733

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	2,738,176	7,733

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	718,155	3,437,143	1,200,435	131,399
Capital gains distributions	1,116,168	8,274,225	33,784,477	—
Total realized gains (losses) on investments	1,834,323	11,711,368	34,984,912	131,399

Change in net unrealized appreciation (depreciation) of investments	879,476	(6,003,975)	(5,146,989)	503,324

Net gains (losses) on investments	2,713,799	5,707,393	32,576,099	642,456
Net increase (decrease) in net assets resulting from operations	$2,713,799	$5,707,393	$32,576,099	$642,456

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

		LVIP American
	LVIP American	Century	LVIP American	LVIP American
	Century Capital	Disciplined Core	Century Inflation	Century
	Appreciation Fund	Value Fund	Protection Fund	International Fund
	– Service Class	– Service Class	– Service Class	– Service Class
Assets
Investments in shares of mutual funds, at fair value	$1,806,037	$3,851,835	$1,838,423	$261,694
Total assets	1,806,037	3,851,835	1,838,423	261,694
Total liabilities	—	—	—	—
Net assets	$1,806,037	$3,851,835	$1,838,423	$261,694

Net assets
Applicable to accumulation units	$1,806,037	$3,851,835	$1,838,423	$261,694
Total net assets	$1,806,037	$3,851,835	$1,838,423	$261,694

Investments in shares of mutual funds, at cost	$1,856,243	$3,332,713	$1,891,302	$245,065

Shares of mutual funds owned	123,136	398,123	203,456	21,396

Accumulation units outstanding	55,826	69,137	125,141	7,316

Statements of Operations

Year ended December 31, 2025

		LVIP American
	LVIP American	Century	LVIP American	LVIP American
	Century Capital	Disciplined Core	Century Inflation	Century
	Appreciation Fund	Value Fund	Protection Fund	International Fund
	– Service Class	– Service Class	– Service Class	– Service Class
Net investment income (loss)
Investment income:
Dividends	$—	$52,427	$132,545	$2,669

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	52,427	132,545	2,669

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	31,243	37,644	6,624	7,445
Capital gains distributions	299,184	—	—	—
Total realized gains (losses) on investments	330,427	37,644	6,624	7,445

Change in net unrealized appreciation (depreciation) of investments	(220,233)	388,544	(42,899)	25,676

Net gains (losses) on investments	110,194	478,615	96,270	35,790
Net increase (decrease) in net assets resulting from operations	$110,194	$478,615	$96,270	$35,790

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

				MFS® Blended
	LVIP American	LVIP American	Macquarie VIP	Research® Small
	Century Mid Cap	Century Value	Small Cap Value	Cap Equity
	Value Fund	Fund – Service	Series – Service	Portfolio – Service
	– Service Class	Class	Class	Class
Assets
Investments in shares of mutual funds, at fair value	$7,770,298	$4,122,449	$5,032,691	$1,469,048
Total assets	7,770,298	4,122,449	5,032,691	1,469,048
Total liabilities	—	—	—	—
Net assets	$7,770,298	$4,122,449	$5,032,691	$1,469,048

Net assets
Applicable to accumulation units	$7,770,298	$4,122,449	$5,032,691	$1,469,048
Total net assets	$7,770,298	$4,122,449	$5,032,691	$1,469,048

Investments in shares of mutual funds, at cost	$7,828,662	$3,914,963	$4,537,547	$1,470,368

Shares of mutual funds owned	400,634	318,656	126,228	159,853

Accumulation units outstanding	137,335	66,090	117,757	64,044

Statements of Operations

Year ended December 31, 2025

				MFS® Blended
	LVIP American	LVIP American	Macquarie VIP	Research® Small
	Century Mid Cap	Century Value	Small Cap Value	Cap Equity
	Value Fund	Fund – Service	Series – Service	Portfolio – Service
	– Service Class	Class	Class	Class
Net investment income (loss)
Investment income:
Dividends	$125,575	$57,688	$42,900	$10,510

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	125,575	57,688	42,900	10,510

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	72,880	81,246	685	(7,062)
Capital gains distributions	631,726	287,317	283,462	139,026
Total realized gains (losses) on investments	704,606	368,563	284,147	131,964

Change in net unrealized appreciation (depreciation) of investments	(190,951)	128,077	32,870	(64,352)

Net gains (losses) on investments	639,230	554,328	359,917	78,122
Net increase (decrease) in net assets resulting from operations	$639,230	$554,328	$359,917	$78,122

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

				MFS®
			MFS®	International
	MFS® Global	MFS® Growth	Inflation–Adjusted	Intrinsic Value
	Equity Series	Series – Service	Bond Portfolio	Portfolio – Service
	– Service Class	Class	– Service Class	Class
Assets
Investments in shares of mutual funds, at fair value	$1,153,315	$10,011,241	$78,195	$5,675,630
Total assets	1,153,315	10,011,241	78,195	5,675,630
Total liabilities	—	—	—	—
Net assets	$1,153,315	$10,011,241	$78,195	$5,675,630

Net assets
Applicable to accumulation units	$1,153,315	$10,011,241	$78,195	$5,675,630
Total net assets	$1,153,315	$10,011,241	$78,195	$5,675,630

Investments in shares of mutual funds, at cost	$1,225,399	$9,921,120	$77,445	$4,892,260

Shares of mutual funds owned	59,541	164,984	9,799	157,002

Accumulation units outstanding	24,433	84,615	7,631	190,900

Statements of Operations

Year ended December 31, 2025

				MFS®
			MFS®	International
	MFS® Global	MFS® Growth	Inflation–Adjusted	Intrinsic Value
	Equity Series	Series – Service	Bond Portfolio	Portfolio – Service
	– Service Class	Class	– Service Class	Class
Net investment income (loss)
Investment income:
Dividends	$7,252	$—	$3,250	$68,026

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	7,252	—	3,250	68,026

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(24,129)	(2,573)	(2,609)	314,719
Capital gains distributions	191,253	1,848,829	—	290,940
Total realized gains (losses) on investments	167,124	1,846,256	(2,609)	605,659

Change in net unrealized appreciation (depreciation) of investments	(36,993)	(787,888)	7,600	691,608

Net gains (losses) on investments	137,383	1,058,368	8,241	1,365,293
Net increase (decrease) in net assets resulting from operations	$137,383	$1,058,368	$8,241	$1,365,293

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

			MFS® New	MFS® Research
	MFS® Mid Cap	MFS® New	Discovery Value	International
	Value Portfolio	Discovery Series	Portfolio – Service	Portfolio – Service
	– Service Class	– Service Class	Class	Class
Assets
Investments in shares of mutual funds, at fair value	$7,821,601	$2,831,511	$2,901,305	$1,785,474
Total assets	7,821,601	2,831,511	2,901,305	1,785,474
Total liabilities	—	—	—	—
Net assets	$7,821,601	$2,831,511	$2,901,305	$1,785,474

Net assets
Applicable to accumulation units	$7,821,601	$2,831,511	$2,901,305	$1,785,474
Total net assets	$7,821,601	$2,831,511	$2,901,305	$1,785,474

Investments in shares of mutual funds, at cost	$7,809,012	$2,754,049	$3,074,034	$1,478,340

Shares of mutual funds owned	787,674	234,009	401,843	88,085

Accumulation units outstanding	336,080	43,332	114,295	96,504

Statements of Operations

Year ended December 31, 2025

			MFS® New	MFS® Research
	MFS® Mid Cap	MFS® New	Discovery Value	International
	Value Portfolio	Discovery Series	Portfolio – Service	Portfolio – Service
	– Service Class	– Service Class	Class	Class
Net investment income (loss)
Investment income:
Dividends	$63,623	$—	$42,851	$19,468

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	63,623	—	42,851	19,468

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	73,398	(59,833)	(28,139)	27,909
Capital gains distributions	693,292	—	301,464	—
Total realized gains (losses) on investments	766,690	(59,833)	273,325	27,909

Change in net unrealized appreciation (depreciation) of investments	(402,572)	371,668	(216,845)	235,107

Net gains (losses) on investments	427,741	311,835	99,331	282,484
Net increase (decrease) in net assets resulting from operations	$427,741	$311,835	$99,331	$282,484

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	MFS® Total	MFS® Utilities	MFS® Value
	Return Series	Series – Service	Series – Service	MidCap Account
	– Service Class	Class	Class	– Class 1
Assets
Investments in shares of mutual funds, at fair value	$487,928	$4,855,405	$5,733,378	$22,274,505
Total assets	487,928	4,855,405	5,733,378	22,274,505
Total liabilities	—	—	—	—
Net assets	$487,928	$4,855,405	$5,733,378	$22,274,505

Net assets
Applicable to accumulation units	$487,928	$4,855,405	$5,733,378	$22,274,505
Total net assets	$487,928	$4,855,405	$5,733,378	$22,274,505

Investments in shares of mutual funds, at cost	$488,975	$4,480,240	$5,623,567	$23,034,028

Shares of mutual funds owned	21,552	131,869	265,803	358,977

Accumulation units outstanding	15,826	151,316	88,177	102,970

Statements of Operations

Year ended December 31, 2025

	MFS® Total	MFS® Utilities	MFS® Value
	Return Series	Series – Service	Series – Service	MidCap Account
	– Service Class	Class	Class	– Class 1
Net investment income (loss)
Investment income:
Dividends	$8,150	$123,808	$74,921	$72,461

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	8,150	123,808	74,921	72,461

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	4,207	126,713	(10,868)	390,564
Capital gains distributions	23,978	61,744	413,948	2,905,698
Total realized gains (losses) on investments	28,185	188,457	403,080	3,296,262

Change in net unrealized appreciation (depreciation) of investments	(1,672)	330,685	136,000	(3,055,720)

Net gains (losses) on investments	34,663	642,950	614,001	313,003
Net increase (decrease) in net assets resulting from operations	$34,663	$642,950	$614,001	$313,003

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

				PIMCO VIT
				CommodityReal
	Neuberger Berman	Neuberger Berman	PIMCO VIT All	Return® Strategy
	AMT Mid Cap	AMT Quality	Asset Portfolio	Portfolio
	Growth Portfolio	Equity Portfolio	– Administrative	– Administrative
	– S Class Shares	– I Class Shares	Class	Class
Assets
Investments in shares of mutual funds, at fair value	$152,649	$868,303	$248,418	$311,487
Total assets	152,649	868,303	248,418	311,487
Total liabilities	—	—	—	—
Net assets	$152,649	$868,303	$248,418	$311,487

Net assets
Applicable to accumulation units	$152,649	$868,303	$248,418	$311,487
Total net assets	$152,649	$868,303	$248,418	$311,487

Investments in shares of mutual funds, at cost	$153,768	$650,274	$233,530	$282,107

Shares of mutual funds owned	6,355	20,306	25,931	49,521

Accumulation units outstanding	5,742	36,273	12,690	30,369

Statements of Operations

Year ended December 31, 2025

				PIMCO VIT
				CommodityReal
	Neuberger Berman	Neuberger Berman	PIMCO VIT All	Return® Strategy
	AMT Mid Cap	AMT Quality	Asset Portfolio	Portfolio
	Growth Portfolio	Equity Portfolio	– Administrative	– Administrative
	– S Class Shares	– I Class Shares	Class	Class
Net investment income (loss)
Investment income:
Dividends	$—	$—	$11,690	$7,492

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	—	11,690	7,492

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	6,162	22,339	(982)	5,133
Capital gains distributions	21,393	48,072	—	—
Total realized gains (losses) on investments	27,555	70,411	(982)	5,133

Change in net unrealized appreciation (depreciation) of investments	(15,724)	27,645	22,045	29,733

Net gains (losses) on investments	11,831	98,056	32,753	42,358
Net increase (decrease) in net assets resulting from operations	$11,831	$98,056	$32,753	$42,358

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	PIMCO VIT High Yield Portfolio – Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	PIMCO VIT Low Duration Portfolio – Administrative Class
Assets
Investments in shares of mutual funds, at fair value	$91,306	$6,179,251	$371,448	$848,148
Total assets	91,306	6,179,251	371,448	848,148
Total liabilities	—	—	—	—
Net assets	$91,306	$6,179,251	$371,448	$848,148

Net assets
Applicable to accumulation units	$91,306	$6,179,251	$371,448	$848,148
Total net assets	$91,306	$6,179,251	$371,448	$848,148

Investments in shares of mutual funds, at cost	$86,433	$6,059,640	$368,585	$839,285

Shares of mutual funds owned	7,995	833,907	49,659	86,723

Accumulation units outstanding	5,371	239,817	33,847	71,333

Statements of Operations

Year ended December 31, 2025

	PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	PIMCO VIT High Yield Portfolio – Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	PIMCO VIT Low Duration Portfolio – Administrative Class
Net investment income (loss)
Investment income:
Dividends	$6,863	$397,931	$12,286	$24,359

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	6,863	397,931	12,286	24,359

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	5,366	173,237	(13,076)	4,566
Capital gains distributions	—	—	—	—
Total realized gains (losses) on investments	5,366	173,237	(13,076)	4,566

Change in net unrealized appreciation (depreciation) of investments	1,308	(25,693)	18,718	4,654

Net gains (losses) on investments	13,537	545,475	17,928	33,579
Net increase (decrease) in net assets resulting from operations	$13,537	$545,475	$17,928	$33,579

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	PIMCO VIT Real Return Portfolio – Administrative Class	PIMCO VIT Short-Term Portfolio – Administrative Class	PIMCO VIT Total Return Portfolio – Administrative Class	Principal Capital Appreciation Account – Class 1
Assets
Investments in shares of mutual funds, at fair value	$3,042,146	$4,908,928	$5,941,145	$8,861,730
Total assets	3,042,146	4,908,928	5,941,145	8,861,730
Total liabilities	—	—	—	—
Net assets	$3,042,146	$4,908,928	$5,941,145	$8,861,730

Net assets
Applicable to accumulation units	$3,042,146	$4,908,928	$5,941,145	$8,861,730
Total net assets	$3,042,146	$4,908,928	$5,941,145	$8,861,730

Investments in shares of mutual funds, at cost	$2,991,279	$4,890,793	$5,853,587	$7,626,282

Shares of mutual funds owned	253,301	475,211	628,692	198,382

Accumulation units outstanding	187,517	346,086	374,805	234,973

Statements of Operations

Year ended December 31, 2025

	PIMCO VIT Real Return Portfolio – Administrative Class	PIMCO VIT Short-Term Portfolio – Administrative Class	PIMCO VIT Total Return Portfolio – Administrative Class	Principal Capital Appreciation Account – Class 1
Net investment income (loss)
Investment income:
Dividends	$90,445	$193,999	$113,198	$40,070

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	90,445	193,999	113,198	40,070

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	20,216	8,096	19,501	389,810
Capital gains distributions	—	—	—	624,086
Total realized gains (losses) on investments	20,216	8,096	19,501	1,013,896

Change in net unrealized appreciation (depreciation) of investments	71,923	(2,374)	88,741	(30,641)

Net gains (losses) on investments	182,584	199,721	221,440	1,023,325
Net increase (decrease) in net assets resulting from operations	$182,584	$199,721	$221,440	$1,023,325

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Principal LifeTime 2020 Account – Class 1	Principal LifeTime 2030 Account – Class 1	Principal LifeTime 2040 Account – Class 1	Principal LifeTime 2050 Account – Class 1
Assets
Investments in shares of mutual funds, at fair value	$19,101,975	$82,859,383	$61,186,595	$32,416,408
Total assets	19,101,975	82,859,383	61,186,595	32,416,408
Total liabilities	—	—	—	—
Net assets	$19,101,975	$82,859,383	$61,186,595	$32,416,408

Net assets
Applicable to accumulation units	$19,101,975	$82,859,383	$61,186,595	$32,416,408
Total net assets	$19,101,975	$82,859,383	$61,186,595	$32,416,408

Investments in shares of mutual funds, at cost	$18,437,505	$75,443,318	$54,530,529	$28,523,199

Shares of mutual funds owned	1,428,719	5,738,184	3,149,078	1,680,477

Accumulation units outstanding	523,026	1,998,476	1,258,340	612,420

Statements of Operations

Year ended December 31, 2025

	Principal LifeTime 2020 Account – Class 1	Principal LifeTime 2030 Account – Class 1	Principal LifeTime 2040 Account – Class 1	Principal LifeTime 2050 Account – Class 1
Net investment income (loss)
Investment income:
Dividends	$511,824	$1,740,064	$871,639	$386,382

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	511,824	1,740,064	871,639	386,382

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	697,841	391,748	995,622	414,285
Capital gains distributions	697,793	3,530,225	2,850,727	1,816,228
Total realized gains (losses) on investments	1,395,634	3,921,973	3,846,349	2,230,513

Change in net unrealized appreciation (depreciation) of investments	71,464	3,495,989	3,001,676	1,858,952

Net gains (losses) on investments	1,978,922	9,158,026	7,719,664	4,475,847
Net increase (decrease) in net assets resulting from operations	$1,978,922	$9,158,026	$7,719,664	$4,475,847

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Principal LifeTime 2060 Account – Class 1	Principal LifeTime Strategic Income Account – Class 1	Putnam VT International Value Fund – Class IB	Putnam VT Large Cap Growth Fund – Class IB
Assets
Investments in shares of mutual funds, at fair value	$18,084,953	$9,003,645	$952,796	$15,203,498
Total assets	18,084,953	9,003,645	952,796	15,203,498
Total liabilities	—	—	—	—
Net assets	$18,084,953	$9,003,645	$952,796	$15,203,498

Net assets
Applicable to accumulation units	$18,084,953	$9,003,645	$952,796	$15,203,498
Total net assets	$18,084,953	$9,003,645	$952,796	$15,203,498

Investments in shares of mutual funds, at cost	$15,882,988	$8,592,782	$837,307	$12,772,130

Shares of mutual funds owned	949,341	754,074	60,075	864,818

Accumulation units outstanding	579,792	349,528	45,346	316,749

Statements of Operations

Year ended December 31, 2025

	Principal LifeTime 2060 Account – Class 1	Principal LifeTime Strategic Income Account – Class 1	Putnam VT International Value Fund – Class IB	Putnam VT Large Cap Growth Fund – Class IB
Net investment income (loss)
Investment income:
Dividends	$196,901	$256,988	$6,239	$—

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	196,901	256,988	6,239	—

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	382,027	240,143	59,037	718,692
Capital gains distributions	870,327	218,260	4,374	1,089,310
Total realized gains (losses) on investments	1,252,354	458,403	63,411	1,808,002

Change in net unrealized appreciation (depreciation) of investments	979,795	113,792	108,046	3,476

Net gains (losses) on investments	2,429,050	829,183	177,696	1,811,478
Net increase (decrease) in net assets resulting from operations	$2,429,050	$829,183	$177,696	$1,811,478

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Putnam VT Small Cap Growth Fund – Class IB	Putnam VT Small Cap Value Fund – Class IB	Real Estate Securities Account – Class 1	Rydex VI Basic Materials Fund
Assets
Investments in shares of mutual funds, at fair value	$852,573	$131,173	$16,264,175	$245,296
Total assets	852,573	131,173	16,264,175	245,296
Total liabilities	—	—	—	—
Net assets	$852,573	$131,173	$16,264,175	$245,296

Net assets
Applicable to accumulation units	$852,573	$131,173	$16,264,175	$245,296
Total net assets	$852,573	$131,173	$16,264,175	$245,296

Investments in shares of mutual funds, at cost	$834,071	$129,903	$17,183,776	$215,709

Shares of mutual funds owned	39,563	12,134	930,445	2,078

Accumulation units outstanding	71,494	11,885	136,747	13,179

Statements of Operations

Year ended December 31, 2025

	Putnam VT Small Cap Growth Fund – Class IB	Putnam VT Small Cap Value Fund – Class IB	Real Estate Securities Account – Class 1	Rydex VI Basic Materials Fund
Net investment income (loss)
Investment income:
Dividends	$1,873	$318	$261,413	$3,224

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	1,873	318	261,413	3,224

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(29,601)	(790)	(128,531)	9,834
Capital gains distributions	32,527	4,352	588,893	17,937
Total realized gains (losses) on investments	2,926	3,562	460,362	27,771

Change in net unrealized appreciation (depreciation) of investments	41,599	455	(534,402)	32,429

Net gains (losses) on investments	46,398	4,335	187,373	63,424
Net increase (decrease) in net assets resulting from operations	$46,398	$4,335	$187,373	$63,424

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Rydex VI Utilities Fund	SAM Balanced Portfolio – Class 1	SAM Conservative Balanced Portfolio – Class 1	SAM Conservative Growth Portfolio – Class 1
Assets
Investments in shares of mutual funds, at fair value	$37,418	$41,457,899	$10,809,386	$57,069,928
Total assets	37,418	41,457,899	10,809,386	57,069,928
Total liabilities	—	—	—	—
Net assets	$37,418	$41,457,899	$10,809,386	$57,069,928

Net assets
Applicable to accumulation units	$37,418	$41,457,899	$10,809,386	$57,069,928
Total net assets	$37,418	$41,457,899	$10,809,386	$57,069,928

Investments in shares of mutual funds, at cost	$35,462	$39,266,482	$10,107,313	$49,710,400

Shares of mutual funds owned	866	2,640,631	868,224	2,418,217

Accumulation units outstanding	2,017	1,219,441	383,150	1,476,740

Statements of Operations

Year ended December 31, 2025

	Rydex VI Utilities Fund	SAM Balanced Portfolio – Class 1	SAM Conservative Balanced Portfolio – Class 1	SAM Conservative Growth Portfolio – Class 1
Net investment income (loss)
Investment income:
Dividends	$350	$930,393	$298,973	$880,124

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	350	930,393	298,973	880,124

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	—	462,838	163,384	1,173,344
Capital gains distributions	—	2,883,142	239,559	3,572,194
Total realized gains (losses) on investments	—	3,345,980	402,943	4,745,538

Change in net unrealized appreciation (depreciation) of investments	1,956	791,320	458,512	1,771,332

Net gains (losses) on investments	2,306	5,067,693	1,160,428	7,396,994
Net increase (decrease) in net assets resulting from operations	$2,306	$5,067,693	$1,160,428	$7,396,994

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	SAM Flexible Income Portfolio – Class 1	SAM Strategic Growth Portfolio – Class 1	Short-Term Income Account – Class 1	SmallCap Account – Class 1
Assets
Investments in shares of mutual funds, at fair value	$7,177,762	$96,987,113	$13,939,007	$10,093,112
Total assets	7,177,762	96,987,113	13,939,007	10,093,112
Total liabilities	—	—	—	—
Net assets	$7,177,762	$96,987,113	$13,939,007	$10,093,112

Net assets
Applicable to accumulation units	$7,177,762	$96,987,113	$13,939,007	$10,093,112
Total net assets	$7,177,762	$96,987,113	$13,939,007	$10,093,112

Investments in shares of mutual funds, at cost	$7,040,267	$78,382,814	$13,768,974	$8,926,182

Shares of mutual funds owned	607,770	3,419,856	5,444,924	589,207

Accumulation units outstanding	286,761	2,300,764	860,031	158,580

Statements of Operations

Year ended December 31, 2025

	SAM Flexible Income Portfolio – Class 1	SAM Strategic Growth Portfolio – Class 1	Short-Term Income Account – Class 1	SmallCap Account – Class 1
Net investment income (loss)
Investment income:
Dividends	$247,907	$1,226,605	$584,164	$29,970

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	247,907	1,226,605	584,164	29,970

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	77,346	2,181,161	744,694	54,919
Capital gains distributions	—	6,594,586	—	466,536
Total realized gains (losses) on investments	77,346	8,775,747	744,694	521,455

Change in net unrealized appreciation (depreciation) of investments	357,099	4,036,585	(430,600)	807,669

Net gains (losses) on investments	682,352	14,038,937	898,258	1,359,094
Net increase (decrease) in net assets resulting from operations	$682,352	$14,038,937	$898,258	$1,359,094

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	T. Rowe Price Health Sciences Portfolio – II	TOPS® Managed Risk Balanced ETF Portfolio – Class 2	TOPS® Managed Risk Growth ETF Portfolio – Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2
Assets
Investments in shares of mutual funds, at fair value	$994,650	$1,330,203	$3,181,372	$1,911,542
Total assets	994,650	1,330,203	3,181,372	1,911,542
Total liabilities	—	—	—	—
Net assets	$994,650	$1,330,203	$3,181,372	$1,911,542

Net assets
Applicable to accumulation units	$994,650	$1,330,203	$3,181,372	$1,911,542
Total net assets	$994,650	$1,330,203	$3,181,372	$1,911,542

Investments in shares of mutual funds, at cost	$940,691	$1,361,464	$2,985,608	$1,666,097

Shares of mutual funds owned	18,409	86,941	225,469	130,748

Accumulation units outstanding	43,582	72,128	151,481	93,499

Statements of Operations

Year ended December 31, 2025

	T. Rowe Price Health Sciences Portfolio – II	TOPS® Managed Risk Balanced ETF Portfolio – Class 2	TOPS® Managed Risk Growth ETF Portfolio – Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2
Net investment income (loss)
Investment income:
Dividends	$—	$36,073	$66,321	$45,128

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	—	36,073	66,321	45,128

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(17,184)	(60,251)	(283,644)	35,293
Capital gains distributions	36,014	—	—	—
Total realized gains (losses) on investments	18,830	(60,251)	(283,644)	35,293

Change in net unrealized appreciation (depreciation) of investments	137,095	129,699	567,257	107,601

Net gains (losses) on investments	155,925	105,521	349,934	188,022
Net increase (decrease) in net assets resulting from operations	$155,925	$105,521	$349,934	$188,022

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	VanEck VIP Trust Global Resources Fund – Class S Shares	VanEck VIP Trust Global Resources Fund – Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
Assets
Investments in shares of mutual funds, at fair value	$1,688,811	$216,344	$9,334,912	$179,163
Total assets	1,688,811	216,344	9,334,912	179,163
Total liabilities	—	—	—	—
Net assets	$1,688,811	$216,344	$9,334,912	$179,163

Net assets
Applicable to accumulation units	$1,688,811	$216,344	$9,334,912	$179,163
Total net assets	$1,688,811	$216,344	$9,334,912	$179,163

Investments in shares of mutual funds, at cost	$1,431,205	$175,545	$8,676,311	$171,567

Shares of mutual funds owned	52,825	6,456	367,372	6,771

Accumulation units outstanding	154,666	16,454	135,962	14,853

Statements of Operations

Year ended December 31, 2025

	VanEck VIP Trust Global Resources Fund – Class S Shares	VanEck VIP Trust Global Resources Fund – Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
Net investment income (loss)
Investment income:
Dividends	$32,403	$5,087	$162,664	$5,059

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	32,403	5,087	162,664	5,059

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(454)	6,112	232,553	8,199
Capital gains distributions	—	—	696,740	5,927
Total realized gains (losses) on investments	(454)	6,112	929,293	14,126
Change in net unrealized appreciation (depreciation) of investments	355,281	56,654	232,868	3,084

Net gains (losses) on investments	387,230	67,853	1,324,825	22,269
Net increase (decrease) in net assets resulting from operations	$387,230	$67,853	$1,324,825	$22,269

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
Assets
Investments in shares of mutual funds, at fair value	$2,022,440	$3,111,621	$678,900	$37,941,140
Total assets	2,022,440	3,111,621	678,900	37,941,140
Total liabilities	—	—	—	—
Net assets	$2,022,440	$3,111,621	$678,900	$37,941,140

Net assets
Applicable to accumulation units	$2,022,440	$3,111,621	$678,900	$37,941,140
Total net assets	$2,022,440	$3,111,621	$678,900	$37,941,140

Investments in shares of mutual funds, at cost	$1,880,696	$3,013,897	$640,747	$33,250,734

Shares of mutual funds owned	77,133	165,248	23,746	1,356,979

Accumulation units outstanding	130,906	309,578	65,006	441,868

Statements of Operations

Year ended December 31, 2025

	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
Net investment income (loss)
Investment income:
Dividends	$13,357	$54,841	$1,767	$391,472

Expenses:
Mortality and expense risks	—	—	—	—
Net investment income (loss)	13,357	54,841	1,767	391,472

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	9,043	4,416	8,157	685,483
Capital gains distributions	40,603	3,343	11,908	1,559,575
Total realized gains (losses) on investments	49,646	7,759	20,065	2,245,058
Change in net unrealized appreciation (depreciation) of investments	129,822	73,118	37,772	1,140,148

Net gains (losses) on investments	192,825	135,718	59,604	3,776,678
Net increase (decrease) in net assets resulting from operations	$192,825	$135,718	$59,604	$3,776,678

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Assets and Liabilities

December 31, 2025

Vanguard VIF Real Estate Index Portfolio
Assets
Investments in shares of mutual funds, at fair value	$265,389
Total assets	265,389
Total liabilities	—
Net assets	$265,389

Net assets
Applicable to accumulation units	$265,389
Total net assets	$265,389

Investments in shares of mutual funds, at cost	$271,224

Shares of mutual funds owned	22,938

Accumulation units outstanding	24,495

Statements of Operations

Year ended December 31, 2025

Vanguard VIF Real Estate Index Portfolio
Net investment income (loss)
Investment income:
Dividends	$6,571

Expenses:
Mortality and expense risks	—
Net investment income (loss)	6,571

Realized gains (losses) on investments
Realized gains (losses) on sale of fund shares	(1,966)
Capital gains distributions	4,208
Total realized gains (losses) on investments	2,242

Change in net unrealized appreciation (depreciation) of investments	(154)
Net gains (losses) on investments	8,659
Net increase (decrease) in net assets resulting from operations	$8,659

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	AllianceBernstein VPS Discovery Value Portfolio – Class A	AllianceBernstein VPS International Value Portfolio – Class A	AllianceBernstein VPS Small Cap Growth Portfolio – Class A	AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A
Net assets as of January 1, 2024	$4,692,530	$2,090,055	$234,437	$305,402

Increase (decrease) in net assets
Operations:
Net investment income (loss)	44,510	56,571	631	—
Total realized gains (losses) on investments	222,123	52,371	(30,704)	9,216
Change in net unrealized appreciation (depreciation) of investments	211,250	11,338	74,771	9,889
Net gains (losses) on investments	477,883	120,280	44,698	19,105
Net increase (decrease) in net assets resulting from operations	477,883	120,280	44,698	19,105
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,473,194	334,558	17,612	223,765
Contract terminations and surrenders	(152,912)	(60,021)	—	(271)
Death benefit payments	—	—	—	—
Policy loan transfers	(169,416)	(310,638)	(24,299)	(568)
Transfers to other contracts	(539,790)	(233,419)	(3,980)	(81,057)
Cost of insurance and administration charges	(175,302)	(64,655)	(7,630)	(7,408)
Mortality and expenses charges	(9,303)	(610)	—	(1,192)
Surrender charges (refunds)	(6,106)	(2,569)	—	20
Increase (decrease) in net assets from policy related transactions	420,365	(337,354)	(18,297)	133,289
Total increase (decrease)	898,248	(217,074)	26,401	152,394
Net assets as of December 31, 2024	5,590,778	1,872,981	260,838	457,796

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47,164	83,998	—	—
Total realized gains (losses) on investments	653,700	106,715	(8,939)	49,742
Change in net unrealized appreciation (depreciation) of investments	(549,424)	759,162	22,143	(32,437)
Net gains (losses) on investments	151,440	949,875	13,204	17,305
Net increase (decrease) in net assets resulting from operations	151,440	949,875	13,204	17,305
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,354,758	1,409,131	20,324	117,431
Contract terminations and surrenders	(344,653)	(132,569)	—	(133,653)
Death benefit payments	(1,033)	(21,725)	—	—
Policy loan transfers	(60,435)	(38,216)	322	(429)
Transfers to other contracts	(858,853)	(206,443)	(7,230)	(126,280)
Cost of insurance and administration charges	(174,373)	(77,307)	(6,929)	(6,964)
Mortality and expenses charges	(10,098)	(914)	—	(1,146)
Surrender charges (refunds)	190	(4,138)	—	6,246
Increase (decrease) in net assets from policy related transactions	(94,497)	927,819	6,487	(144,795)
Total increase (decrease)	56,943	1,877,694	19,691	(127,490)
Net assets as of December 31, 2025	$5,647,721	$3,750,675	$280,529	$330,306

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	American Funds Insurance Series - Capital World Bond Fund - Class 2 Shares	American Funds Insurance Series - Global Balanced Fund - Class 2 Shares	American Funds Insurance Series - Global Small Capitalization Fund - Class 2 Shares	American Funds Insurance Series - Growth Fund - Class 2 Shares
Net assets as of January 1, 2024	$369,555	$856,766	$81,002	$20,301,431

Increase (decrease) in net assets
Operations:
Net investment income (loss)	12,255	19,889	933	88,463
Total realized gains (losses) on investments	419	(5,480)	3,451	1,164,661
Change in net unrealized appreciation (depreciation) of investments	(24,680)	48,103	(2,741)	5,580,433
Net gains (losses) on investments	(12,006)	62,512	1,643	6,833,557
Net increase (decrease) in net assets resulting from operations	(12,006)	62,512	1,643	6,833,557
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	488,650	548,740	33,439	10,618,219
Contract terminations and surrenders	(41,769)	(112,132)	—	(1,735,116)
Death benefit payments	—	—	—	(19,702)
Policy loan transfers	(4,505)	(59,946)	—	(334,787)
Transfers to other contracts	(198,800)	(139,785)	(6,066)	(4,099,940)
Cost of insurance and administration charges	(14,581)	(54,088)	(1,329)	(711,182)
Mortality and expenses charges	(1,515)	(2,227)	(280)	(40,373)
Surrender charges (refunds)	3,148	7,786	—	70,394
Increase (decrease) in net assets from policy related transactions	230,628	188,348	25,764	3,747,513
Total increase (decrease)	218,622	250,860	27,407	10,581,070
Net assets as of December 31, 2024	588,177	1,107,626	108,409	30,882,501

Increase (decrease) in net assets
Operations:
Net investment income (loss)	21,156	19,300	21	55,057
Total realized gains (losses) on investments	11,696	60,239	17,246	4,185,889
Change in net unrealized appreciation (depreciation) of investments	27,902	130,534	(1,888)	2,693,518
Net gains (losses) on investments	60,754	210,073	15,379	6,934,464
Net increase (decrease) in net assets resulting from operations	60,754	210,073	15,379	6,934,464
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	440,554	415,407	16,061	18,463,221
Contract terminations and surrenders	(40,583)	(26,608)	(5,491)	(816,513)
Death benefit payments	(3,883)	—	—	(38,565)
Policy loan transfers	2,017	(44,622)	—	(443,475)
Transfers to other contracts	(288,914)	(103,449)	(126,731)	(9,947,546)
Cost of insurance and administration charges	(16,904)	(53,002)	(1,239)	(863,844)
Mortality and expenses charges	(2,146)	(2,857)	(361)	(61,164)
Surrender charges (refunds)	1,897	1,104	257	9,785
Increase (decrease) in net assets from policy related transactions	92,038	185,973	(117,504)	6,301,899
Total increase (decrease)	152,792	396,046	(102,125)	13,236,363
Net assets as of December 31, 2025	$740,969	$1,503,672	$6,284	$44,118,864

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	American Funds Insurance Series – International Fund – Class 2 Shares	American Funds Insurance Series – New World Fund – Class 2 Shares	American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	BNY Mellon IP MidCap Stock Portfolio – Service Shares
Net assets as of January 1, 2024	$4,282,096	$7,577,533	$8,872,142	$636,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	61,878	126,236	169,094	4,074
Total realized gains (losses) on investments	(5,198)	122,972	373,678	18,480
Change in net unrealized appreciation (depreciation) of investments	72,741	248,963	1,210,321	53,306
Net gains (losses) on investments	129,421	498,171	1,753,093	75,860
Net increase (decrease) in net assets resulting from operations	129,421	498,171	1,753,093	75,860
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,587,120	3,389,202	3,539,775	182,520
Contract terminations and surrenders	(303,051)	(462,394)	(763,352)	(79,251)
Death benefit payments	(1,130)	—	—	—
Policy loan transfers	(38,406)	(53,252)	(108,731)	(6,657)
Transfers to other contracts	(394,084)	(1,497,865)	(1,748,430)	(104,008)
Cost of insurance and administration charges	(153,496)	(258,134)	(279,496)	(24,539)
Mortality and expenses charges	(6,905)	(17,892)	(20,922)	(302)
Surrender charges (refunds)	3,303	10,119	28,955	(3,393)
Increase (decrease) in net assets from policy related transactions	693,351	1,109,784	647,799	(35,630)
Total increase (decrease)	822,772	1,607,955	2,400,892	40,230
Net assets as of December 31, 2024	5,104,868	9,185,488	11,273,034	676,485

Increase (decrease) in net assets
Operations:
Net investment income (loss)	101,342	142,304	205,674	3,072
Total realized gains (losses) on investments	172,542	694,697	1,511,801	67,867
Change in net unrealized appreciation (depreciation) of investments	1,322,852	2,037,984	488,424	25,123
Net gains (losses) on investments	1,596,736	2,874,985	2,205,899	96,062
Net increase (decrease) in net assets resulting from operations	1,596,736	2,874,985	2,205,899	96,062
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,121,172	4,734,217	5,368,843	1,018,127
Contract terminations and surrenders	(229,569)	(273,333)	(575,720)	(8,985)
Death benefit payments	(38,656)	(24,838)	(5,371)	—
Policy loan transfers	(74,334)	(52,598)	(164,235)	(5,607)
Transfers to other contracts	(931,205)	(2,092,643)	(2,129,437)	(77,641)
Cost of insurance and administration charges	(160,516)	(300,487)	(336,361)	(27,042)
Mortality and expenses charges	(9,509)	(23,514)	(27,154)	(476)
Surrender charges (refunds)	5,062	8,533	15,696	(299)
Increase (decrease) in net assets from policy related transactions	1,682,445	1,975,337	2,146,261	898,077
Total increase (decrease)	3,279,181	4,850,322	4,352,160	994,139
Net assets as of December 31, 2025	$8,384,049	$14,035,810	$15,625,194	$1,670,624

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	BNY Mellon IP Technology Growth Portfolio – Service Shares	BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	BNY Mellon VIF Appreciation Portfolio – Service Shares	Bond Market Index Account – Class 1
Net assets as of January 1, 2024	$348,503	$122,603	$536,203	$3,579,940

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	618	1,136	131,884
Total realized gains (losses) on investments	37,090	36,104	67,901	(47,576)
Change in net unrealized appreciation (depreciation) of investments	67,846	2,209	4,127	(55,062)
Net gains (losses) on investments	104,936	38,931	73,164	29,246
Net increase (decrease) in net assets resulting from operations	104,936	38,931	73,164	29,246
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	486,464	209,609	389,982	4,660,529
Contract terminations and surrenders	(7,636)	(116,087)	(33,057)	(49,433)
Death benefit payments	—	—	—	—
Policy loan transfers	(90)	—	(3,698)	(174)
Transfers to other contracts	(133,468)	(38,788)	(252,525)	(2,562,671)
Cost of insurance and administration charges	(12,629)	(7,013)	(17,100)	(84,371)
Mortality and expenses charges	(1,539)	(664)	(2,225)	(14,030)
Surrender charges (refunds)	576	8,750	2,492	3,726
Increase (decrease) in net assets from policy related transactions	331,678	55,807	83,869	1,953,576
Total increase (decrease)	436,614	94,738	157,033	1,982,822
Net assets as of December 31, 2024	785,117	217,341	693,236	5,562,762

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	153	1,054	266,644
Total realized gains (losses) on investments	252,820	29,378	119,642	8,575
Change in net unrealized appreciation (depreciation) of investments	4,567	19,574	(54,952)	151,852
Net gains (losses) on investments	257,387	49,105	65,744	427,071
Net increase (decrease) in net assets resulting from operations	257,387	49,105	65,744	427,071
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	441,280	206,347	238,331	19,429,252
Contract terminations and surrenders	(1,460)	(25,528)	(831)	(440,332)
Death benefit payments	(594)	—	—	(1,041)
Policy loan transfers	66	—	(49,506)	42
Transfers to other contracts	(298,786)	(33,267)	(168,670)	(18,081,555)
Cost of insurance and administration charges	(16,034)	(10,947)	(19,710)	(105,155)
Mortality and expenses charges	(2,246)	(1,005)	(2,251)	(19,444)
Surrender charges (refunds)	68	1,193	39	20,579
Increase (decrease) in net assets from policy related transactions	122,294	136,793	(2,598)	802,346
Total increase (decrease)	379,681	185,898	63,146	1,229,417
Net assets as of December 31, 2025	$1,164,798	$403,239	$756,382	$6,792,179

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	ClearBridge Variable Mid Cap Portfolio – Class I Shares	ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	Columbia VP - Acorn International Fund	Core Plus Bond Account – Class 1
Net assets as of January 1, 2024	$1,361,558	$3,301,398	$1,437,503	$13,250,340

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,432	—	20,586	625,625
Total realized gains (losses) on investments	38,486	76,880	(13,930)	(308,712)
Change in net unrealized appreciation (depreciation) of investments	92,375	78,572	(128,140)	(83,458)
Net gains (losses) on investments	139,293	155,452	(121,484)	233,455
Net increase (decrease) in net assets resulting from operations	139,293	155,452	(121,484)	233,455
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	274,152	1,389,921	522,477	12,168,493
Contract terminations and surrenders	(41,009)	(67,119)	(10,054)	(368,041)
Death benefit payments	—	—	(5,627)	(986)
Policy loan transfers	(7,825)	63	(10,610)	(219,975)
Transfers to other contracts	(228,146)	(767,406)	(381,523)	(3,595,198)
Cost of insurance and administration charges	(63,840)	(72,048)	(58,274)	(441,829)
Mortality and expenses charges	(1,893)	(11,785)	(882)	(40,549)
Surrender charges (refunds)	(2,492)	5,059	(580)	9,324
Increase (decrease) in net assets from policy related transactions	(71,053)	476,685	54,927	7,511,239
Total increase (decrease)	68,240	632,137	(66,557)	7,744,694
Net assets as of December 31, 2024	1,429,798	3,933,535	1,370,946	20,995,034

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,633	—	20,262	1,094,482
Total realized gains (losses) on investments	116,552	437,965	(7,267)	(52,246)
Change in net unrealized appreciation (depreciation) of investments	(44,060)	(63,349)	164,435	704,348
Net gains (losses) on investments	77,125	374,616	177,430	1,746,584
Net increase (decrease) in net assets resulting from operations	77,125	374,616	177,430	1,746,584
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	338,704	1,345,564	629,656	12,560,584
Contract terminations and surrenders	(22,149)	(331,724)	(30,473)	(778,417)
Death benefit payments	—	(456)	—	(27,150)
Policy loan transfers	(60,081)	(420)	(13,720)	45,859
Transfers to other contracts	(25,912)	(1,192,152)	(381,368)	(7,928,656)
Cost of insurance and administration charges	(64,160)	(75,229)	(57,949)	(521,397)
Mortality and expenses charges	(1,875)	(12,915)	(624)	(60,555)
Surrender charges (refunds)	488	15,503	(1,706)	29,672
Increase (decrease) in net assets from policy related transactions	165,015	(251,829)	143,816	3,319,940
Total increase (decrease)	242,140	122,787	321,246	5,066,524
Net assets as of December 31, 2025	$1,671,938	$4,056,322	$1,692,192	$26,061,558

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	CVT EAFE International Index Portfolio – Class F	CVT Investment Grade Bond Index Portfolio – Class I	CVT Russell 2000 Small Cap Index Portfolio – Class F	CVT S&P 500 Index Portfolio
Net assets as of January 1, 2024	$1,528,059	$1,973,739	$9,268,203	$507,918

Increase (decrease) in net assets
Operations:
Net investment income (loss)	87,538	88,490	142,242	7,227
Total realized gains (losses) on investments	6,525	(22,823)	277,702	46,928
Change in net unrealized appreciation (depreciation) of investments	(97,692)	(39,129)	622,903	73,320
Net gains (losses) on investments	(3,629)	26,538	1,042,847	127,475
Net increase (decrease) in net assets resulting from operations	(3,629)	26,538	1,042,847	127,475
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,151,141	1,882,381	7,809,918	57,151
Contract terminations and surrenders	(19,586)	(65,611)	(623,909)	(2,278)
Death benefit payments	—	(2,046)	—	—
Policy loan transfers	—	(44,708)	(52,000)	(32,120)
Transfers to other contracts	(368,676)	(267,150)	(4,011,528)	(5,373)
Cost of insurance and administration charges	(41,587)	(124,125)	(297,605)	(25,842)
Mortality and expenses charges	(8,392)	(2,263)	(24,361)	(2)
Surrender charges (refunds)	1,476	2,999	27,237	(98)
Increase (decrease) in net assets from policy related transactions	1,714,376	1,379,477	2,827,752	(8,562)
Total increase (decrease)	1,710,747	1,406,015	3,870,599	118,913
Net assets as of December 31, 2024	3,238,806	3,379,754	13,138,802	626,831

Increase (decrease) in net assets
Operations:
Net investment income (loss)	105,390	129,249	205,796	7,001
Total realized gains (losses) on investments	190,642	(47,921)	1,089,445	77,552
Change in net unrealized appreciation (depreciation) of investments	735,264	180,131	213,718	17,368
Net gains (losses) on investments	1,031,296	261,459	1,508,959	101,921
Net increase (decrease) in net assets resulting from operations	1,031,296	261,459	1,508,959	101,921
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,893,061	1,759,774	13,696,699	24,195
Contract terminations and surrenders	(78,520)	(74,661)	(803,717)	(27,378)
Death benefit payments	—	(13,603)	(11,880)	—
Policy loan transfers	—	(22,691)	(127,309)	(15,446)
Transfers to other contracts	(1,263,568)	(331,316)	(12,909,792)	(4,286)
Cost of insurance and administration charges	(65,138)	(139,074)	(334,559)	(23,606)
Mortality and expenses charges	(14,201)	(2,520)	(28,761)	—
Surrender charges (refunds)	3,670	(1,747)	31,105	(775)
Increase (decrease) in net assets from policy related transactions	475,304	1,174,162	(488,214)	(47,296)
Total increase (decrease)	1,506,600	1,435,621	1,020,745	54,625
Net assets as of December 31, 2025	$4,745,406	$4,815,375	$14,159,547	$681,456

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	CVT S&P MidCap 400 Index Portfolio – Class F	Diversified International Account – Class 1	DWS Alternative Asset Allocation VIP – Class B	DWS Small Mid Cap Value VIP – Class B
Net assets as of January 1, 2024	$4,847,248	$9,530,143	$109,615	$574,298

Increase (decrease) in net assets
Operations:
Net investment income (loss)	66,161	350,219	3,730	4,809
Total realized gains (losses) on investments	305,449	(155,117)	(2,086)	31,643
Change in net unrealized appreciation (depreciation) of investments	280,469	226,716	3,988	(1,902)
Net gains (losses) on investments	652,079	421,818	5,632	34,550
Net increase (decrease) in net assets resulting from operations	652,079	421,818	5,632	34,550
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,135,838	3,946,398	49,949	99,063
Contract terminations and surrenders	(177,342)	(401,725)	—	(8,924)
Death benefit payments	—	(2,402)	—	—
Policy loan transfers	(72,784)	(81,845)	—	(17,919)
Transfers to other contracts	(458,015)	(1,712,698)	(23,522)	(87,546)
Cost of insurance and administration charges	(193,725)	(306,723)	(2,243)	(20,168)
Mortality and expenses charges	(904)	(22,506)	(408)	(224)
Surrender charges (refunds)	(9,258)	21,803	—	(384)
Increase (decrease) in net assets from policy related transactions	223,810	1,440,302	23,776	(36,102)
Total increase (decrease)	875,889	1,862,120	29,408	(1,552)
Net assets as of December 31, 2024	5,723,137	11,392,263	139,023	572,746

Increase (decrease) in net assets
Operations:
Net investment income (loss)	68,757	293,059	5,063	3,467
Total realized gains (losses) on investments	409,797	1,250,008	3,949	96,006
Change in net unrealized appreciation (depreciation) of investments	(33,510)	2,186,536	5,879	(10,013)
Net gains (losses) on investments	445,044	3,729,603	14,891	89,460
Net increase (decrease) in net assets resulting from operations	445,044	3,729,603	14,891	89,460
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,168,870	3,741,922	144,092	129,818
Contract terminations and surrenders	(205,553)	(410,870)	(14,173)	(63,660)
Death benefit payments	(9,573)	(22,547)	—	(19,034)
Policy loan transfers	(71,031)	52,935	—	(1,383)
Transfers to other contracts	(158,482)	(2,916,206)	(134,582)	(51,535)
Cost of insurance and administration charges	(219,629)	(322,396)	(2,629)	(19,971)
Mortality and expenses charges	(89)	(26,421)	(436)	(67)
Surrender charges (refunds)	(7,665)	3,387	662	(2,498)
Increase (decrease) in net assets from policy related transactions	496,848	99,804	(7,066)	(28,330)
Total increase (decrease)	941,892	3,829,407	7,825	61,130
Net assets as of December 31, 2025	$6,665,029	$15,221,670	$146,848	$633,876

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Equity Income Account – Class 1	Fidelity VIP Consumer Staples Portfolio – Service Class 2	Fidelity VIP Contrafund® Portfolio – Service Class 2	Fidelity VIP Energy Portfolio – Service Class 2
Net assets as of January 1, 2024	$22,960,210	$—	$20,042,258	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	574,288	—	7,813	—
Total realized gains (losses) on investments	227,758	—	4,395,324	—
Change in net unrealized appreciation (depreciation) of investments	2,906,171	—	2,604,409	—
Net gains (losses) on investments	3,708,217	—	7,007,546	—
Net increase (decrease) in net assets resulting from operations	3,708,217	—	7,007,546	—
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,610,554	4,250	7,906,009	—
Contract terminations and surrenders	(916,041)	—	(891,930)	—
Death benefit payments	(13,050)	—	—	—
Policy loan transfers	(70,917)	—	(480,395)	—
Transfers to other contracts	(2,728,509)	—	(2,032,979)	—
Cost of insurance and administration charges	(698,097)	—	(818,563)	—
Mortality and expenses charges	(57,754)	—	(21,807)	—
Surrender charges (refunds)	28,382	—	(29,437)	—
Increase (decrease) in net assets from policy related transactions	3,154,568	4,250	3,630,898	—
Total increase (decrease)	6,862,785	4,250	10,638,444	—
Net assets as of December 31, 2024	29,822,995	4,250	30,680,702	—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	576,854	128	—	52
Total realized gains (losses) on investments	3,534,558	215	7,512,856	54
Change in net unrealized appreciation (depreciation) of investments	565,769	(427)	(639,841)	271
Net gains (losses) on investments	4,677,181	(84)	6,873,015	377
Net increase (decrease) in net assets resulting from operations	4,677,181	(84)	6,873,015	377
Policy related transactions:
Net premium payments, less sales charges and applicable
premium taxes	7,602,691	2,715	8,855,357	6,311
Contract terminations and surrenders	(1,959,610)	—	(1,660,559)	—
Death benefit payments	(55,258)	—	(15,785)	—
Policy loan transfers	(186,918)	—	(374,303)	—
Transfers to other contracts	(3,641,648)	—	(2,899,758)	(385)
Cost of insurance and administration charges	(723,813)	(73)	(995,814)	(120)
Mortality and expenses charges	(66,549)	(19)	(30,042)	(6)
Surrender charges (refunds)	72,467	—	(9,804)	—
Increase (decrease) in net assets from policy related transactions	1,041,362	2,623	2,869,292	5,800
Total increase (decrease)	5,718,543	2,539	9,742,307	6,177
Net assets as of December 31, 2025	$35,541,538	$6,789	$40,423,009	$6,177

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Fidelity VIP Equity-Income Portfolio – Service Class 2	Fidelity VIP Extended Market Index Portfolio – Service Class 2	Fidelity VIP Government Money Market Portfolio – Service Class	Fidelity VIP High Income Portfolio – Service Class 2
Net assets as of January 1, 2024	$4,059,105	$1,728,878	$63,942,049	$4,348,080

Increase (decrease) in net assets
Operations:
Net investment income (loss)	76,192	37,534	3,718,459	318,296
Total realized gains (losses) on investments	509,569	118,183	—	(44,710)
Change in net unrealized appreciation (depreciation) of investments	41,414	106,865	—	118,835
Net gains (losses) on investments	627,175	262,582	3,718,459	392,421
Net increase (decrease) in net assets resulting from operations	627,175	262,582	3,718,459	392,421
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,719,198	2,160,131	111,967,822	1,297,164
Contract terminations and surrenders	(311,602)	(28,191)	(6,790,469)	(141,984)
Death benefit payments	—	—	(44,776)	—
Policy loan transfers	(282,114)	(3,469)	(3,190,493)	(91,120)
Transfers to other contracts	(832,049)	(370,754)	(80,172,767)	(321,141)
Cost of insurance and administration charges	(149,195)	(74,858)	(2,624,750)	(173,898)
Mortality and expenses charges	(4,394)	(6,991)	(207,374)	(2,656)
Surrender charges (refunds)	(3,940)	279	314,766	(5,667)
Increase (decrease) in net assets from policy related transactions	135,904	1,676,147	19,251,959	560,698
Total increase (decrease)	763,079	1,938,729	22,970,418	953,119
Net assets as of December 31, 2024	4,822,184	3,667,607	86,912,468	5,301,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	109,810	57,099	4,138,292	412,668
Total realized gains (losses) on investments	594,396	323,348	—	(71,495)
Change in net unrealized appreciation (depreciation) of investments	283,711	432,216	—	222,913
Net gains (losses) on investments	987,917	812,663	4,138,292	564,086
Net increase (decrease) in net assets resulting from operations	987,917	812,663	4,138,292	564,086
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,881,254	4,749,538	106,847,473	1,553,506
Contract terminations and surrenders	(200,824)	(194,533)	(6,098,791)	(253,881)
Death benefit payments	—	—	(1,359,619)	(8,960)
Policy loan transfers	(129,111)	(52,279)	2,609,859	(51,264)
Transfers to other contracts	(1,143,226)	(2,079,700)	(73,273,707)	(495,237)
Cost of insurance and administration charges	(169,147)	(128,614)	(3,110,975)	(188,800)
Mortality and expenses charges	(6,571)	(14,696)	(280,865)	(3,648)
Surrender charges (refunds)	(3,933)	7,578	(35,414)	(6,692)
Increase (decrease) in net assets from policy related transactions	1,228,442	2,287,294	25,297,961	545,024
Total increase (decrease)	2,216,359	3,099,957	29,436,253	1,109,110
Net assets as of December 31, 2025	$7,038,543	$6,767,564	$116,348,721	$6,410,309

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Fidelity VIP International Index Portfolio – Service Class 2	Fidelity VIP Mid Cap Portfolio – Service Class 2	Fidelity VIP Strategic Income Portfolio – Service Class 2	Fidelity VIP Total Market Index Portfolio – Service Class 2
Net assets as of January 1, 2024	$4,365,765	$8,949,840	$2,950,877	$7,103,664

Increase (decrease) in net assets
Operations:
Net investment income (loss)	178,349	36,528	129,746	141,948
Total realized gains (losses) on investments	71,260	1,504,394	31,477	596,340
Change in net unrealized appreciation (depreciation) of investments	(66,772)	13,958	44,981	1,253,109
Net gains (losses) on investments	182,837	1,554,880	206,204	1,991,397
Net increase (decrease) in net assets resulting from operations	182,837	1,554,880	206,204	1,991,397
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,732,432	1,926,254	1,955,484	12,139,074
Contract terminations and surrenders	(171,266)	(236,703)	(230,025)	(89,457)
Death benefit payments	(956)	(11,281)	—	—
Policy loan transfers	(26,909)	(255,556)	64,142	(64,362)
Transfers to other contracts	(1,447,441)	(610,102)	(1,004,354)	(5,284,162)
Cost of insurance and administration charges	(186,410)	(396,921)	(93,701)	(249,221)
Mortality and expenses charges	(12,006)	(4,157)	(11,382)	(27,095)
Surrender charges (refunds)	8,107	(9,441)	17,338	5,357
Increase (decrease) in net assets from policy related transactions	1,895,551	402,093	697,502	6,430,134
Total increase (decrease)	2,078,388	1,956,973	903,706	8,421,531
Net assets as of December 31, 2024	6,444,153	10,906,813	3,854,583	15,525,195

Increase (decrease) in net assets
Operations:
Net investment income (loss)	347,963	28,587	216,119	172,860
Total realized gains (losses) on investments	297,191	1,296,529	74,510	1,490,217
Change in net unrealized appreciation (depreciation) of investments	2,373,530	(25,223)	153,303	1,257,219
Net gains (losses) on investments	3,018,684	1,299,893	443,932	2,920,296
Net increase (decrease) in net assets resulting from operations	3,018,684	1,299,893	443,932	2,920,296
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	22,394,252	2,115,160	4,843,867	44,232,378
Contract terminations and surrenders	(529,228)	(491,204)	(325,248)	(1,082,640)
Death benefit payments	(612)	—	—	—
Policy loan transfers	(37,180)	(277,141)	273	(84,929)
Transfers to other contracts	(15,062,653)	(892,765)	(964,415)	(41,120,353)
Cost of insurance and administration charges	(289,281)	(398,876)	(104,155)	(380,502)
Mortality and expenses charges	(25,671)	(3,301)	(16,501)	(49,095)
Surrender charges (refunds)	24,010	(15,398)	15,200	34,848
Increase (decrease) in net assets from policy related transactions	6,473,637	36,475	3,449,021	1,549,707
Total increase (decrease)	9,492,321	1,336,368	3,892,953	4,470,003
Net assets as of December 31, 2025	$15,936,474	$12,243,181	$7,747,536	$19,995,198

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2
Net assets as of January 1, 2024	$1,493,819	$3,335,233	$37,978	$6,778,460

Increase (decrease) in net assets
Operations:
Net investment income (loss)	119,813	61,501	420	76,098
Total realized gains (losses) on investments	(21,313)	246,478	2,054	404,717
Change in net unrealized appreciation (depreciation) of investments	64,294	(157,051)	298	283,626
Net gains (losses) on investments	162,794	150,928	2,772	764,441
Net increase (decrease) in net assets resulting from operations	162,794	150,928	2,772	764,441
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,005,044	510,195	6,768	1,974,283
Contract terminations and surrenders	(70,941)	(186,183)	(173)	(321,565)
Death benefit payments	—	—	—	—
Policy loan transfers	(10,389)	(37,901)	(288)	(216,278)
Transfers to other contracts	(201,666)	(65,962)	(23,714)	(727,902)
Cost of insurance and administration charges	(27,541)	(117,880)	(562)	(255,126)
Mortality and expenses charges	(7,734)	(1,046)	(82)	(9,558)
Surrender charges (refunds)	5,347	(7,976)	13	(13,389)
Increase (decrease) in net assets from policy related transactions	692,120	93,247	(18,038)	430,465
Total increase (decrease)	854,914	244,175	(15,266)	1,194,906
Net assets as of December 31, 2024	2,348,733	3,579,408	22,712	7,973,366

Increase (decrease) in net assets
Operations:
Net investment income (loss)	165,143	78,029	1,744	71,917
Total realized gains (losses) on investments	26,891	425,569	8,925	876,734
Change in net unrealized appreciation (depreciation) of investments	191,542	333,875	2,460	41,592
Net gains (losses) on investments	383,576	837,473	13,129	990,243
Net increase (decrease) in net assets resulting from operations	383,576	837,473	13,129	990,243
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,388,325	511,105	153,272	2,214,357
Contract terminations and surrenders	(3)	(104,378)	—	(325,751)
Death benefit payments	—	(3,116)	—	(2,181)
Policy loan transfers	6,724	(67,030)	212	(77,955)
Transfers to other contracts	(232,961)	(180,927)	(1,420)	(775,451)
Cost of insurance and administration charges	(31,067)	(119,085)	(2,339)	(267,578)
Mortality and expenses charges	(11,025)	(749)	(297)	(11,428)
Surrender charges (refunds)	—	(3,086)	—	(8,648)
Increase (decrease) in net assets from policy related transactions	1,119,993	32,734	149,428	745,365
Total increase (decrease)	1,503,569	870,207	162,557	1,735,608
Net assets as of December 31, 2025	$3,852,302	$4,449,615	$185,269	$9,708,974

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2	Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2
Net assets as of January 1, 2024	$2,701,111	$569,457	$1,778	$527,545

Increase (decrease) in net assets
Operations:
Net investment income (loss)	23,466	24,325	192	22,969
Total realized gains (losses) on investments	67,892	2,080	(142)	20,170
Change in net unrealized appreciation (depreciation) of investments	171,576	(6,123)	(113)	2,460
Net gains (losses) on investments	262,934	20,282	(63)	45,599
Net increase (decrease) in net assets resulting from operations	262,934	20,282	(63)	45,599
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	857,386	494,081	32,322	279,720
Contract terminations and surrenders	(507,712)	(49,557)	—	(1,520)
Death benefit payments	—	—	—	—
Policy loan transfers	(87,426)	—	—	124
Transfers to other contracts	(245,731)	(322,732)	(22,453)	(229,519)
Cost of insurance and administration charges	(83,795)	(13,420)	(224)	(11,656)
Mortality and expenses charges	(4,187)	(2,129)	(25)	(2,066)
Surrender charges (refunds)	24,936	3,735	—	115
Increase (decrease) in net assets from policy related transactions	(46,529)	109,978	9,620	35,198
Total increase (decrease)	216,405	130,260	9,557	80,797
Net assets as of December 31, 2024	2,917,516	699,717	11,335	608,342

Increase (decrease) in net assets
Operations:
Net investment income (loss)	31,128	32,739	793	3,532
Total realized gains (losses) on investments	311,101	8,595	253	58,652
Change in net unrealized appreciation (depreciation) of investments	(119,499)	6,250	2,843	197,044
Net gains (losses) on investments	222,730	47,584	3,889	259,228
Net increase (decrease) in net assets resulting from operations	222,730	47,584	3,889	259,228
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,274,774	398,889	89,425	321,047
Contract terminations and surrenders	(57,989)	(1)	(138)	(10,375)
Death benefit payments	(116)	—	—	—
Policy loan transfers	(124,134)	—	—	18
Transfers to other contracts	(875,802)	(420,158)	(5,867)	(270,437)
Cost of insurance and administration charges	(94,597)	(13,745)	(651)	(12,986)
Mortality and expenses charges	(5,126)	(2,253)	(168)	(2,285)
Surrender charges (refunds)	(1,300)	—	6	485
Increase (decrease) in net assets from policy related transactions	115,710	(37,268)	82,607	25,467
Total increase (decrease)	338,440	10,316	86,496	284,695
Net assets as of December 31, 2025	$3,255,956	$710,033	$97,831	$893,037

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2	Global Emerging Markets Account – Class 1	Government & High Quality Bond Account – Class 1
Net assets as of January 1, 2024	$287,951	$2,574,914	$4,532,251	$3,140,932

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,753	—	98,081	110,821
Total realized gains (losses) on investments	19,849	(62,508)	(113,009)	(45,889)
Change in net unrealized appreciation (depreciation) of investments	(37,202)	(233,171)	317,431	(49,055)
Net gains (losses) on investments	(9,600)	(295,679)	302,503	15,877
Net increase (decrease) in net assets resulting from operations	(9,600)	(295,679)	302,503	15,877
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	220,166	917,790	862,152	1,391,746
Contract terminations and surrenders	(66,255)	(120,898)	(183,914)	(60,879)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(120,203)	(157,172)	(39,632)
Transfers to other contracts	(81,460)	(302,271)	(375,881)	(333,263)
Cost of insurance and administration charges	(7,825)	(104,050)	(186,611)	(179,632)
Mortality and expenses charges	(1,118)	(1,872)	(2,493)	(4,518)
Surrender charges (refunds)	4,994	(673)	(8,076)	(2,838)
Increase (decrease) in net assets from policy related transactions	68,502	267,823	(51,995)	770,984
Total increase (decrease)	58,902	(27,856)	250,508	786,861
Net assets as of December 31, 2024	346,853	2,547,058	4,782,759	3,927,793

Increase (decrease) in net assets
Operations:
Net investment income (loss)	11,328	—	38,964	162,688
Total realized gains (losses) on investments	36,371	(81,611)	126,249	(34,032)
Change in net unrealized appreciation (depreciation) of investments	73,035	488,700	1,658,347	207,760
Net gains (losses) on investments	120,734	407,089	1,823,560	336,416
Net increase (decrease) in net assets resulting from operations	120,734	407,089	1,823,560	336,416
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	201,794	1,292,697	1,329,821	1,448,659
Contract terminations and surrenders	(1)	(159,113)	(205,182)	(78,068)
Death benefit payments	—	(15,328)	(1,433)	(5,954)
Policy loan transfers	—	220,268	73,953	5,817
Transfers to other contracts	(42,577)	(1,037,423)	(803,983)	(618,651)
Cost of insurance and administration charges	(8,811)	(105,449)	(191,316)	(211,512)
Mortality and expenses charges	(1,620)	(2,400)	(2,494)	(5,128)
Surrender charges (refunds)	—	(1,609)	(5,600)	(2,712)
Increase (decrease) in net assets from policy related transactions	148,785	191,643	193,766	532,451
Total increase (decrease)	269,519	598,732	2,017,326	868,867
Net assets as of December 31, 2025	$616,372	$3,145,790	$6,800,085	$4,796,660

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Invesco V.I. American Franchise Fund – Series II Shares	Invesco V.I. American Value Fund – Series I Shares	Invesco V.I. Core Equity Fund – Series II Shares	Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares
Net assets as of January 1, 2024	$871,453	$462,742	$715,989	$1,488,721

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6,685	4,456	—
Total realized gains (losses) on investments	32,080	9,718	94,776	84,418
Change in net unrealized appreciation (depreciation) of investments	328,514	140,085	101,379	194,389
Net gains (losses) on investments	360,594	156,488	200,611	278,807
Net increase (decrease) in net assets resulting from operations	360,594	156,488	200,611	278,807
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	554,323	385,972	547,816	677,379
Contract terminations and surrenders	(11,571)	(13,291)	(9,074)	(5,097)
Death benefit payments	—	—	—	—
Policy loan transfers	(10,078)	(42)	(5,010)	(5,180)
Transfers to other contracts	(254,072)	(139,370)	(187,728)	(946,451)
Cost of insurance and administration charges	(36,315)	(17,307)	(31,246)	(29,114)
Mortality and expenses charges	(1,555)	(1,071)	(1,316)	(4,315)
Surrender charges (refunds)	(495)	(1,385)	(280)	384
Increase (decrease) in net assets from policy related transactions	240,237	213,506	313,162	(312,394)
Total increase (decrease)	600,831	369,994	513,773	(33,587)
Net assets as of December 31, 2024	1,472,284	832,736	1,229,762	1,455,134

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	6,338	6,236	—
Total realized gains (losses) on investments	249,238	224,329	131,591	194,361
Change in net unrealized appreciation (depreciation) of investments	(9,035)	17,666	83,360	(98,144)
Net gains (losses) on investments	240,203	248,333	221,187	96,217
Net increase (decrease) in net assets resulting from operations	240,203	248,333	221,187	96,217
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	802,978	826,418	337,900	735,512
Contract terminations and surrenders	(15,864)	(5,640)	(2,519)	(65,252)
Death benefit payments	—	—	—	(6,703)
Policy loan transfers	(2,487)	(138)	(4,822)	(47,652)
Transfers to other contracts	(302,306)	(206,528)	(56,157)	(155,848)
Cost of insurance and administration charges	(52,073)	(36,376)	(38,876)	(32,017)
Mortality and expenses charges	(2,151)	(2,626)	(2,720)	(4,639)
Surrender charges (refunds)	(449)	192	(1,148)	3,050
Increase (decrease) in net assets from policy related transactions	427,648	575,302	231,658	426,451
Total increase (decrease)	667,851	823,635	452,845	522,668
Net assets as of December 31, 2025	$2,140,135	$1,656,371	$1,682,607	$1,977,802

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Invesco V.I. EQV International Equity Fund – Series I Shares	Invesco V.I. Global Real Estate Fund – Series I Shares	Invesco V.I. Health Care Fund – Series I Shares	Invesco V.I. Main Street Mid Cap Fund – Series II Shares
Net assets as of January 1, 2024	$472,147	$183,121	$5,635,762	$1,187,160

Increase (decrease) in net assets
Operations:
Net investment income (loss)	9,065	7,168	—	1,497
Total realized gains (losses) on investments	4,779	(2,551)	53,141	(37,209)
Change in net unrealized appreciation (depreciation) of investments	(13,147)	(7,412)	194,355	220,063
Net gains (losses) on investments	697	(2,795)	247,496	184,351
Net increase (decrease) in net assets resulting from operations	697	(2,795)	247,496	184,351
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	207,332	163,837	1,185,366	222,624
Contract terminations and surrenders	(1,523)	(10,099)	(253,223)	(173,357)
Death benefit payments	—	—	—	—
Policy loan transfers	(2,505)	—	(138,689)	(15,879)
Transfers to other contracts	(91,438)	(42,524)	(565,767)	(37,356)
Cost of insurance and administration charges	(11,615)	(10,409)	(234,343)	(46,453)
Mortality and expenses charges	(1,788)	(835)	(2,622)	(664)
Surrender charges (refunds)	115	761	(13,020)	(6,999)
Increase (decrease) in net assets from policy related transactions	98,578	100,731	(22,298)	(58,084)
Total increase (decrease)	99,275	97,936	225,198	126,267
Net assets as of December 31, 2024	571,422	281,057	5,860,960	1,313,427

Increase (decrease) in net assets
Operations:
Net investment income (loss)	10,324	11,106	—	1,473
Total realized gains (losses) on investments	58,755	3,606	287,156	141,208
Change in net unrealized appreciation (depreciation) of investments	33,900	13,902	640,955	(31,859)
Net gains (losses) on investments	102,979	28,614	928,111	110,822
Net increase (decrease) in net assets resulting from operations	102,979	28,614	928,111	110,822
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	276,273	372,435	1,590,559	370,725
Contract terminations and surrenders	(16,205)	(2,020)	(313,633)	(42,602)
Death benefit payments	(44)	—	(3,254)	(1,035)
Policy loan transfers	31	—	(99,361)	(14,955)
Transfers to other contracts	(56,385)	(80,851)	(740,709)	(206,234)
Cost of insurance and administration charges	(12,741)	(13,421)	(224,262)	(47,359)
Mortality and expenses charges	(2,264)	(1,415)	(1,829)	(429)
Surrender charges (refunds)	757	94	(7,542)	496
Increase (decrease) in net assets from policy related transactions	189,422	274,822	199,969	58,607
Total increase (decrease)	292,401	303,436	1,128,080	169,429
Net assets as of December 31, 2025	$863,823	$584,493	$6,989,040	$1,482,856

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Invesco V.I. Main Street Small Cap Fund – Series II Shares	Invesco V.I. Small Cap Equity Fund – Series I Shares	Janus Henderson Global Sustainable Equity Portfolio – Service Shares	Janus Henderson Series Balanced Portfolio – Service Shares
Net assets as of January 1, 2024	$1,770,744	$110,717	$11,774	$7,019,513

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	181	502	178,189
Total realized gains (losses) on investments	180,097	18,154	2,040	41,963
Change in net unrealized appreciation (depreciation) of investments	25,552	5,784	(2,373)	1,063,017
Net gains (losses) on investments	205,649	24,119	169	1,283,169
Net increase (decrease) in net assets resulting from operations	205,649	24,119	169	1,283,169
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	740,222	108,378	206,892	4,922,470
Contract terminations and surrenders	(212,299)	(43,987)	(346)	(148,854)
Death benefit payments	—	—	—	—
Policy loan transfers	(18,002)	(2,283)	—	(20,012)
Transfers to other contracts	(461,548)	(43,555)	(56,314)	(1,619,014)
Cost of insurance and administration charges	(57,559)	(2,535)	(2,429)	(193,245)
Mortality and expenses charges	(2,433)	(487)	(1)	(33,236)
Surrender charges (refunds)	1,967	3,316	(197)	11,220
Increase (decrease) in net assets from policy related transactions	(9,652)	18,847	147,605	2,919,329
Total increase (decrease)	195,997	42,966	147,774	4,202,498
Net assets as of December 31, 2024	1,966,741	153,683	159,548	11,222,011

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,981	—	192	215,452
Total realized gains (losses) on investments	316,044	18,553	16,151	1,077,047
Change in net unrealized appreciation (depreciation) of investments	(138,743)	(3,038)	6,101	452,774
Net gains (losses) on investments	182,282	15,515	22,444	1,745,273
Net increase (decrease) in net assets resulting from operations	182,282	15,515	22,444	1,745,273
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,042,789	196,808	207,686	4,201,995
Contract terminations and surrenders	(74,147)	(6,191)	(2,850)	(278,679)
Death benefit payments	(26,003)	—	—	(16,087)
Policy loan transfers	(55,772)	2,281	—	(2,660)
Transfers to other contracts	(707,708)	(72,834)	(289,027)	(3,031,460)
Cost of insurance and administration charges	(63,290)	(2,737)	(6,870)	(176,417)
Mortality and expenses charges	(2,780)	(671)	(123)	(41,137)
Surrender charges (refunds)	1,278	289	(81)	13,024
Increase (decrease) in net assets from policy related transactions	114,367	116,945	(91,265)	668,579
Total increase (decrease)	296,649	132,460	(68,821)	2,413,852
Net assets as of December 31, 2025	$2,263,390	$286,143	$90,727	$13,635,863

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Janus Henderson Series Enterprise Portfolio – Service Shares	Janus Henderson Series Flexible Bond Portfolio – Service Shares	Janus Henderson Series Forty Portfolio – Service Shares	Janus Henderson Series Global Research Portfolio – Service Shares
Net assets as of January 1, 2024	$9,805,661	$2,672,029	$8,028,361	$709,419

Increase (decrease) in net assets
Operations:
Net investment income (loss)	73,895	126,665	1,048	6,359
Total realized gains (losses) on investments	440,547	(57,604)	1,041,372	72,292
Change in net unrealized appreciation (depreciation) of investments	1,070,811	(24,373)	1,313,846	108,233
Net gains (losses) on investments	1,585,253	44,688	2,356,266	186,884
Net increase (decrease) in net assets resulting from operations	1,585,253	44,688	2,356,266	186,884
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,789,356	1,185,917	2,135,713	440,100
Contract terminations and surrenders	(709,144)	(164,484)	(335,955)	(14,745)
Death benefit payments	(4,805)	—	—	—
Policy loan transfers	(56,228)	—	(171,505)	(3,270)
Transfers to other contracts	(1,270,054)	(444,779)	(1,010,257)	(113,202)
Cost of insurance and administration charges	(300,962)	(53,589)	(323,998)	(17,459)
Mortality and expenses charges	(23,307)	(9,943)	(6,937)	(3,467)
Surrender charges (refunds)	17,062	12,398	(18,418)	1,111
Increase (decrease) in net assets from policy related transactions	1,441,918	525,520	268,643	289,068
Total increase (decrease)	3,027,171	570,208	2,624,909	475,952
Net assets as of December 31, 2024	12,832,832	3,242,237	10,653,270	1,185,371

Increase (decrease) in net assets
Operations:
Net investment income (loss)	24,749	254,508	29,985	8,771
Total realized gains (losses) on investments	1,367,106	23,458	1,909,752	269,637
Change in net unrealized appreciation (depreciation) of investments	(353,393)	202,230	26,079	(7,373)
Net gains (losses) on investments	1,038,462	480,196	1,965,816	271,035
Net increase (decrease) in net assets resulting from operations	1,038,462	480,196	1,965,816	271,035
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,434,933	7,281,917	2,333,958	612,523
Contract terminations and surrenders	(593,575)	(324,963)	(299,840)	(27,023)
Death benefit payments	(7,705)	—	(1,952)	(1,458)
Policy loan transfers	(11,354)	(36,171)	(30,690)	(885)
Transfers to other contracts	(2,479,458)	(2,190,095)	(1,003,534)	(498,686)
Cost of insurance and administration charges	(323,863)	(107,827)	(341,375)	(17,221)
Mortality and expenses charges	(27,430)	(19,534)	(7,935)	(4,863)
Surrender charges (refunds)	12,258	15,187	(12,595)	1,263
Increase (decrease) in net assets from policy related transactions	1,003,806	4,618,514	636,037	63,650
Total increase (decrease)	2,042,268	5,098,710	2,601,853	334,685
Net assets as of December 31, 2025	$14,875,100	$8,340,947	$13,255,123	$1,520,056

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	LargeCap Growth Account I – Class 1	LargeCap S&P 500 Index Account – Class 1	Lord Abbett Series Fund Developing Growth Portfolio – Class VC
Net assets as of January 1, 2024	$5,429,336	$37,380,130	$101,552,139	$2,644,111

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2,030,881	5,382
Total realized gains (losses) on investments	194,328	2,339,863	9,153,646	(73,043)
Change in net unrealized appreciation (depreciation) of investments	1,705,425	7,265,101	16,411,278	686,753
Net gains (losses) on investments	1,899,753	9,604,964	27,595,805	619,092
Net increase (decrease) in net assets resulting from operations	1,899,753	9,604,964	27,595,805	619,092
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,021,938	15,905,195	57,559,173	1,400,400
Contract terminations and surrenders	(87,215)	(1,922,811)	(4,830,941)	(98,219)
Death benefit payments	—	(56,719)	(26,040)	—
Policy loan transfers	(285,744)	(437,327)	(1,348,311)	(59,113)
Transfers to other contracts	(884,102)	(9,957,537)	(15,876,423)	(796,609)
Cost of insurance and administration charges	(238,213)	(1,058,123)	(3,350,829)	(107,572)
Mortality and expenses charges	(11,844)	(105,987)	(321,668)	(5,350)
Surrender charges (refunds)	(2,677)	62,546	150,545	1,639
Increase (decrease) in net assets from policy related transactions	2,512,143	2,429,237	31,955,506	335,176
Total increase (decrease)	4,411,896	12,034,201	59,551,311	954,268
Net assets as of December 31, 2024	9,841,232	49,414,331	161,103,450	3,598,379

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	2,738,176	7,733
Total realized gains (losses) on investments	1,834,323	11,711,368	34,984,912	131,399
Change in net unrealized appreciation (depreciation) of investments	879,476	(6,003,975)	(5,146,989)	503,324
Net gains (losses) on investments	2,713,799	5,707,393	32,576,099	642,456
Net increase (decrease) in net assets resulting from operations	2,713,799	5,707,393	32,576,099	642,456
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,702,992	16,502,438	82,785,000	1,467,318
Contract terminations and surrenders	(356,701)	(3,538,382)	(10,687,860)	(85,707)
Death benefit payments	(447)	(94,134)	(207,903)	(4,921)
Policy loan transfers	(162,583)	(554,746)	(923,234)	(40,412)
Transfers to other contracts	(4,682,800)	(12,304,437)	(35,989,292)	(947,472)
Cost of insurance and administration charges	(313,780)	(1,110,392)	(4,232,076)	(119,039)
Mortality and expenses charges	(19,305)	(122,814)	(474,777)	(6,855)
Surrender charges (refunds)	11,455	105,772	399,775	2,573
Increase (decrease) in net assets from policy related transactions	2,178,831	(1,116,695)	30,669,633	265,485
Total increase (decrease)	4,892,630	4,590,698	63,245,732	907,941
Net assets as of December 31, 2025	$14,733,862	$54,005,029	$224,349,182	$4,506,320

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Statements of Changes in Net Assets

Years ended December 31, 2025 and 2024

	LVIP American Century Capital Appreciation Fund – Service Class	LVIP American Century Disciplined Core Value Fund – Service Class	LVIP American Century Inflation Protection Fund – Service Class	LVIP American Century International Fund – Service Class
Net assets as of January 1, 2024	$—	$—	$—	$—

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	21,825	49,075	1,200
Total realized gains (losses) on investments	58,810	27,528	4,724	254
Change in net unrealized appreciation (depreciation) of investments	170,027	130,578	(9,980)	(9,047)
Net gains (losses) on investments	228,837	179,931	43,819	(7,593)
Net increase (decrease) in net assets resulting from operations	228,837	179,931	43,819	(7,593)
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,673,573	3,130,362	1,605,085	224,699
Contract terminations and surrenders	(68,043)	(118,513)	(27,883)	—
Death benefit payments	—	—	—	—
Policy loan transfers	(8,290)	(67,602)	(1,795)	(357)
Transfers to other contracts	(118,272)	(240,626)	(83,415)	(3,332)
Cost of insurance and administration charges	(32,967)	(62,309)	(41,943)	(2,393)
Mortality and expenses charges	(966)	(2,742)	(648)	(330)
Surrender charges (refunds)	(2,107)	380	(1,194)	—
Increase (decrease) in net assets from policy related transactions	1,442,928	2,638,950	1,448,207	218,287
Total increase (decrease)	1,671,765	2,818,881	1,492,026	210,694
Net assets as of December 31, 2024	1,671,765	2,818,881	1,492,026	210,694

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	52,427	132,545	2,669
Total realized gains (losses) on investments	330,427	37,644	6,624	7,445
Change in net unrealized appreciation (depreciation) of investments	(220,233)	388,544	(42,899)	25,676
Net gains (losses) on investments	110,194	478,615	96,270	35,790
Net increase (decrease) in net assets resulting from operations	110,194	478,615	96,270	35,790
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	859,419	1,096,800	454,594	116,923
Contract terminations and surrenders	(81,044)	(61,920)	(15,799)	(6,140)
Death benefit payments	(643)	—	(13,017)	(522)
Policy loan transfers	(33,248)	(62,995)	(7,211)	31
Transfers to other contracts	(667,345)	(320,272)	(106,001)	(89,674)
Cost of insurance and administration charges	(50,482)	(91,656)	(61,112)	(4,873)
Mortality and expenses charges	(1,767)	(5,036)	(959)	(822)
Surrender charges (refunds)	(812)	(582)	(368)	287
Increase (decrease) in net assets from policy related transactions	24,078	554,339	250,127	15,210
Total increase (decrease)	134,272	1,032,954	346,397	51,000
Net assets as of December 31, 2025	$1,806,037	$3,851,835	$1,838,423	$261,694

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	LVIP American Century Mid Cap Value Fund – Service Class	LVIP American Century Value Fund – Service Class	Macquarie VIP Small Cap Value Series – Service Class	MFS® Blended Research® Small Cap Equity Portfolio – Service Class
Net assets as of January 1, 2024	$—	$—	$3,628,231	$1,266,922

Increase (decrease) in net assets
Operations:
Net investment income (loss)	142,328	78,434	38,794	12,285
Total realized gains (losses) on investments	202,627	69,189	151,037	(89,504)
Change in net unrealized appreciation (depreciation) of investments	132,587	79,409	216,861	150,027
Net gains (losses) on investments	477,542	227,032	406,692	72,808
Net increase (decrease) in net assets resulting from operations	477,542	227,032	406,692	72,808
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	8,238,528	4,213,991	1,176,230	624,819
Contract terminations and surrenders	(585,233)	(144,939)	(200,479)	(66,350)
Death benefit payments	—	—	—	—
Policy loan transfers	(79,270)	(381,111)	(154,149)	(2,124)
Transfers to other contracts	(697,133)	(143,750)	(597,295)	(293,478)
Cost of insurance and administration charges	(141,664)	(112,227)	(126,119)	(42,408)
Mortality and expenses charges	(8,895)	(1,597)	(3,647)	(3,622)
Surrender charges (refunds)	(3,417)	2,023	(8,836)	4,790
Increase (decrease) in net assets from policy related transactions	6,722,916	3,432,390	85,705	221,627
Total increase (decrease)	7,200,458	3,659,422	492,397	294,435
Net assets as of December 31, 2024	7,200,458	3,659,422	4,120,628	1,561,357

Increase (decrease) in net assets
Operations:
Net investment income (loss)	125,575	57,688	42,900	10,510
Total realized gains (losses) on investments	704,606	368,563	284,147	131,964
Change in net unrealized appreciation (depreciation) of investments	(190,951)	128,077	32,870	(64,352)
Net gains (losses) on investments	639,230	554,328	359,917	78,122
Net increase (decrease) in net assets resulting from operations	639,230	554,328	359,917	78,122
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,908,625	1,160,582	2,527,327	313,553
Contract terminations and surrenders	(488,313)	(91,497)	(96,400)	(154,125)
Death benefit payments	(6,691)	—	—	(39)
Policy loan transfers	2,814	265,005	42,100	(6,603)
Transfers to other contracts	(1,291,692)	(1,275,982)	(1,785,565)	(291,855)
Cost of insurance and administration charges	(194,503)	(144,891)	(130,879)	(35,633)
Mortality and expenses charges	(12,839)	(2,366)	(4,619)	(2,857)
Surrender charges (refunds)	13,209	(2,152)	182	7,128
Increase (decrease) in net assets from policy related transactions	(69,390)	(91,301)	552,146	(170,431)
Total increase (decrease)	569,840	463,027	912,063	(92,309)
Net assets as of December 31, 2025	$7,770,298	$4,122,449	$5,032,691	$1,469,048

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	MFS® Global Equity Series – Service Class	MFS® Growth Series – Service Class	MFS® Inflation–Adjusted Bond Portfolio – Service Class	MFS® International Intrinsic Value Portfolio – Service Class
Net assets as of January 1, 2024	$750,555	$3,971,541	$72,470	$3,514,423

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,882	—	2,897	43,357
Total realized gains (losses) on investments	26,152	460,706	(5,073)	41,547
Change in net unrealized appreciation (depreciation) of investments	8,984	940,770	(2,985)	122,457
Net gains (losses) on investments	42,018	1,401,476	(5,161)	207,361
Net increase (decrease) in net assets resulting from operations	42,018	1,401,476	(5,161)	207,361
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	324,703	2,809,200	94,770	1,755,296
Contract terminations and surrenders	(24,264)	(16,939)	—	(444,558)
Death benefit payments	—	(4,661)	—	—
Policy loan transfers	—	(5,977)	—	(1,074)
Transfers to other contracts	(76,706)	(607,755)	(34,627)	(858,623)
Cost of insurance and administration charges	(14,880)	(113,838)	(1,186)	(79,015)
Mortality and expenses charges	(3,101)	(19,117)	(266)	(11,927)
Surrender charges (refunds)	1,829	1,277	—	33,509
Increase (decrease) in net assets from policy related transactions	207,581	2,042,190	58,691	393,608
Total increase (decrease)	249,599	3,443,666	53,530	600,969
Net assets as of December 31, 2024	1,000,154	7,415,207	126,000	4,115,392

Increase (decrease) in net assets
Operations:
Net investment income (loss)	7,252	—	3,250	68,026
Total realized gains (losses) on investments	167,124	1,846,256	(2,609)	605,659
Change in net unrealized appreciation (depreciation) of investments	(36,993)	(787,888)	7,600	691,608
Net gains (losses) on investments	137,383	1,058,368	8,241	1,365,293
Net increase (decrease) in net assets resulting from operations	137,383	1,058,368	8,241	1,365,293
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	243,860	2,669,285	24,831	4,319,440
Contract terminations and surrenders	(6,314)	(38,013)	(7,958)	(457,392)
Death benefit payments	—	(7,481)	—	(5,866)
Policy loan transfers	—	(3,640)	(21,963)	(34,047)
Transfers to other contracts	(203,724)	(910,094)	(49,781)	(3,541,435)
Cost of insurance and administration charges	(14,750)	(145,378)	(1,273)	(91,610)
Mortality and expenses charges	(3,589)	(28,790)	(274)	(15,521)
Surrender charges (refunds)	295	1,777	372	21,376
Increase (decrease) in net assets from policy related transactions	15,778	1,537,666	(56,046)	194,945
Total increase (decrease)	153,161	2,596,034	(47,805)	1,560,238
Net assets as of December 31, 2025	$1,153,315	$10,011,241	$78,195	$5,675,630

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	MFS® Mid Cap Value Portfolio – Service Class	MFS® New Discovery Series – Service Class	MFS® New Discovery Value Portfolio – Service Class	MFS® Research International Portfolio – Service Class
Net assets as of January 1, 2024	$4,956,773	$2,049,400	$2,003,395	$1,008,050

Increase (decrease) in net assets
Operations:
Net investment income (loss)	58,564	—	25,249	16,240
Total realized gains (losses) on investments	364,965	(133,010)	145,393	10,104
Change in net unrealized appreciation (depreciation) of investments	268,366	266,708	37,989	(112)
Net gains (losses) on investments	691,895	133,698	208,631	26,232
Net increase (decrease) in net assets resulting from operations	691,895	133,698	208,631	26,232
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	2,405,710	695,803	1,008,565	355,884
Contract terminations and surrenders	(212,075)	(107,509)	(311,714)	(8,965)
Death benefit payments	(375)	—	(1,163)	(311)
Policy loan transfers	(99,669)	(2,503)	22,913	(1,431)
Transfers to other contracts	(1,488,114)	(244,112)	(447,270)	(218,314)
Cost of insurance and administration charges	(153,600)	(92,734)	(68,215)	(33,285)
Mortality and expenses charges	(13,141)	(1,825)	(5,712)	(3,685)
Surrender charges (refunds)	2,291	(8,620)	21,418	676
Increase (decrease) in net assets from policy related transactions	441,027	238,500	218,822	90,569
Total increase (decrease)	1,132,922	372,198	427,453	116,801
Net assets as of December 31, 2024	6,089,695	2,421,598	2,430,848	1,124,851

Increase (decrease) in net assets
Operations:
Net investment income (loss)	63,623	—	42,851	19,468
Total realized gains (losses) on investments	766,690	(59,833)	273,325	27,909
Change in net unrealized appreciation (depreciation) of investments	(402,572)	371,668	(216,845)	235,107
Net gains (losses) on investments	427,741	311,835	99,331	282,484
Net increase (decrease) in net assets resulting from operations	427,741	311,835	99,331	282,484
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,166,269	683,730	1,059,865	570,849
Contract terminations and surrenders	(151,648)	(74,312)	(81,682)	(934)
Death benefit payments	(26,549)	—	(2,020)	(139)
Policy loan transfers	(32,220)	(30,338)	(11,787)	(1,624)
Transfers to other contracts	(2,474,488)	(388,293)	(523,383)	(147,381)
Cost of insurance and administration charges	(162,994)	(87,618)	(66,401)	(38,139)
Mortality and expenses charges	(16,865)	(2,182)	(6,318)	(4,537)
Surrender charges (refunds)	2,660	(2,909)	2,852	44
Increase (decrease) in net assets from policy related transactions	1,304,165	98,078	371,126	378,139
Total increase (decrease)	1,731,906	409,913	470,457	660,623
Net assets as of December 31, 2025	$7,821,601	$2,831,511	$2,901,305	$1,785,474

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	MFS® Total Return Series – Service Class	MFS® Utilities Series – Service Class	MFS® Value Series – Service Class	MidCap Account – Class 1
Net assets as of January 1, 2024	$159,957	$4,312,528	$2,426,179	$14,958,441

Increase (decrease) in net assets
Operations:
Net investment income (loss)	4,978	98,419	49,720	45,383
Total realized gains (losses) on investments	7,545	219,213	248,597	2,211,532
Change in net unrealized appreciation (depreciation) of investments	2,729	194,009	2,996	953,612
Net gains (losses) on investments	15,252	511,641	301,313	3,210,527
Net increase (decrease) in net assets resulting from operations	15,252	511,641	301,313	3,210,527
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	182,589	903,077	2,058,016	6,083,486
Contract terminations and surrenders	(711)	(199,392)	(598)	(671,773)
Death benefit payments	—	(11,283)	—	—
Policy loan transfers	(152)	(139,211)	(162)	(249,417)
Transfers to other contracts	(64,031)	(469,274)	(720,989)	(2,884,669)
Cost of insurance and administration charges	(6,121)	(174,638)	(60,203)	(447,133)
Mortality and expenses charges	(739)	(2,730)	(11,038)	(17,989)
Surrender charges (refunds)	54	(9,220)	45	(32,218)
Increase (decrease) in net assets from policy related transactions	110,889	(102,671)	1,265,071	1,780,287
Total increase (decrease)	126,141	408,970	1,566,384	4,990,814
Net assets as of December 31, 2024	286,098	4,721,498	3,992,563	19,949,255

Increase (decrease) in net assets
Operations:
Net investment income (loss)	8,150	123,808	74,921	72,461
Total realized gains (losses) on investments	28,185	188,457	403,080	3,296,262
Change in net unrealized appreciation (depreciation) of investments	(1,672)	330,685	136,000	(3,055,720)
Net gains (losses) on investments	34,663	642,950	614,001	313,003
Net increase (decrease) in net assets resulting from operations	34,663	642,950	614,001	313,003
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	290,011	949,497	5,206,554	7,550,599
Contract terminations and surrenders	(958)	(447,095)	(112,483)	(1,901,077)
Death benefit payments	—	(5,238)	(6,528)	(2,545)
Policy loan transfers	268	(86,240)	(561)	(129,679)
Transfers to other contracts	(114,254)	(751,173)	(3,873,419)	(2,903,170)
Cost of insurance and administration charges	(6,755)	(166,415)	(75,776)	(524,537)
Mortality and expenses charges	(1,190)	(1,491)	(16,230)	(26,438)
Surrender charges (refunds)	45	(888)	5,257	(50,906)
Increase (decrease) in net assets from policy related transactions	167,167	(509,043)	1,126,814	2,012,247
Total increase (decrease)	201,830	133,907	1,740,815	2,325,250
Net assets as of December 31, 2025	$487,928	$4,855,405	$5,733,378	$22,274,505

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	Neuberger Berman AMT Mid Cap Growth Portfolio – S Class Shares	Neuberger Berman AMT Quality Equity Portfolio – I Class Shares	PIMCO VIT All Asset Portfolio – Administrative Class	PIMCO VIT CommodityReal Return® Strategy Portfolio – Administrative Class
Net assets as of January 1, 2024	$74,448	$561,687	$156,762	$181,301

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	1,461	12,131	5,338
Total realized gains (losses) on investments	10,320	51,728	(1,275)	(7,930)
Change in net unrealized appreciation (depreciation) of investments	10,450	90,840	(4,198)	10,206
Net gains (losses) on investments	20,770	144,029	6,658	7,614
Net increase (decrease) in net assets resulting from operations	20,770	144,029	6,658	7,614
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	44,716	68,662	54,557	190,679
Contract terminations and surrenders	(4,509)	(26,093)	—	(2,989)
Death benefit payments	—	—	—	—
Policy loan transfers	—	(4,484)	—	—
Transfers to other contracts	(24,141)	(25,010)	(204)	(197,869)
Cost of insurance and administration charges	(2,205)	(23,184)	(5,113)	(4,252)
Mortality and expenses charges	(344)	(119)	(617)	(727)
Surrender charges (refunds)	340	(1,117)	—	225
Increase (decrease) in net assets from policy related transactions	13,857	(11,345)	48,623	(14,933)
Total increase (decrease)	34,627	132,684	55,281	(7,319)
Net assets as of December 31, 2024	109,075	694,371	212,043	173,982

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	11,690	7,492
Total realized gains (losses) on investments	27,555	70,411	(982)	5,133
Change in net unrealized appreciation (depreciation) of investments	(15,724)	27,645	22,045	29,733
Net gains (losses) on investments	11,831	98,056	32,753	42,358
Net increase (decrease) in net assets resulting from operations	11,831	98,056	32,753	42,358
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	54,944	190,177	74,863	169,501
Contract terminations and surrenders	—	(23,249)	(65,434)	(9,669)
Death benefit payments	—	(2,144)	—	—
Policy loan transfers	—	(5,004)	—	131
Transfers to other contracts	(21,224)	(58,504)	(1,855)	(59,394)
Cost of insurance and administration charges	(1,500)	(24,430)	(6,149)	(5,121)
Mortality and expenses charges	(477)	(312)	(861)	(753)
Surrender charges (refunds)	—	(658)	3,058	452
Increase (decrease) in net assets from policy related transactions	31,743	75,876	3,622	95,147
Total increase (decrease)	43,574	173,932	36,375	137,505
Net assets as of December 31, 2025	$152,649	$868,303	$248,418	$311,487

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	PIMCO VIT High Yield Portfolio – Administrative Class	PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	PIMCO VIT Low Duration Portfolio – Administrative Class
Net assets as of January 1, 2024	$82,996	$4,510,424	$429,106	$298,915

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,320	295,874	10,132	15,258
Total realized gains (losses) on investments	516	79,677	(7,681)	1,851
Change in net unrealized appreciation (depreciation) of investments	285	(45,457)	(19,145)	153
Net gains (losses) on investments	7,121	330,094	(16,694)	17,262
Net increase (decrease) in net assets resulting from operations	7,121	330,094	(16,694)	17,262
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	33,714	3,702,693	114,861	221,269
Contract terminations and surrenders	(1,070)	(346,877)	(9,434)	(26,138)
Death benefit payments	—	—	—	—
Policy loan transfers	—	58,367	(1,544)	—
Transfers to other contracts	(11,339)	(1,898,127)	(213,485)	(81,748)
Cost of insurance and administration charges	(2,677)	(120,829)	(5,162)	(8,129)
Mortality and expenses charges	(279)	(16,465)	(1,068)	(1,190)
Surrender charges (refunds)	81	26,146	711	1,970
Increase (decrease) in net assets from policy related transactions	18,430	1,404,908	(115,121)	106,034
Total increase (decrease)	25,551	1,735,002	(131,815)	123,296
Net assets as of December 31, 2024	108,547	6,245,426	297,291	422,211

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,863	397,931	12,286	24,359
Total realized gains (losses) on investments	5,366	173,237	(13,076)	4,566
Change in net unrealized appreciation (depreciation) of investments	1,308	(25,693)	18,718	4,654
Net gains (losses) on investments	13,537	545,475	17,928	33,579
Net increase (decrease) in net assets resulting from operations	13,537	545,475	17,928	33,579
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	46,088	4,685,613	288,542	598,823
Contract terminations and surrenders	(42,973)	(730,029)	(2,437)	(42,694)
Death benefit payments	—	(26,353)	—	—
Policy loan transfers	—	(26,922)	361	—
Transfers to other contracts	(33,123)	(4,414,366)	(224,425)	(150,066)
Cost of insurance and administration charges	(2,520)	(113,859)	(4,857)	(13,685)
Mortality and expenses charges	(258)	(19,851)	(1,069)	(2,015)
Surrender charges (refunds)	2,008	34,117	114	1,995
Increase (decrease) in net assets from policy related transactions	(30,778)	(611,650)	56,229	392,358
Total increase (decrease)	(17,241)	(66,175)	74,157	425,937
Net assets as of December 31, 2025	$91,306	$6,179,251	$371,448	$848,148

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	PIMCO VIT Real Return Portfolio – Administrative Class	PIMCO VIT Short-Term Portfolio – Administrative Class	PIMCO VIT Total Return Portfolio – Administrative Class	Principal Capital Appreciation Account – Class 1
Net assets as of January 1, 2024	$1,723,224	$2,977,300	$898,330	$4,974,140

Increase (decrease) in net assets
Operations:
Net investment income (loss)	47,071	171,770	45,941	49,678
Total realized gains (losses) on investments	(70,068)	28,934	4,895	536,006
Change in net unrealized appreciation (depreciation) of investments	59,817	61	(15,312)	822,661
Net gains (losses) on investments	36,820	200,765	35,524	1,408,345
Net increase (decrease) in net assets resulting from operations	36,820	200,765	35,524	1,408,345
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,345,270	2,386,003	855,740	2,679,807
Contract terminations and surrenders	(109,635)	(287,587)	(155,616)	(288,224)
Death benefit payments	—	—	—	—
Policy loan transfers	(2,890)	—	(3,240)	(165,663)
Transfers to other contracts	(932,362)	(1,667,298)	(293,484)	(1,290,967)
Cost of insurance and administration charges	(39,568)	(50,879)	(25,996)	(220,647)
Mortality and expenses charges	(5,905)	(10,595)	(3,924)	(7,063)
Surrender charges (refunds)	8,264	21,677	11,730	(4,749)
Increase (decrease) in net assets from policy related transactions	263,174	391,321	385,210	702,494
Total increase (decrease)	299,994	592,086	420,734	2,110,839
Net assets as of December 31, 2024	2,023,218	3,569,386	1,319,064	7,084,979

Increase (decrease) in net assets
Operations:
Net investment income (loss)	90,445	193,999	113,198	40,070
Total realized gains (losses) on investments	20,216	8,096	19,501	1,013,896
Change in net unrealized appreciation (depreciation) of investments	71,923	(2,374)	88,741	(30,641)
Net gains (losses) on investments	182,584	199,721	221,440	1,023,325
Net increase (decrease) in net assets resulting from operations	182,584	199,721	221,440	1,023,325
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,621,693	2,060,289	5,348,882	2,773,538
Contract terminations and surrenders	(374,991)	(215,859)	(156,955)	(493,164)
Death benefit payments	(4,547)	(1,327)	(4,547)	(9,814)
Policy loan transfers	1,971	—	(7,361)	(5,825)
Transfers to other contracts	(2,360,138)	(635,678)	(720,488)	(1,258,765)
Cost of insurance and administration charges	(56,947)	(63,851)	(57,885)	(237,057)
Mortality and expenses charges	(8,222)	(13,841)	(8,340)	(8,777)
Surrender charges (refunds)	17,525	10,088	7,335	(6,710)
Increase (decrease) in net assets from policy related transactions	836,344	1,139,821	4,400,641	753,426
Total increase (decrease)	1,018,928	1,339,542	4,622,081	1,776,751
Net assets as of December 31, 2025	$3,042,146	$4,908,928	$5,941,145	$8,861,730

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	Principal LifeTime 2020 Account – Class 1	Principal LifeTime 2030 Account – Class 1	Principal LifeTime 2040 Account – Class 1	Principal LifeTime 2050 Account – Class 1
Net assets as of January 1, 2024	$13,538,407	$48,845,360	$29,805,192	$13,698,575

Increase (decrease) in net assets
Operations:
Net investment income (loss)	449,229	1,335,555	678,915	283,548
Total realized gains (losses) on investments	(137,790)	(91,157)	460,519	265,229
Change in net unrealized appreciation (depreciation) of investments	717,750	3,702,022	2,706,285	1,544,112
Net gains (losses) on investments	1,029,189	4,946,420	3,845,719	2,092,889
Net increase (decrease) in net assets resulting from operations	1,029,189	4,946,420	3,845,719	2,092,889
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,090,458	25,297,289	17,503,133	10,164,523
Contract terminations and surrenders	(238,687)	(2,318,437)	(724,733)	(386,861)
Death benefit payments	(608)	(10,664)	(113)	(5)
Policy loan transfers	(8,690)	38,116	(100,901)	(175,850)
Transfers to other contracts	(2,914,043)	(11,685,659)	(7,267,776)	(2,290,529)
Cost of insurance and administration charges	(319,261)	(1,522,214)	(943,913)	(522,235)
Mortality and expenses charges	(48,204)	(161,691)	(89,690)	(44,998)
Surrender charges (refunds)	12,537	125,427	22,935	19,827
Increase (decrease) in net assets from policy related transactions	3,573,502	9,762,167	8,398,942	6,763,872
Total increase (decrease)	4,602,691	14,708,587	12,244,661	8,856,761
Net assets as of December 31, 2024	18,141,098	63,553,947	42,049,853	22,555,336

Increase (decrease) in net assets
Operations:
Net investment income (loss)	511,824	1,740,064	871,639	386,382
Total realized gains (losses) on investments	1,395,634	3,921,973	3,846,349	2,230,513
Change in net unrealized appreciation (depreciation) of investments	71,464	3,495,989	3,001,676	1,858,952
Net gains (losses) on investments	1,978,922	9,158,026	7,719,664	4,475,847
Net increase (decrease) in net assets resulting from operations	1,978,922	9,158,026	7,719,664	4,475,847
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	7,508,643	26,957,564	22,554,634	11,515,829
Contract terminations and surrenders	(3,753,952)	(2,459,348)	(2,429,050)	(1,060,326)
Death benefit payments	(124,447)	(172,948)	(27,707)	(9,850)
Policy loan transfers	(7,783)	51,145	(238,740)	(116,426)
Transfers to other contracts	(4,419,233)	(12,556,187)	(7,331,345)	(4,270,889)
Cost of insurance and administration charges	(339,643)	(1,559,384)	(1,085,099)	(628,134)
Mortality and expenses charges	(56,536)	(199,343)	(128,887)	(69,050)
Surrender charges (refunds)	174,906	85,911	103,272	24,071
Increase (decrease) in net assets from policy related transactions	(1,018,045)	10,147,410	11,417,078	5,385,225
Total increase (decrease)	960,877	19,305,436	19,136,742	9,861,072
Net assets as of December 31, 2025	$19,101,975	$82,859,383	$61,186,595	$32,416,408

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	Principal LifeTime 2060 Account – Class 1	Principal LifeTime Strategic Income Account – Class 1	Putnam VT International Value Fund – Class IB	Putnam VT Large Cap Growth Fund – Class IB
Net assets as of January 1, 2024	$8,562,957	$5,355,886	$168,961	$5,551,888

Increase (decrease) in net assets
Operations:
Net investment income (loss)	139,979	166,126	6,227	—
Total realized gains (losses) on investments	277,135	134,097	10,380	476,645
Change in net unrealized appreciation (depreciation) of investments	782,874	77,697	(7,219)	1,715,168
Net gains (losses) on investments	1,199,988	377,920	9,388	2,191,813
Net increase (decrease) in net assets resulting from operations	1,199,988	377,920	9,388	2,191,813
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	4,083,903	3,091,155	285,156	4,012,516
Contract terminations and surrenders	(196,058)	(67,312)	(339)	(171,747)
Death benefit payments	(750)	(2,051)	—	—
Policy loan transfers	(30,478)	4,216	—	(108,114)
Transfers to other contracts	(1,570,054)	(1,820,284)	(67,394)	(850,403)
Cost of insurance and administration charges	(325,494)	(157,429)	(10,171)	(234,756)
Mortality and expenses charges	(19,724)	(19,364)	(984)	(18,521)
Surrender charges (refunds)	2,441	5,074	26	8,501
Increase (decrease) in net assets from policy related transactions	1,943,786	1,034,005	206,294	2,637,476
Total increase (decrease)	3,143,774	1,411,925	215,682	4,829,289
Net assets as of December 31, 2024	11,706,731	6,767,811	384,643	10,381,177

Increase (decrease) in net assets
Operations:
Net investment income (loss)	196,901	256,988	6,239	—
Total realized gains (losses) on investments	1,252,354	458,403	63,411	1,808,002
Change in net unrealized appreciation (depreciation) of investments	979,795	113,792	108,046	3,476
Net gains (losses) on investments	2,429,050	829,183	177,696	1,811,478
Net increase (decrease) in net assets resulting from operations	2,429,050	829,183	177,696	1,811,478
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	6,780,693	4,211,328	685,528	5,981,422
Contract terminations and surrenders	(605,034)	(208,371)	(6,541)	(266,473)
Death benefit payments	(13,267)	(3,449)	—	—
Policy loan transfers	(20,809)	5,813	365	(38,861)
Transfers to other contracts	(1,827,413)	(2,409,790)	(269,525)	(2,308,252)
Cost of insurance and administration charges	(358,503)	(173,072)	(17,508)	(329,753)
Mortality and expenses charges	(31,305)	(25,008)	(2,168)	(30,412)
Surrender charges (refunds)	24,810	9,200	306	3,172
Increase (decrease) in net assets from policy related transactions	3,949,172	1,406,651	390,457	3,010,843
Total increase (decrease)	6,378,222	2,235,834	568,153	4,822,321
Net assets as of December 31, 2025	$18,084,953	$9,003,645	$952,796	$15,203,498

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	Putnam VT Small Cap Growth Fund – Class IB	Putnam VT Small Cap Value Fund – Class IB	Real Estate Securities Account – Class 1	Rydex VI Basic Materials Fund
Net assets as of January 1, 2024	$—	$—	$13,834,530	$205,603

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	—	346,047	2,463
Total realized gains (losses) on investments	49	22	83,136	6,016
Change in net unrealized appreciation (depreciation) of investments	(23,097)	815	359,283	(17,168)
Net gains (losses) on investments	(23,048)	837	788,466	(8,689)
Net increase (decrease) in net assets resulting from operations	(23,048)	837	788,466	(8,689)
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	394,592	52,424	4,467,338	118,453
Contract terminations and surrenders	1	—	(652,107)	(18,098)
Death benefit payments	—	—	(8,946)	—
Policy loan transfers	—	—	(234,804)	—
Transfers to other contracts	(1,611)	—	(2,410,409)	(105,032)
Cost of insurance and administration charges	(3,425)	(528)	(484,319)	(6,179)
Mortality and expenses charges	(96)	(5)	(23,173)	(721)
Surrender charges (refunds)	—	—	(13,397)	1,364
Increase (decrease) in net assets from policy related transactions	389,461	51,891	640,183	(10,213)
Total increase (decrease)	366,413	52,728	1,428,649	(18,902)
Net assets as of December 31, 2024	366,413	52,728	15,263,179	186,701

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,873	318	261,413	3,224
Total realized gains (losses) on investments	2,926	3,562	460,362	27,771
Change in net unrealized appreciation (depreciation) of investments	41,599	455	(534,402)	32,429
Net gains (losses) on investments	46,398	4,335	187,373	63,424
Net increase (decrease) in net assets resulting from operations	46,398	4,335	187,373	63,424
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	696,230	88,945	4,955,592	78,093
Contract terminations and surrenders	—	(1)	(855,213)	(5,484)
Death benefit payments	—	—	(14,831)	—
Policy loan transfers	(1)	—	(126,996)	—
Transfers to other contracts	(233,738)	(10,119)	(2,640,202)	(72,311)
Cost of insurance and administration charges	(21,317)	(4,631)	(474,115)	(4,712)
Mortality and expenses charges	(1,412)	(84)	(26,887)	(671)
Surrender charges (refunds)	—	—	(3,725)	256
Increase (decrease) in net assets from policy related transactions	439,762	74,110	813,623	(4,829)
Total increase (decrease)	486,160	78,445	1,000,996	58,595
Net assets as of December 31, 2025	$852,573	$131,173	$16,264,175	$245,296

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	Rydex VI Utilities Fund	SAM Balanced Portfolio – Class 1	SAM Conservative Balanced Portfolio – Class 1	SAM Conservative Growth Portfolio – Class 1
Net assets as of January 1, 2024	$—	$29,062,199	$10,790,192	$40,868,557

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	660,670	271,158	697,484
Total realized gains (losses) on investments	—	89,297	211,133	934,846
Change in net unrealized appreciation (depreciation) of investments	—	2,979,941	437,166	4,754,099
Net gains (losses) on investments	—	3,729,908	919,457	6,386,429
Net increase (decrease) in net assets resulting from operations	—	3,729,908	919,457	6,386,429
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	—	6,738,585	2,459,315	8,917,283
Contract terminations and surrenders	—	(845,925)	(134,059)	(1,430,092)
Death benefit payments	—	(2,164)	(72,033)	(277)
Policy loan transfers	—	(717,439)	(1,613,060)	(731,341)
Transfers to other contracts	—	(1,762,100)	(1,744,893)	(3,695,741)
Cost of insurance and administration charges	—	(1,109,229)	(433,139)	(1,550,592)
Mortality and expenses charges	—	(18,823)	(15,246)	(23,401)
Surrender charges (refunds)	—	(44,459)	(5,143)	(102,790)
Increase (decrease) in net assets from policy related transactions	—	2,238,446	(1,558,258)	1,383,049
Total increase (decrease)	—	5,968,354	(638,801)	7,769,478
Net assets as of December 31, 2024	—	35,030,553	10,151,391	48,638,035

Increase (decrease) in net assets
Operations:
Net investment income (loss)	350	930,393	298,973	880,124
Total realized gains (losses) on investments	—	3,345,980	402,943	4,745,538
Change in net unrealized appreciation (depreciation) of investments	1,956	791,320	458,512	1,771,332
Net gains (losses) on investments	2,306	5,067,693	1,160,428	7,396,994
Net increase (decrease) in net assets resulting from operations	2,306	5,067,693	1,160,428	7,396,994
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	41,914	7,905,571	1,961,476	9,927,166
Contract terminations and surrenders	—	(2,178,799)	(438,430)	(3,488,432)
Death benefit payments	—	(473)	(82,794)	(19,708)
Policy loan transfers	—	(1,172,720)	294,188	(712,936)
Transfers to other contracts	(6,802)	(1,799,848)	(1,786,283)	(2,981,865)
Cost of insurance and administration charges	—	(1,250,470)	(436,409)	(1,557,373)
Mortality and expenses charges	—	(26,625)	(12,663)	(19,857)
Surrender charges (refunds)	—	(116,983)	(1,518)	(112,096)
Increase (decrease) in net assets from policy related transactions	35,112	1,359,653	(502,433)	1,034,899
Total increase (decrease)	37,418	6,427,346	657,995	8,431,893
Net assets as of December 31, 2025	$37,418	$41,457,899	$10,809,386	$57,069,928

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	SAM Flexible Income Portfolio	SAM Strategic Growth Portfolio	Short-Term Income Account	SmallCap Account
	– Class 1	– Class 1	– Class 1	– Class 1
Net assets as of January 1, 2024	$6,798,518	$69,976,050	$18,108,642	$7,250,840

Increase (decrease) in net assets
Operations:
Net investment income (loss)	223,337	902,804	669,498	30,822
Total realized gains (losses) on investments	(86,014)	1,801,645	84,181	(15,609)
Change in net unrealized appreciation (depreciation) of investments	335,339	9,757,597	206,442	525,072
Net gains (losses) on investments	472,662	12,462,046	960,121	540,285
Net increase (decrease) in net assets resulting from operations	472,662	12,462,046	960,121	540,285
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,597,604	14,256,537	6,410,352	2,473,373
Contract terminations and surrenders	(102,550)	(3,133,517)	(344,836)	(311,706)
Death benefit payments	(31)	(51,978)	—	(12,594)
Policy loan transfers	(440,617)	(2,641,439)	(5,268)	(184,380)
Transfers to other contracts	(774,588)	(4,387,763)	(3,567,710)	(678,358)
Cost of insurance and administration charges	(247,364)	(2,575,180)	(494,889)	(256,826)
Mortality and expenses charges	(7,560)	(43,551)	(60,059)	(12,899)
Surrender charges (refunds)	(6,110)	(27,457)	9,751	(3,254)
Increase (decrease) in net assets from policy related transactions	18,784	1,395,652	1,947,341	1,013,356
Total increase (decrease)	491,446	13,857,698	2,907,462	1,553,641
Net assets as of December 31, 2024	7,289,964	83,833,748	21,016,104	8,804,481

Increase (decrease) in net assets
Operations:
Net investment income (loss)	247,907	1,226,605	584,164	29,970
Total realized gains (losses) on investments	77,346	8,775,747	744,694	521,455
Change in net unrealized appreciation (depreciation) of investments	357,099	4,036,585	(430,600)	807,669
Net gains (losses) on investments	682,352	14,038,937	898,258	1,359,094
Net increase (decrease) in net assets resulting from operations	682,352	14,038,937	898,258	1,359,094
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,231,296	12,888,244	5,526,657	2,444,183
Contract terminations and surrenders	(292,685)	(4,540,219)	(2,081,571)	(550,472)
Death benefit payments	—	(17,112)	(21,089)	(5,615)
Policy loan transfers	(42,588)	(97,771)	(4,004)	(133,947)
Transfers to other contracts	(1,453,771)	(6,558,859)	(11,046,405)	(1,570,090)
Cost of insurance and administration charges	(232,824)	(2,400,029)	(393,042)	(245,080)
Mortality and expenses charges	(5,235)	(31,607)	(49,733)	(13,704)
Surrender charges (refunds)	1,253	(128,219)	93,832	4,262
Increase (decrease) in net assets from policy related transactions	(794,554)	(885,572)	(7,975,355)	(70,463)
Total increase (decrease)	(112,202)	13,153,365	(7,077,097)	1,288,631
Net assets as of December 31, 2025	$7,177,762	$96,987,113	$13,939,007	$10,093,112

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	T. Rowe Price Health Sciences Portfolio – II	TOPS® Managed Risk Balanced ETF Portfolio – Class 2	TOPS® Managed Risk Growth ETF Portfolio – Class 2	TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2
Net assets as of January 1, 2024	$647,079	$749,002	$2,569,730	$1,813,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	23,048	66,289	40,087
Total realized gains (losses) on investments	83,458	(59,051)	(192,425)	(900,117)
Change in net unrealized appreciation (depreciation) of investments	(83,679)	83,434	326,931	991,802
Net gains (losses) on investments	(221)	47,431	200,795	131,772
Net increase (decrease) in net assets resulting from operations	(221)	47,431	200,795	131,772
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	328,615	155,134	409,696	245,409
Contract terminations and surrenders	(9,546)	(10,260)	(38,009)	(376,575)
Death benefit payments	—	—	—	—
Policy loan transfers	(24,270)	(9,548)	(9,559)	(43,257)
Transfers to other contracts	(122,580)	(14,265)	(27,959)	(14,965)
Cost of insurance and administration charges	(21,871)	(34,321)	(225,849)	(62,391)
Mortality and expenses charges	(2,670)	(420)	(1,023)	(655)
Surrender charges (refunds)	720	(439)	(2,425)	(16,120)
Increase (decrease) in net assets from policy related transactions	148,398	85,881	104,872	(268,554)
Total increase (decrease)	148,177	133,312	305,667	(136,782)
Net assets as of December 31, 2024	795,256	882,314	2,875,397	1,676,722

Increase (decrease) in net assets
Operations:
Net investment income (loss)	—	36,073	66,321	45,128
Total realized gains (losses) on investments	18,830	(60,251)	(283,644)	35,293
Change in net unrealized appreciation (depreciation) of investments	137,095	129,699	567,257	107,601
Net gains (losses) on investments	155,925	105,521	349,934	188,022
Net increase (decrease) in net assets resulting from operations	155,925	105,521	349,934	188,022
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	348,933	424,319	605,519	355,701
Contract terminations and surrenders	(87,929)	(17,148)	(12,342)	(90,526)
Death benefit payments	(104)	(1,247)	—	—
Policy loan transfers	(3,477)	6,527	(177,586)	31,896
Transfers to other contracts	(197,589)	(16,954)	(226,950)	(191,842)
Cost of insurance and administration charges	(17,831)	(49,236)	(231,703)	(55,802)
Mortality and expenses charges	(2,643)	(50)	(548)	(66)
Surrender charges (refunds)	4,109	(3,843)	(349)	(2,563)
Increase (decrease) in net assets from policy related transactions	43,469	342,368	(43,959)	46,798
Total increase (decrease)	199,394	447,889	305,975	234,820
Net assets as of December 31, 2025	$994,650	$1,330,203	$3,181,372	$1,911,542

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	VanEck VIP Trust Global Resources Fund – Class S Shares	VanEck VIP Trust Global Resources Fund – Initial Class Shares	Vanguard VIF Balanced Portfolio	Vanguard VIF Conservative Allocation Portfolio
Net assets as of January 1, 2024	$1,806,327	$165,336	$3,545,102	$89,504

Increase (decrease) in net assets
Operations:
Net investment income (loss)	30,933	5,518	90,874	1,876
Total realized gains (losses) on investments	130,482	(3,359)	301,845	4,455
Change in net unrealized appreciation (depreciation) of investments	(130,752)	(10,290)	199,558	(2,410)
Net gains (losses) on investments	30,663	(8,131)	592,277	3,921
Net increase (decrease) in net assets resulting from operations	30,663	(8,131)	592,277	3,921
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	325,479	115,404	3,565,186	78,850
Contract terminations and surrenders	(58,944)	—	(147,711)	1
Death benefit payments	—	—	—	—
Policy loan transfers	(245,528)	—	—	—
Transfers to other contracts	(741,957)	(59,918)	(933,007)	(22,400)
Cost of insurance and administration charges	(60,711)	(4,156)	(146,864)	(8,646)
Mortality and expenses charges	(238)	(710)	(13,779)	(135)
Surrender charges (refunds)	(3,415)	—	11,134	—
Increase (decrease) in net assets from policy related transactions	(785,314)	50,620	2,334,959	47,670
Total increase (decrease)	(754,651)	42,489	2,927,236	51,591
Net assets as of December 31, 2024	1,051,676	207,825	6,472,338	141,095

Increase (decrease) in net assets
Operations:
Net investment income (loss)	32,403	5,087	162,664	5,059
Total realized gains (losses) on investments	(454)	6,112	929,293	14,126
Change in net unrealized appreciation (depreciation) of investments	355,281	56,654	232,868	3,084
Net gains (losses) on investments	387,230	67,853	1,324,825	22,269
Net increase (decrease) in net assets resulting from operations	387,230	67,853	1,324,825	22,269
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	848,722	76,038	5,559,973	89,441
Contract terminations and surrenders	(46,009)	—	(742,619)	(65,048)
Death benefit payments	—	—	—	—
Policy loan transfers	184,236	96	(4)	—
Transfers to other contracts	(679,505)	(131,442)	(3,059,219)	(161)
Cost of insurance and administration charges	(56,221)	(3,293)	(228,922)	(11,122)
Mortality and expenses charges	(16)	(733)	(26,166)	(351)
Surrender charges (refunds)	(1,302)	—	34,706	3,040
Increase (decrease) in net assets from policy related transactions	249,905	(59,334)	1,537,749	15,799
Total increase (decrease)	637,135	8,519	2,862,574	38,068
Net assets as of December 31, 2025	$1,688,811	$216,344	$9,334,912	$179,163

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

	Vanguard VIF Equity Income Portfolio	Vanguard VIF Global Bond Index Portfolio	Vanguard VIF International Portfolio	Vanguard VIF Mid-Cap Index Portfolio
Net assets as of January 1, 2024	$1,129	$1,152,897	$32,334	$18,567,199

Increase (decrease) in net assets
Operations:
Net investment income (loss)	1,590	34,270	811	287,542
Total realized gains (losses) on investments	3,126	(7,601)	4,510	(21,349)
Change in net unrealized appreciation (depreciation) of investments	11,835	5,888	(1,455)	2,922,495
Net gains (losses) on investments	16,551	32,557	3,866	3,188,688
Net increase (decrease) in net assets resulting from operations	16,551	32,557	3,866	3,188,688
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	336,890	732,221	133,667	12,053,927
Contract terminations and surrenders	—	(13,888)	(16)	(1,308,251)
Death benefit payments	—	—	—	(2,893)
Policy loan transfers	—	(8,373)	(630)	(44,200)
Transfers to other contracts	(62,950)	(194,969)	(24,739)	(3,748,896)
Cost of insurance and administration charges	(7,237)	(24,203)	(2,582)	(458,433)
Mortality and expenses charges	(490)	(4,820)	(259)	(78,099)
Surrender charges (refunds)	—	1,047	1	98,611
Increase (decrease) in net assets from policy related transactions	266,213	487,015	105,442	6,511,766
Total increase (decrease)	282,764	519,572	109,308	9,700,454
Net assets as of December 31, 2024	283,893	1,672,469	141,642	28,267,653

Increase (decrease) in net assets
Operations:
Net investment income (loss)	13,357	54,841	1,767	391,472
Total realized gains (losses) on investments	49,646	7,759	20,065	2,245,058
Change in net unrealized appreciation (depreciation) of investments	129,822	73,118	37,772	1,140,148
Net gains (losses) on investments	192,825	135,718	59,604	3,776,678
Net increase (decrease) in net assets resulting from operations	192,825	135,718	59,604	3,776,678
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	1,909,490	1,844,873	572,515	20,230,310
Contract terminations and surrenders	(48,452)	(25,550)	(4,458)	(2,672,858)
Death benefit payments	—	—	—	(42,503)
Policy loan transfers	—	3,769	1,219	(93,008)
Transfers to other contracts	(284,434)	(472,374)	(79,680)	(10,973,645)
Cost of insurance and administration charges	(29,773)	(40,204)	(10,980)	(566,704)
Mortality and expenses charges	(3,373)	(8,274)	(1,170)	(109,697)
Surrender charges (refunds)	2,264	1,194	208	124,914
Increase (decrease) in net assets from policy related transactions	1,545,722	1,303,434	477,654	5,896,809
Total increase (decrease)	1,738,547	1,439,152	537,258	9,673,487
Net assets as of December 31, 2025	$2,022,440	$3,111,621	$678,900	$37,941,140

See accompanying notes.

Principal National Life Insurance Co
Variable Life Separate Account

Statements of Changes in Net Assets
Years ended December 31, 2025 and 2024

Vanguard VIF Real Estate Index Portfolio
Net assets as of January 1, 2024	$45,385

Increase (decrease) in net assets
Operations:
Net investment income (loss)	2,063
Total realized gains (losses) on investments	3,559
Change in net unrealized appreciation (depreciation) of investments	(9,216)
Net gains (losses) on investments	(3,594)
Net increase (decrease) in net assets resulting from operations	(3,594)
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	581,784
Contract terminations and surrenders	—
Death benefit payments	—
Policy loan transfers	(334)
Transfers to other contracts	(413,260)
Cost of insurance and administration charges	(3,624)
Mortality and expenses charges	(287)
Surrender charges (refunds)	—
Increase (decrease) in net assets from policy related transactions	164,279
Total increase (decrease)	160,685
Net assets as of December 31, 2024	206,070

Increase (decrease) in net assets
Operations:
Net investment income (loss)	6,571
Total realized gains (losses) on investments	2,242
Change in net unrealized appreciation (depreciation) of investments	(154)
Net gains (losses) on investments	8,659
Net increase (decrease) in net assets resulting from operations	8,659
Policy related transactions:
Net premium payments, less sales charges and applicable premium taxes	3,428,450
Contract terminations and surrenders	(57,604)
Death benefit payments	—
Policy loan transfers	548
Transfers to other contracts	(3,315,371)
Cost of insurance and administration charges	(7,239)
Mortality and expenses charges	(816)
Surrender charges (refunds)	2,692
Increase (decrease) in net assets from policy related transactions	50,660
Total increase (decrease)	59,319
Net assets as of December 31, 2025	$265,389

See accompanying notes.

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

1.	Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Co Variable Life Separate Account (“the Separate Account”) is a segregated investment account of Principal National Life Insurance Company (“Principal National”) and is registered under the Investment Company Act of 1940 as a unit investment trust, with no stated limitations on the number of authorized units. As directed by eligible contractholders, each division (i.e., subaccount) of the Separate Account invests exclusively in shares representing interests in a corresponding investment option. As of December 31, 2025, contractholder investment options included the following diversified open–end management investment companies:

Principal Variable Contracts Funds, Inc. – Class 1: (1)

Bond Market Index Account

Core Plus Bond Account

Diversified International Account

Equity Income Account

Global Emerging Markets Account

Government & High Quality Bond Account

LargeCap Growth Account I

LargeCap S&P 500 Index Account

MidCap Account

Principal Capital Appreciation Account

Principal LifeTime 2020 Account

Principal LifeTime 2030 Account

Principal LifeTime 2040 Account

Principal LifeTime 2050 Account

Principal LifeTime 2060 Account

Principal LifeTime Strategic Income Account

Real Estate Securities Account

Short-Term Income Account

SmallCap Account

Strategic Asset Management (’’SAM’’):

Balanced Portfolio

Conservative Balanced Portfolio

Conservative Growth Portfolio

Flexible Income Portfolio

Strategic Growth Portfolio

AllianceBernstein VPS:

Discovery Value Portfolio – Class A

International Value Portfolio – Class A

Small Cap Growth Portfolio – Class A

Sustainable Global Thematic Portfolio – Class A

American Funds Insurance Series:

Capital World Bond Fund – Class 2 Shares

Global Balanced Fund – Class 2 Shares

Global Small Capitalization Fund – Class 2 Shares

Growth Fund – Class 2 Shares

International Fund – Class 2 Shares

New World Fund – Class 2 Shares

Washington Mutual Investors Fund – Class 2 Shares

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

BNY Mellon IP:

MidCap Stock Portfolio – Service Shares

Technology Growth Portfolio – Service Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares

BNY Mellon VIF Appreciation Portfolio – Service Shares

ClearBridge:

Variable Mid Cap Portfolio – Class I Shares

Variable Small Cap Growth Portfolio – Class I Shares

Columbia VP Acorn International

CVT:

EAFE International Index Portfolio – Class F

Investment Grade Bond Index Portfolio – Class I

Russell 2000 Small Cap Index Portfolio – Class F

S&P 500 Index Portfolio

S&P MidCap 400 Index Portfolio – Class F

DWS:

Alternative Asset Allocation VIP – Class B

Small Mid Cap Value VIP – Class B

Fidelity VIP:

Consumer Staples Portfolio – Service Class 2

Contrafund® Portfolio – Service Class 2

Energy Portfolio - Service Class 2

Equity-Income Portfolio – Service Class 2

Extended Market Index Portfolio – Service Class 2

Government Money Market Portfolio – Service Class

High Income Portfolio – Service Class 2

International Index Portfolio – Service Class 2

Mid Cap Portfolio – Service Class 2

Strategic Income Portfolio – Service Class 2

Total Market Index Portfolio – Service Class 2

Franklin Templeton VIP Trust:

Franklin Income VIP Fund – Class 2

Franklin Mutual Global Discovery VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Rising Dividends VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin Strategic Income VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Developing Markets VIP Fund – Class 2

Templeton Foreign VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 2

Invesco V.I.:

American Franchise Fund – Series II Shares

American Value Fund – Series I

Shares Core Equity Fund – Series II Shares

Discovery Mid Cap Growth Fund – Series I Shares

EQV International Equity Fund – Series I Shares

Global Real Estate Fund – Series I Shares

Health Care Fund – Series I Shares

Main Street Mid Cap Fund – Series II Shares

Main Street Small Cap Fund – Series II Shares

Small Cap Equity Fund – Series I Shares

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

Janus Henderson Global Sustainable Equity Portfolio – Service Shares

Janus Henderson Series:

Balanced Portfolio – Service Shares

Enterprise Portfolio – Service Shares

Flexible Bond Portfolio – Service Shares

Forty Portfolio – Service Shares

Global Research Portfolio – Service Shares

Global Technology and Innovation Portfolio – Service Shares

Lord Abbett Series Fund:

Developing Growth Portfolio - Class VC

LVIP American Century:

Capital Appreciation Fund – Service Class

Disciplined Core Value Fund – Service Class

Inflation Protection Fund – Service Class

International Fund – Service Class

Mid Cap Value Fund – Service Class

Value Fund – Service Class

Macquarie VIP:

Small Cap Value Series - Service Class

MFS®:

Blended Research® Small Cap Equity Portfolio – Service Class

Global Equity Series – Service Class

Growth Series – Service Class

Inflation–Adjusted Bond Portfolio – Service Class

International Intrinsic Value Portfolio – Service Class

Mid Cap Value Portfolio – Service Class

New Discovery Series – Service Class

New Discovery Value Portfolio – Service Class

Research International Portfolio – Service Class

Total Return Series – Service Class

Utilities Series – Service Class

Value Series – Service Class

Neuberger Berman AMT:

Mid Cap Growth Portfolio – S Class Shares

Quality Equity Portfolio – I Class Shares

PIMCO VIT:

All Asset Portfolio – Administrative Class

CommodityRealReturn® Strategy Portfolio – Administrative Class

Emerging Markets Bond Portfolio – Administrative Class

High Yield Portfolio – Administrative Class

Long-Term U.S. Government Portfolio – Administrative Class

Low Duration Portfolio – Administrative Class

Real Return Portfolio – Administrative Class

Short-Term Portfolio – Administrative Class

Total Return Portfolio – Administrative Class

Putnam VT:

International Value Fund – Class IB

Large Cap Growth Fund – Class IB

Small Cap Growth Fund – Class IB

Small Cap Value Fund – Class IB

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

Rydex VI:

Basic Materials Fund

Utilities Fund

T. Rowe Price:

Health Sciences Portfolio - II

TOPS® Managed Risk:

Balanced ETF Portfolio – Class 2

Growth ETF Portfolio – Class 2

Moderate Growth ETF Portfolio – Class 2

VanEck VIP Trust:

Global Resources Fund – Class S Shares

Global Resources Fund – Initial Class Shares

Vanguard VIF:

Balanced Portfolio

Conservative Allocation Portfolio

Equity Income Portfolio

Global Bond Index Portfolio

International Portfolio

Mid-Cap Index Portfolio

Real Estate Index Portfolio

(1)	Organized by Principal Life.

No divisions were liquidated in 2025.

The assets of the Separate Account are owned by Principal National. The assets of the Separate Account support the following variable life insurance contracts of Principal National and may not be used to satisfy the liabilities arising from any other business of Principal National:

Principal® Executive Variable Universal Life III;

Principal® Variable Universal Life Income III and

Principal® Variable Universal Life Income IV.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements and accompanying notes of the Separate Account in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Investments

Investments are stated at the closing net asset value (“NAV”) per share on December 31, 2025. Realized capital gains (losses) on sales of investments are determined on the basis of specific identification under the first-in, first-out method. Investment transactions are accounted for on a trade date basis. Dividends and realized gains (losses) on investments are recognized on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the funds on the payable date.

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

•	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.

•	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.

•	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

All investments of the open-end management investment companies listed above represent investments in mutual funds for which a daily NAV is calculated and published. Therefore, the investments fall into Level 1 of the fair value hierarchy.

Recent Accounting Pronouncements

As of December 31, 2024, the Separate Account adopted the Improvements to Reportable Segment standard. Adoption of the new standard impacted financial statement disclosures only and did not affect the Separate Account’s statement of assets and liabilities, statement of operations or statement of changes in net assets. The intent of this authoritative guidance is to enhance disclosures about a public entity’s reportable segments and addresses requests from investors for additional, more detailed information about a reportable segment’s expenses.

Segment Information

An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is responsible for deciding which divisions are made available to policyholders and the ongoing assessment of those divisions.

The Variable Life Registered Separate Accounts Governance Committee acts as the Separate Account’s CODM assessing performance and making decisions about variable life insurance products. Each division represents a single operating segment, as the CODM monitors the operating results of the division and as a whole, the division’s long-term strategic asset allocation is pre-determined based on a defined investment strategy. The change in net assets resulting from operations, which is used by the CODM to assess the segment’s performance is consistent with that presented within the division’s financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as total net assets and significant segment expenses are listed on the accompanying Statement of Operations.

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

2.	Expenses and Related Party Transactions

Principal National is compensated for the following expenses and charges:

Principal® Variable Universal Life Income III contracts - Asset based charges assumed by Principal National are compensated for by a monthly charge equivalent to an annual rate of 0.15% of the asset value of each policy through the tenth policy year. The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of no greater than 4.25% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge of no greater than 3.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from premiums received by Principal National prior to their transfer to the Separate Account.

Principal® Variable Universal Life Income IV contracts - The current administrative charge is $25 per month during the first policy year. After the first policy year, the administration charge is $10 per month. A cost of insurance charge, which is based on Principal National’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. A sales charge of 4.00% of premiums paid up to target premium is deducted from each payment on behalf of each participant during the first policy year. In policy years two and later, the sales charge is 2.00% of premiums paid up to target premium. A tax charge of 2.00% for state and local taxes and 1.25% for federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from contributions by Principal National prior to their transfer to the Separate Account.

Principal® Executive Variable Universal Life III contracts - Principal Life assumes a risk that expenses incurred in issuing and administering a policy are greater than originally estimated. The asset based charge is deducted at an annual rate of 0.35% of the net policy value in years one through five, 0.30% in years six through fifteen, and 0.25% thereafter to cover this risk. A cost of insurance charge, which is based on Principal Life’s expected future mortality experience, is deducted as compensation for insurance charges. All charges are assessed through the redemption of units. In the first year, a sales charge no greater than 3.50% of premiums paid is deducted from each payment on behalf of each participant. In years two through seven, a sales charge no greater than 7.50% of premiums paid is deducted from each payment on behalf of each participant. Each year thereafter, a sales charge no greater than 3.75% of premiums paid is deducted from each payment on behalf of each participant. A tax charge of 3.25% for state, local and federal taxes is deducted from each premium payment on behalf of each participant. The sales and tax charges are deducted from premiums by Principal Life prior to their transfer to the Separate Account.

During the year ended December 31, 2025, investment advisory and management fees were paid indirectly to Principal Global Investors, LLC (“Manager”) (wholly owned by Principal Financial Services, Inc.) in its capacity as advisor to Principal Variable Contracts Funds, Inc. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Accounts, some of which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is 0.25% of aggregate net assets up to the first $1 billion and 0.20% of aggregate net assets over $1 billion. The Principal LifeTime divisions do not pay investment advisory and management fees.

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

The annual rates used in this calculation for each of the other divisions are shown in the following tables.

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Thereafter
Core Plus Bond Account	0.50%	0.45%	0.40%	0.35%	0.30%
Government & High Quality Bond Account	0.48	0.47	0.46	0.45	0.44
LargeCap Growth Account I	0.80	0.75	0.70	0.65	0.60
Real Estate Securities Account	0.79	0.77	0.73	0.70	0.68
SmallCap Account	0.85	0.80	0.75	0.70	0.65

	Net Assets of Accounts (in millions)
	First $100	Next $100	Next $100	Next $100	Next $300	Next $300	Thereafter
Equity Income Account	0.60%	0.55%	0.50%	0.45%	0.40%	0.39%	0.38%
MidCap Account	0.65	0.60	0.55	0.50	0.45	0.44	0.43

	Net Assets of Accounts (in millions)
	First $250	Next $250	Next $250	Next $250	Thereafter
Diversified International Account	0.81%	0.78%	0.75%	0.70%	0.65%
Global Emerging Markets Account	1.00	0.98	0.96	0.95	0.90

	Net Assets of Accounts (in millions)
	First $500	Over $500
Principal Capital Appreciation Account	0.625%	0.500%
Short-Term Income Account	0.40	0.39

	Net Assets of Accounts (in billions)
	First $3	Over $3
LargeCap S&P 500 Index Account	0.19%	0.15%

	Net Assets of Fund (in billions)
	First $3	Next $3	Over $6
Bond Market Index Account	0.14%	0.12%	0.10%

The Manager has contractually agreed to waive the Separate Account’s management and investment advisory fees for certain of the divisions. The expense waiver will reduce the Separate Account’s management and investment advisory fees by the following amounts:

	From January 1, 2025 through December 31, 2025
	All Classes	Expiration
LargeCap Growth Account I	0.016%	April 30, 2026

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to account investments, acquired account fees and expenses, and tax reclaim recovery expenses and other extraordinary expenses) for certain classes of shares of certain of the Accounts. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The expenses borne by the Manager are subject to reimbursement by the Accounts through the fiscal year end, provided no reimbursement will be made if it would result in the Accounts exceeding the total operating expense limits. Any amounts outstanding at the end of the year are shown as an expense reimbursement from Manager or expense reimbursement to Manager on the statements of assets and liabilities. The operating expense limits, were as follows:

	From January 1, 2025 through December 31, 2025
	Class 1	Expiration
LargeCap Growth Account I	0.69	April 30, 2025

Reinsurance

A modified coinsurance reinsurance agreement is in place between Principal Life Insurance Company and Principal National for the Separate Account.

3.	Federal Income Taxes

The operations of the Separate Account are a part of the operations of Principal National. Under current practice, no federal income taxes are allocated by Principal National to the operations of the Separate Account.

4.	Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of investments were as follows for the year ended December 31, 2025:

Division	Purchases	Sales
AllianceBernstein VPS Discovery Value Portfolio – Class A	$2,012,153	$1,449,255
AllianceBernstein VPS International Value Portfolio – Class A	$1,493,129	$481,312
AllianceBernstein VPS Small Cap Growth Portfolio – Class A	$20,324	$13,837
AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A	$159,484	$262,226
American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	$461,710	$348,516
American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	$484,870	$229,434
American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	$18,657	$133,565
American Funds Insurance Series – Growth Fund – Class 2 Shares	$21,331,876	$12,161,322
American Funds Insurance Series – International Fund – Class 2 Shares	$3,222,514	$1,438,727
American Funds Insurance Series – New World Fund – Class 2 Shares	$5,337,730	$2,758,880
American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	$6,507,414	$3,222,582
BNY Mellon IP MidCap Stock Portfolio – Service Shares	$1,084,600	$120,050
BNY Mellon IP Technology Growth Portfolio – Service Shares	$885,310	$318,986
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	$228,554	$69,554
BNY Mellon VIF Appreciation Portfolio – Service Shares	$336,756	$240,929
Bond Market Index Account – Class 1	$19,695,896	$18,626,906
ClearBridge Variable Mid Cap Portfolio – Class I Shares	$445,424	$173,689
ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	$1,626,808	$1,597,393
Columbia VP - Acorn International Fund	$657,506	$485,840
Core Plus Bond Account – Class 1	$13,655,066	$9,240,644

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

Division	Purchases	Sales
CVT EAFE International Index Portfolio – Class F	$1,998,451	$1,417,757
CVT Investment Grade Bond Index Portfolio – Class I	$1,889,023	$585,612
CVT Russell 2000 Small Cap Index Portfolio – Class F	$14,572,047	$14,184,913
CVT S&P 500 Index Portfolio	$89,875	$71,491
CVT S&P MidCap 400 Index Portfolio – Class F	$1,651,560	$672,022
Diversified International Account – Class 1	$4,784,382	$3,642,118
DWS Alternative Asset Allocation VIP – Class B	$149,155	$151,158
DWS Small Mid Cap Value VIP – Class B	$201,580	$158,148
Equity Income Account – Class 1	$11,226,362	$6,561,329
Fidelity VIP Consumer Staples Portfolio – Service Class 2	$3,093	$92
Fidelity VIP Contrafund® Portfolio – Service Class 2	$14,999,597	$5,986,065
Fidelity VIP Energy Portfolio – Service Class 2	$6,363	$511
Fidelity VIP Equity-Income Portfolio – Service Class 2	$3,367,183	$1,652,812
Fidelity VIP Extended Market Index Portfolio – Service Class 2	$4,806,637	$2,462,244
Fidelity VIP Government Money Market Portfolio – Service Class	$110,985,765	$81,549,512
Fidelity VIP High Income Portfolio – Service Class 2	$1,966,174	$1,008,482
Fidelity VIP International Index Portfolio – Service Class 2	$22,742,215	$15,920,615
Fidelity VIP Mid Cap Portfolio – Service Class 2	$3,489,864	$2,078,685
Fidelity VIP Strategic Income Portfolio – Service Class 2	$5,059,986	$1,394,846
Fidelity VIP Total Market Index Portfolio – Service Class 2	$44,405,238	$42,682,671
Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	$1,588,180	$268,332
Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2	$1,021,656	$478,371
Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	$163,610	$3,844
Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	$3,147,866	$1,468,992
Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	$1,548,674	$1,159,064
Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2	$431,635	$436,157
Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	$90,218	$6,818
Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	$335,601	$295,580
Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	$244,752	$53,009
Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2	$1,292,697	$1,101,054
Global Emerging Markets Account – Class 1	$1,436,176	$1,136,055
Government & High Quality Bond Account – Class 1	$1,611,347	$916,208
Invesco V.I. American Franchise Fund – Series II Shares	$1,009,532	$375,330
Invesco V.I. American Value Fund – Series I Shares	$1,044,235	$251,116
Invesco V.I. Core Equity Fund – Series II Shares	$458,225	$106,242
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	$891,610	$309,061
Invesco V.I. EQV International Equity Fund – Series I Shares	$332,420	$86,851
Invesco V.I. Global Real Estate Fund – Series I Shares	$383,541	$97,613
Invesco V.I. Health Care Fund – Series I Shares	$1,860,088	$1,390,590
Invesco V.I. Main Street Mid Cap Fund – Series II Shares	$513,253	$312,118
Invesco V.I. Main Street Small Cap Fund – Series II Shares	$1,269,256	$928,422
Invesco V.I. Small Cap Equity Fund – Series I Shares	$204,014	$79,863
Janus Henderson Global Sustainable Equity Portfolio – Service Shares	$211,548	$298,951
Janus Henderson Series Balanced Portfolio – Service Shares	$4,799,618	$3,533,416
Janus Henderson Series Enterprise Portfolio – Service Shares	$5,638,344	$3,431,127
Janus Henderson Series Flexible Bond Portfolio – Service Shares	$7,536,425	$2,663,403
Janus Henderson Series Forty Portfolio – Service Shares	$3,901,715	$1,697,921
Janus Henderson Series Global Research Portfolio – Service Shares	$754,675	$548,873
Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	$8,819,160	$5,524,161
LargeCap Growth Account I – Class 1	$24,776,663	$17,619,133

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

Division	Purchases	Sales
LargeCap S&P 500 Index Account – Class 1	$119,307,653	$52,115,367
Lord Abbett Series Fund Developing Growth Portfolio – Class VC	$1,475,051	$1,201,833
LVIP American Century Capital Appreciation Fund – Service Class	$1,158,603	$835,341
LVIP American Century Disciplined Core Value Fund – Service Class	$1,149,227	$542,461
LVIP American Century Inflation Protection Fund – Service Class	$587,139	$204,467
LVIP American Century International Fund – Service Class	$119,592	$101,713
LVIP American Century Mid Cap Value Fund – Service Class	$2,665,926	$1,978,015
LVIP American Century Value Fund – Service Class	$1,505,587	$1,251,883
Macquarie VIP Small Cap Value Series – Service Class	$2,853,689	$1,975,181
MFS® Blended Research® Small Cap Equity Portfolio – Service Class	$463,089	$483,984
MFS® Global Equity Series – Service Class	$442,365	$228,082
MFS® Growth Series – Service Class	$4,518,114	$1,131,619
MFS® Inflation–Adjusted Bond Portfolio – Service Class	$28,081	$80,877
MFS® International Intrinsic Value Portfolio – Service Class	$4,678,406	$4,124,495
MFS® Mid Cap Value Portfolio – Service Class	$4,923,184	$2,862,104
MFS® New Discovery Series – Service Class	$683,730	$585,652
MFS® New Discovery Value Portfolio – Service Class	$1,404,180	$688,739
MFS® Research International Portfolio – Service Class	$590,317	$192,710
MFS® Total Return Series – Service Class	$322,139	$122,844
MFS® Utilities Series – Service Class	$1,135,049	$1,458,540
MFS® Value Series – Service Class	$5,695,423	$4,079,740
MidCap Account – Class 1	$10,528,758	$5,538,352
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class Shares	$76,337	$23,201
Neuberger Berman AMT Quality Equity Portfolio – I Class Shares	$238,249	$114,301
PIMCO VIT All Asset Portfolio – Administrative Class	$86,553	$71,241
PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class	$176,993	$74,354
PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	$52,951	$76,866
PIMCO VIT High Yield Portfolio – Administrative Class	$5,083,544	$5,297,263
PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	$300,828	$232,313
PIMCO VIT Low Duration Portfolio – Administrative Class	$623,182	$206,465
PIMCO VIT Real Return Portfolio – Administrative Class	$3,712,138	$2,785,349
PIMCO VIT Short-Term Portfolio – Administrative Class	$2,254,288	$920,468
PIMCO VIT Total Return Portfolio – Administrative Class	$5,462,080	$948,241
Principal Capital Appreciation Account – Class 1	$3,437,694	$2,020,112
Principal LifeTime 2020 Account – Class 1	$8,718,260	$8,526,688
Principal LifeTime 2030 Account – Class 1	$32,227,853	$16,810,154
Principal LifeTime 2040 Account – Class 1	$26,277,000	$11,137,556
Principal LifeTime 2050 Account – Class 1	$13,718,439	$6,130,604
Principal LifeTime 2060 Account – Class 1	$7,847,921	$2,831,521
Principal LifeTime Strategic Income Account – Class 1	$4,686,576	$2,804,677
Putnam VT International Value Fund – Class IB	$696,141	$295,071
Putnam VT Large Cap Growth Fund – Class IB	$7,070,732	$2,970,579
Putnam VT Small Cap Growth Fund – Class IB	$730,630	$256,468
Putnam VT Small Cap Value Fund – Class IB	$93,615	$14,835
Real Estate Securities Account – Class 1	$5,805,898	$4,141,969
Rydex VI Basic Materials Fund	$99,254	$82,922
Rydex VI Utilities Fund	$42,264	$6,802
SAM Balanced Portfolio – Class 1	$11,719,106	$6,545,918
SAM Conservative Balanced Portfolio – Class 1	$2,500,008	$2,463,909
SAM Conservative Growth Portfolio – Class 1	$14,379,484	$8,892,267

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

Division	Purchases	Sales
SAM Flexible Income Portfolio – Class 1	$1,479,203	$2,025,850
SAM Strategic Growth Portfolio – Class 1	$20,709,435	$13,773,816
Short-Term Income Account – Class 1	$6,110,821	$13,502,012
SmallCap Account – Class 1	$2,940,689	$2,514,646
T. Rowe Price Health Sciences Portfolio – II	$384,947	$305,464
TOPS® Managed Risk Balanced ETF Portfolio – Class 2	$460,392	$81,951
TOPS® Managed Risk Growth ETF Portfolio – Class 2	$671,840	$649,478
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	$400,829	$308,903
VanEck VIP Trust Global Resources Fund – Class S Shares	$881,125	$598,817
VanEck VIP Trust Global Resources Fund – Initial Class Shares	$81,125	$135,372
Vanguard VIF Balanced Portfolio	$6,419,377	$4,022,224
Vanguard VIF Conservative Allocation Portfolio	$100,427	$73,642
Vanguard VIF Equity Income Portfolio	$1,963,450	$363,768
Vanguard VIF Global Bond Index Portfolio	$1,903,057	$541,439
Vanguard VIF International Portfolio	$586,190	$94,861
Vanguard VIF Mid-Cap Index Portfolio	$22,181,357	$14,333,501
Vanguard VIF Real Estate Index Portfolio	$3,439,229	$3,377,790

5.	Changes in Units Outstanding

Transactions in units were as follows for each of the years ended December 31:

	2025			2024
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
AllianceBernstein VPS Discovery Value Portfolio – Class A	34,761	37,308	(2,547)	38,169	27,428	10,741
AllianceBernstein VPS International Value Portfolio – Class A	120,488	41,494	78,994	33,911	66,904	(32,993)
AllianceBernstein VPS Small Cap Growth Portfolio – Class A	426	289	137	376	721	(345)
AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A	3,469	7,872	(4,403)	6,707	2,715	3,992
American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares	42,536	33,506	9,030	48,865	25,592	23,273
American Funds Insurance Series – Global Balanced Fund – Class 2 Shares	27,170	14,751	12,419	39,433	25,710	13,723
American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares	1,245	9,848	(8,603)	2,768	635	2,133
American Funds Insurance Series – Growth Fund – Class 2 Shares	343,853	229,408	114,445	236,918	155,003	81,915
American Funds Insurance Series – International Fund – Class 2 Shares	195,989	89,898	106,091	108,310	59,975	48,335
American Funds Insurance Series – New World Fund – Class 2 Shares	252,369	147,737	104,632	203,164	136,907	66,257
American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares	198,975	118,521	80,454	149,661	122,203	27,458
BNY Mellon IP MidCap Stock Portfolio – Service Shares	43,530	5,512	38,018	8,267	9,987	(1,720)
BNY Mellon IP Technology Growth Portfolio – Service Shares	7,068	5,004	2,064	8,501	2,788	5,713

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	2025			2024
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares	3,292	1,081	2,211	3,701	2,613	1,088
BNY Mellon VIF Appreciation Portfolio – Service Shares	3,796	3,866	(70)	6,481	4,995	1,486
Bond Market Index Account – Class 1	1,609,028	1,543,012	66,016	395,296	229,833	165,463
ClearBridge Variable Mid Cap Portfolio – Class I Shares	18,297	9,164	9,133	15,730	19,330	(3,600)
ClearBridge Variable Small Cap Growth Portfolio – Class I Shares	48,083	56,159	(8,076)	52,353	34,600	17,753
Columbia VP - Acorn International Fund	47,222	36,661	10,561	40,128	35,896	4,232
Core Plus Bond Account – Class 1	431,602	316,055	115,547	435,562	165,073	270,489
CVT EAFE International Index Portfolio – Class F	102,825	78,265	24,560	130,601	26,701	103,900
CVT Investment Grade Bond Index Portfolio – Class I	145,324	48,740	96,584	162,290	43,301	118,989
CVT Russell 2000 Small Cap Index Portfolio – Class F	367,825	381,664	(13,839)	209,304	133,827	75,477
CVT S&P 500 Index Portfolio	619	1,892	(1,273)	1,826	1,994	(168)
CVT S&P MidCap 400 Index Portfolio – Class F	27,634	15,725	11,909	27,529	22,127	5,402
Diversified International Account – Class 1	80,999	78,340	2,659	95,783	60,920	34,863
DWS Alternative Asset Allocation VIP – Class B	10,398	10,816	(418)	3,822	2,052	1,770
DWS Small Mid Cap Value VIP – Class B	4,269	5,447	(1,178)	3,336	4,513	(1,177)
Equity Income Account – Class 1	176,235	153,091	23,144	196,384	115,694	80,690
Fidelity VIP Consumer Staples Portfolio – Service Class 2	283	9	274	420	—	420
Fidelity VIP Contrafund® Portfolio – Service Class 2	81,561	55,280	26,281	85,617	46,934	38,683
Fidelity VIP Energy Portfolio – Service Class 2	670	52	618	—	—	—
Fidelity VIP Equity-Income Portfolio – Service Class 2	54,004	31,534	22,470	36,070	32,981	3,089
Fidelity VIP Extended Market Index Portfolio – Service Class 2	283,686	140,288	143,398	135,790	31,202	104,588
Fidelity VIP Government Money Market Portfolio – Service Class	9,008,874	6,870,166	2,138,708	9,822,927	8,127,478	1,695,449
Fidelity VIP High Income Portfolio – Service Class 2	39,309	25,721	13,588	35,769	20,356	15,413
Fidelity VIP International Index Portfolio – Service Class 2	1,466,245	1,048,745	417,500	277,056	136,649	140,407
Fidelity VIP Mid Cap Portfolio – Service Class 2	30,346	28,131	2,215	26,990	20,423	6,567
Fidelity VIP Strategic Income Portfolio – Service Class 2	365,139	105,872	259,267	159,920	101,981	57,939
Fidelity VIP Total Market Index Portfolio – Service Class 2	2,057,104	1,982,424	74,680	592,082	273,723	318,359
Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2	30,361	5,801	24,560	24,542	7,449	17,093
Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2	8,616	8,084	532	9,599	7,925	1,674
Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2	3,769	94	3,675	180	681	(501)
Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2	32,427	21,534	10,893	31,302	24,191	7,111
Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2	20,315	18,586	1,729	14,388	16,001	(1,613)
Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2	20,998	23,050	(2,052)	27,374	21,523	5,851
Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2	7,282	551	6,731	2,747	1,949	798

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	2025			2024
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2	11,897	11,795	102	13,134	11,271	1,863
Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2	12,613	3,321	9,292	15,056	10,649	4,407
Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2	89,829	76,706	13,123	66,324	45,972	20,352
Global Emerging Markets Account – Class 1	24,408	20,800	3,608	18,353	19,302	(949)
Government & High Quality Bond Account – Class 1	101,186	63,805	37,381	100,139	44,696	55,443
Invesco V.I. American Franchise Fund – Series II Shares	14,865	6,552	8,313	11,881	6,334	5,547
Invesco V.I. American Value Fund – Series I Shares	34,111	10,740	23,371	18,094	8,100	9,994
Invesco V.I. Core Equity Fund – Series II Shares	4,681	1,435	3,246	8,489	3,629	4,860
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares	43,537	18,592	24,945	42,049	64,804	(22,755)
Invesco V.I. EQV International Equity Fund – Series I Shares	6,157	1,975	4,182	4,945	2,575	2,370
Invesco V.I. Global Real Estate Fund – Series I Shares	29,339	7,736	21,603	13,577	5,194	8,383
Invesco V.I. Health Care Fund – Series I Shares	33,490	29,078	4,412	25,107	25,322	(215)
Invesco V.I. Main Street Mid Cap Fund – Series II Shares	9,640	8,379	1,261	6,252	8,196	(1,944)
Invesco V.I. Main Street Small Cap Fund – Series II Shares	21,393	18,937	2,456	15,444	15,927	(483)
Invesco V.I. Small Cap Equity Fund – Series I Shares	4,967	2,052	2,915	3,157	2,555	602
Janus Henderson Global Sustainable Equity Portfolio – Service Shares	14,380	20,804	(6,424)	15,984	4,533	11,451
Janus Henderson Series Balanced Portfolio – Service Shares	70,785	59,294	11,491	92,560	37,379	55,181
Janus Henderson Series Enterprise Portfolio – Service Shares	58,502	44,845	13,657	54,020	33,514	20,506
Janus Henderson Series Flexible Bond Portfolio – Service Shares	295,222	106,040	189,182	49,599	27,634	21,965
Janus Henderson Series Forty Portfolio – Service Shares	35,619	26,068	9,551	38,096	32,204	5,892
Janus Henderson Series Global Research Portfolio – Service Shares	12,757	11,097	1,660	10,381	3,505	6,876
Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares	266,422	192,592	73,830	162,493	61,294	101,199
LargeCap Growth Account I – Class 1	116,495	123,206	(6,711)	125,213	106,235	18,978
LargeCap S&P 500 Index Account – Class 1	1,221,288	767,954	453,334	958,368	431,655	526,713
Lord Abbett Series Fund Developing Growth Portfolio – Class VC	52,822	41,031	11,791	53,101	40,119	12,982
LVIP American Century Capital Appreciation Fund – Service Class	27,383	26,624	759	62,942	7,875	55,067
LVIP American Century Disciplined Core Value Fund – Service Class	21,834	10,663	11,171	68,090	10,124	57,966
LVIP American Century Inflation Protection Fund – Service Class	31,493	14,352	17,141	119,146	11,146	108,000
LVIP American Century International Fund – Service Class	3,517	3,023	494	7,021	199	6,822
LVIP American Century Mid Cap Value Fund – Service Class	35,566	36,733	(1,167)	167,813	29,311	138,502
LVIP American Century Value Fund – Service Class	20,699	22,575	(1,876)	82,514	14,548	67,966
Macquarie VIP Small Cap Value Series – Service Class	63,898	50,105	13,793	30,605	28,269	2,336

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	2025			2024
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
MFS® Blended Research® Small Cap Equity Portfolio – Service Class	14,828	22,590	(7,762)	29,477	18,645	10,832
MFS® Global Equity Series – Service Class	5,576	5,145	431	7,856	2,832	5,024
MFS® Growth Series – Service Class	24,688	10,207	14,481	28,935	8,066	20,869
MFS® Inflation–Adjusted Bond Portfolio – Service Class	2,531	8,201	(5,670)	9,717	3,750	5,967
MFS® International Intrinsic Value Portfolio – Service Class	167,770	160,919	6,851	78,357	62,428	15,929
MFS® Mid Cap Value Portfolio – Service Class	188,676	129,310	59,366	114,275	93,239	21,036
MFS® New Discovery Series – Service Class	11,612	9,993	1,619	12,165	8,026	4,139
MFS® New Discovery Value Portfolio – Service Class	43,921	28,145	15,776	43,197	33,330	9,867
MFS® Research International Portfolio – Service Class	33,746	11,266	22,480	23,173	17,334	5,839
MFS® Total Return Series – Service Class	9,862	4,328	5,534	6,733	2,625	4,108
MFS® Utilities Series – Service Class	31,327	48,870	(17,543)	34,238	37,109	(2,871)
MFS® Value Series – Service Class	86,914	67,980	18,934	36,165	13,777	22,388
MidCap Account – Class 1	34,574	25,469	9,105	31,320	22,105	9,215
Neuberger Berman AMT Mid Cap Growth Portfolio – S Class Shares	2,323	898	1,425	1,943	1,273	670
Neuberger Berman AMT Quality Equity Portfolio – I Class Shares	8,687	5,407	3,280	3,493	4,086	(593)
PIMCO VIT All Asset Portfolio – Administrative Class	4,083	3,763	320	3,221	349	2,872
PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class	18,113	7,904	10,209	22,477	24,199	(1,722)
PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class	2,921	4,890	(1,969)	2,373	1,070	1,303
PIMCO VIT High Yield Portfolio – Administrative Class	191,949	216,208	(24,259)	161,026	100,873	60,153
PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class	27,320	22,266	5,054	10,791	21,055	(10,264)
PIMCO VIT Low Duration Portfolio – Administrative Class	51,627	17,835	33,792	20,172	10,407	9,765
PIMCO VIT Real Return Portfolio – Administrative Class	232,687	179,669	53,018	89,588	72,095	17,493
PIMCO VIT Short-Term Portfolio – Administrative Class	149,048	66,363	82,685	182,654	152,301	30,353
PIMCO VIT Total Return Portfolio – Administrative Class	346,474	62,293	284,181	59,649	32,307	27,342
Principal Capital Appreciation Account – Class 1	80,025	58,316	21,709	87,593	62,755	24,838
Principal LifeTime 2020 Account – Class 1	218,091	248,036	(29,945)	220,821	111,185	109,636
Principal LifeTime 2030 Account – Class 1	696,715	433,655	263,060	716,531	435,621	280,910
Principal LifeTime 2040 Account – Class 1	506,951	248,013	258,938	432,133	222,965	209,168
Principal LifeTime 2050 Account – Class 1	238,971	127,240	111,731	235,377	79,190	156,187
Principal LifeTime 2060 Account – Class 1	238,133	100,019	138,114	160,434	84,737	75,697
Principal LifeTime Strategic Income Account – Class 1	173,075	113,742	59,333	135,548	90,421	45,127
Putnam VT International Value Fund – Class IB	35,939	15,247	20,692	18,255	4,995	13,260
Putnam VT Large Cap Growth Fund – Class IB	138,490	69,030	69,460	108,465	37,604	70,861
Putnam VT Small Cap Growth Fund – Class IB	61,090	23,027	38,063	33,882	451	33,431
Putnam VT Small Cap Value Fund – Class IB	8,308	1,452	6,856	5,079	50	5,029
Real Estate Securities Account – Class 1	41,336	34,516	6,820	39,464	33,883	5,581

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	2025			2024
Division	Purchases	Redemptions	Net increase (decrease)	Purchases	Redemptions	Net increase (decrease)
Rydex VI Basic Materials Fund	5,068	5,219	(151)	8,038	9,024	(986)
Rydex VI Utilities Fund	2,407	390	2,017	—	—	—
SAM Balanced Portfolio – Class 1	253,434	208,707	44,727	234,435	157,347	77,088
SAM Conservative Balanced Portfolio – Class 1	74,501	93,228	(18,727)	101,848	165,431	(63,583)
SAM Conservative Growth Portfolio – Class 1	274,121	251,753	22,368	277,949	231,755	46,194
SAM Flexible Income Portfolio – Class 1	52,319	85,809	(33,490)	72,893	71,286	1,607
SAM Strategic Growth Portfolio – Class 1	342,338	365,598	(23,260)	423,621	369,669	53,952
Short-Term Income Account – Class 1	351,159	858,839	(507,680)	427,471	298,264	129,207
SmallCap Account – Class 1	44,337	44,977	(640)	46,224	27,299	18,925
T. Rowe Price Health Sciences Portfolio – II	17,907	15,374	2,533	16,075	8,900	7,175
TOPS® Managed Risk Balanced ETF Portfolio – Class 2	24,695	4,730	19,965	9,388	4,205	5,183
TOPS® Managed Risk Growth ETF Portfolio – Class 2	32,054	33,440	(1,386)	22,182	16,469	5,713
TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2	18,905	15,913	2,992	13,549	28,354	(14,805)
VanEck VIP Trust Global Resources Fund – Class S Shares	92,426	68,911	23,515	38,777	125,930	(87,153)
VanEck VIP Trust Global Resources Fund – Initial Class Shares	7,018	12,136	(5,118)	11,518	6,622	4,896
Vanguard VIF Balanced Portfolio	89,229	63,056	26,173	63,099	22,347	40,752
Vanguard VIF Conservative Allocation Portfolio	7,953	6,286	1,667	7,242	3,047	4,195
Vanguard VIF Equity Income Portfolio	135,185	25,741	109,444	26,962	5,598	21,364
Vanguard VIF Global Bond Index Portfolio	188,603	54,892	133,711	78,510	26,340	52,170
Vanguard VIF International Portfolio	58,145	9,410	48,735	15,521	3,299	12,222
Vanguard VIF Mid-Cap Index Portfolio	252,694	178,027	74,667	166,088	76,438	89,650
Vanguard VIF Real Estate Index Portfolio	323,177	318,293	4,884	53,729	38,642	15,087

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

6.	Financial Highlights

Principal National sells variable life insurance products, which have multiple investment options that could have different returns.

The Separate Account has presented the following disclosures for 2025, 2024, 2023, 2022 and 2021 in accordance with the American Institute of Certified Public Accountants Audit and Accounting Guide for Investment Companies.

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
AllianceBernstein VPS Discovery Value Portfolio – Class A:
2025	138	$41.00	$5,648	0.86%	—%	2.89%
2024	140	$39.85	$5,591	0.86%	—%	10.02%
2023	130	$36.22	$4,693	1.06%	—%	17.18%
2022	124	$30.91	$3,848	1.13%	—%	(15.64)%
2021	103	$36.64	$3,787	0.80%	—%	35.96%

AllianceBernstein VPS International Value Portfolio – Class A:
2025	270	$13.86	$3,751	2.79%	—%	41.72%
2024	191	$9.78	$1,873	2.70%	—%	5.05%
2023	224	$9.31	$2,090	0.84%	—%	15.08%
2022	186	$8.09	$1,502	4.91%	—%	(13.59)%
2021	155	$9.36	$1,455	2.15%	—%	11.03%

AllianceBernstein VPS Small Cap Growth Portfolio – Class A:
2025	5	$52.49	$281	—%	—%	4.81%
2024	5	$50.08	$261	0.24%	—%	18.62%
2023	6	$42.22	$234	—%	—%	18.03%
2022	7	$35.77	$252	—%	—%	(39.09)%
2021	7	$58.73	$416	—%	—%	9.45%

AllianceBernstein VPS Sustainable Global Thematic Portfolio – Class A:
2025	9	$35.53	$330	—%	—%	6.31%
2024	14	$33.42	$458	—%	—%	6.23%
2023	10	$31.46	$305	0.39%	—%	16.00%
2022	9	$27.12	$236	—%	—%	(26.98)%
2021	5	$37.14	$177	—%	—%	22.86%

American Funds Insurance Series – Capital World Bond Fund – Class 2 Shares:
2025	69	$10.80	$741	3.12%	—%	9.31%
2024	60	$9.88	$588	2.41%	—%	(3.04)%
2023	36	$10.19	$370	—%	—%	6.15%
2022	24	$9.60	$231	0.25%	—%	(17.67)%
2021	19	$11.66	$220	2.07%	—%	(4.89)%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
American Funds Insurance Series – Global Balanced Fund – Class 2 Shares:
2025	91	$16.60	$1,504	1.45%	—%	17.15%
2024	78	$14.17	$1,108	1.85%	—%	6.54%
2023	64	$13.30	$857	1.82%	—%	13.87%
2022	35	$11.68	$408	—%	—%	(14.56)%
2021	24	$13.67	$327	1.06%	—%	10.78%

American Funds Insurance Series – Global Small Capitalization Fund – Class 2 Shares:
2025	—	$13.71	$6	0.02%	—%	14.63%
2024	9	$11.96	$108	1.09%	—%	2.31%
2023	7	$11.69	$81	0.27%	—%	16.20%
2022 (4)	—	$10.06	$4	—%	—%	(29.60)%

American Funds Insurance Series – Growth Fund – Class 2 Shares:
2025	722	$61.07	$44,119	0.15%	—%	20.24%
2024	608	$50.79	$30,883	0.35%	—%	31.61%
2023	526	$38.59	$20,301	0.38%	—%	38.46%
2022	412	$27.87	$11,489	0.36%	—%	(29.92)%
2021	295	$39.77	$11,732	0.23%	—%	21.99%

American Funds Insurance Series – International Fund – Class 2 Shares:
2025	465	$18.03	$8,384	1.53%	—%	26.79%
2024	359	$14.22	$5,105	1.24%	—%	3.12%
2023	311	$13.79	$4,282	1.36%	—%	15.88%
2022	274	$11.90	$3,259	1.89%	—%	(20.83)%
2021	196	$15.03	$2,945	2.73%	—%	(1.44)%

American Funds Insurance Series – New World Fund – Class 2 Shares:
2025	652	$21.52	$14,036	1.22%	—%	28.32%
2024	548	$16.77	$9,185	1.46%	—%	6.54%
2023	481	$15.74	$7,578	1.60%	—%	15.99%
2022	411	$13.57	$5,579	1.50%	—%	(22.10)%
2021	241	$17.42	$4,204	0.98%	—%	4.94%

American Funds Insurance Series – Washington Mutual Investors Fund – Class 2 Shares:
2025	521	$29.98	$15,625	1.47%	—%	17.20%
2024	441	$25.58	$11,273	1.63%	—%	19.14%
2023	413	$21.47	$8,872	1.98%	—%	17.26%
2022	354	$18.31	$6,473	2.11%	—%	(8.45)%
2021	245	$20.00	$4,906	1.54%	—%	27.80%

BNY Mellon IP MidCap Stock Portfolio – Service Shares:
2025	68	$24.40	$1,671	0.31%	—%	9.81%
2024	30	$22.22	$676	0.61%	—%	12.34%
2023	32	$19.78	$636	0.52%	—%	17.95%
2022	29	$16.77	$486	0.42%	—%	(14.26)%
2021	25	$19.56	$498	0.42%	—%	25.55%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
BNY Mellon IP Technology Growth Portfolio – Service Shares:
2025	15	$77.92	$1,165	—%	—%	27.86%
2024	13	$60.94	$785	—%	—%	25.39%
2023	7	$48.60	$349	—%	—%	58.98%
2022	4	$30.57	$112	—%	—%	(46.51)%
2021	3	$57.15	$174	—%	—%	12.63%

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Service Shares:
2025	6	$68.67	$403	0.05%	—%	15.66%
2024	4	$59.37	$217	0.31%	—%	24.57%
2023	3	$47.66	$123	0.42%	—%	23.50%
2022	2	$38.59	$76	0.06%	—%	(23.05)%
2021	—	$50.15	$16	0.37%	—%	26.67%

BNY Mellon VIF Appreciation Portfolio – Service Shares:
2025	11	$66.55	$756	0.16%	—%	9.78%
2024	11	$60.62	$693	0.17%	—%	12.49%
2023	10	$53.89	$536	0.50%	—%	20.67%
2022	6	$44.66	$267	0.54%	—%	(18.25)%
2021	2	$54.63	$89	0.19%	—%	26.84%

Bond Market Index Account – Class 1:
2025	539	$12.59	$6,792	4.32%	—%	7.15%
2024	473	$11.75	$5,563	3.10%	—%	1.03%
2023	308	$11.63	$3,580	2.43%	—%	5.54%
2022	189	$11.02	$2,080	2.23%	—%	(13.16)%
2021	148	$12.69	$1,881	2.02%	—%	(1.78)%

ClearBridge Variable Mid Cap Portfolio – Class I Shares:
2025	85	$19.71	$1,672	0.30%	—%	4.34%
2024	76	$18.89	$1,430	0.60%	—%	10.02%
2023	79	$17.17	$1,362	0.14%	—%	12.89%
2022	66	$15.21	$1,003	0.41%	—%	(25.29)%
2021	52	$20.36	$1,050	0.03%	—%	28.70%

ClearBridge Variable Small Cap Growth Portfolio – Class I Shares:
2025	136	$29.75	$4,056	—%	—%	9.21%
2024	144	$27.24	$3,934	—%	—%	4.53%
2023	127	$26.06	$3,301	—%	—%	8.40%
2022	99	$24.04	$2,377	—%	—%	(28.85)%
2021	60	$33.79	$2,043	—%	—%	12.60%

Columbia VP - Acorn International Fund:
2025 (13)	122	$13.86	$1,692	1.28%	—%	12.77%
2024	112	$12.29	$1,371	1.39%	—%	(8.28)%
2023	107	$13.40	$1,438	0.36%	—%	16.93%
2022	96	$11.46	$1,095	0.93%	—%	(33.83)%
2021	73	$17.32	$1,269	0.54%	—%	18.87%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Core Plus Bond Account – Class 1:
2025	860	$30.29	$26,062	4.40%	—%	7.45%
2024	745	$28.19	$20,995	3.54%	—%	0.89%
2023	474	$27.94	$13,250	3.14%	—%	5.35%
2022	294	$26.52	$7,787	3.50%	—%	(14.12)%
2021	156	$30.88	$4,828	2.70%	—%	(0.45)%

CVT EAFE International Index Portfolio – Class F:
2025	227	$20.94	$4,745	2.59%	—%	30.63%
2024	202	$16.03	$3,239	3.37%	—%	2.95%
2023	98	$15.57	$1,528	3.55%	—%	17.51%
2022	61	$13.25	$803	3.60%	—%	(14.74)%
2021	39	$15.54	$613	2.08%	—%	10.60%

CVT Investment Grade Bond Index Portfolio – Class I:
2025	387	$12.45	$4,815	3.21%	—%	6.87%
2024	290	$11.65	$3,380	3.32%	—%	1.04%
2023	171	$11.53	$1,974	2.92%	—%	5.49%
2022	116	$10.93	$1,273	2.73%	—%	(12.49)%
2021	125	$12.49	$1,563	2.45%	—%	(1.81)%

CVT Russell 2000 Small Cap Index Portfolio – Class F:
2025	334	$42.39	$14,160	1.60%	—%	12.23%
2024	348	$37.77	$13,139	1.30%	—%	10.99%
2023	272	$34.03	$9,268	0.95%	—%	16.38%
2022	219	$29.24	$6,396	0.93%	—%	(20.67)%
2021	129	$36.86	$4,759	0.82%	—%	14.29%

CVT S&P 500 Index Portfolio:
2025	16	$43.29	$681	1.10%	—%	17.51%
2024	17	$36.84	$627	1.22%	—%	24.63%
2023	17	$29.56	$508	1.57%	—%	25.89%
2022	13	$23.48	$309	1.24%	—%	(18.33)%
2021	14	$28.75	$388	1.35%	—%	28.41%

CVT S&P MidCap 400 Index Portfolio – Class F:
2025	145	$45.82	$6,665	1.14%	—%	6.91%
2024	134	$42.86	$5,723	1.23%	—%	13.30%
2023	128	$37.83	$4,847	1.26%	—%	15.90%
2022	120	$32.64	$3,912	0.96%	—%	(13.51)%
2021	111	$37.74	$4,171	0.87%	—%	24.19%

Diversified International Account – Class 1:
2025	284	$53.55	$15,222	2.15%	—%	32.34%
2024	281	$40.46	$11,392	3.13%	—%	4.71%
2023	246	$38.64	$9,530	1.32%	—%	17.43%
2022	219	$32.90	$7,217	2.84%	—%	(20.01)%
2021	159	$41.13	$6,537	1.36%	—%	9.74%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
DWS Alternative Asset Allocation VIP – Class B:
2025	10	$14.68	$147	3.20%	—%	10.04%
2024	10	$13.34	$139	3.06%	—%	5.29%
2023	9	$12.67	$110	5.72%	—%	5.67%
2022	5	$11.99	$58	4.86%	—%	(7.70)%
2021	1	$12.99	$15	3.25%	—%	12.27%

DWS Small Mid Cap Value VIP – Class B:
2025	18	$34.86	$634	0.61%	—%	17.85%
2024	19	$29.58	$573	0.80%	—%	5.79%
2023	21	$27.96	$574	0.89%	—%	14.59%
2022	23	$24.40	$565	0.45%	—%	(16.15)%
2021	19	$29.10	$541	0.87%	—%	30.03%

Equity Income Account – Class 1:
2025	751	$47.30	$35,542	1.79%	—%	15.51%
2024	728	$40.95	$29,823	2.12%	—%	15.48%
2023	648	$35.46	$22,960	2.15%	—%	11.23%
2022	577	$31.88	$18,388	2.06%	—%	(10.50)%
2021	409	$35.62	$14,552	2.08%	—%	22.45%

Fidelity VIP Consumer Staples Portfolio – Service Class 2:
2025	1	$9.78	$7	2.04%	—%	(3.26)%
2024 (11)	—	$10.11	$4	—%	—%	1.20%

Fidelity VIP Contrafund® Portfolio – Service Class 2:
2025	328	$123.27	$40,423	—%	—%	21.20%
2024	302	$101.71	$30,681	0.03%	—%	33.44%
2023	263	$76.22	$20,042	0.28%	—%	33.11%
2022	242	$57.26	$13,852	0.29%	—%	(26.49)%
2021	210	$77.89	$16,336	0.03%	—%	27.52%

Fidelity VIP Energy Portfolio – Service Class 2:
2025 (12)	1	$10.00	$6	2.12%	—%	10.38%

Fidelity VIP Equity-Income Portfolio – Service Class 2:
2025	121	$58.40	$7,039	1.85%	—%	18.75%
2024	98	$49.18	$4,822	1.63%	—%	15.04%
2023	95	$42.75	$4,059	1.87%	—%	10.38%
2022	83	$38.73	$3,225	1.85%	—%	(5.24)%
2021	73	$40.87	$2,998	1.77%	—%	24.60%

Fidelity VIP Extended Market Index Portfolio – Service Class 2:
2025	365	$18.54	$6,768	1.02%	—%	12.02%
2024	222	$16.55	$3,668	1.39%	—%	12.05%
2023	117	$14.77	$1,729	2.05%	—%	17.13%
2022	42	$12.61	$525	1.49%	—%	(18.33)%
2021	22	$15.44	$344	1.71%	—%	20.91%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Fidelity VIP Government Money Market Portfolio – Service Class:
2025	9,595	$12.13	$116,349	3.89%	—%	4.03%
2024	7,456	$11.66	$86,912	4.78%	—%	5.05%
2023	5,761	$11.10	$63,942	4.59%	—%	4.82%
2022	3,629	$10.59	$38,441	1.50%	—%	1.34%
2021	1,868	$10.45	$19,516	0.01%	—%	—%

Fidelity VIP High Income Portfolio – Service Class 2:
2025	155	$41.40	$6,410	7.14%	—%	10.31%
2024	141	$37.53	$5,301	6.64%	—%	8.63%
2023	126	$34.55	$4,348	6.05%	—%	10.24%
2022	117	$31.34	$3,682	5.50%	—%	(11.69)%
2021	105	$35.49	$3,718	5.48%	—%	4.29%

Fidelity VIP International Index Portfolio – Service Class 2:
2025	902	$17.67	$15,936	3.03%	—%	32.86%
2024	484	$13.30	$6,444	3.15%	—%	4.81%
2023	344	$12.69	$4,366	3.03%	—%	15.89%
2022	229	$10.95	$2,508	2.64%	—%	(16.22)%
2021	105	$13.07	$1,369	3.84%	—%	7.48%

Fidelity VIP Mid Cap Portfolio – Service Class 2:
2025	136	$58.81	$12,243	0.25%	—%	11.49%
2024	134	$52.75	$10,907	0.35%	—%	17.17%
2023	127	$45.02	$8,950	0.41%	—%	14.79%
2022	119	$39.22	$7,206	0.29%	—%	(14.97)%
2021	106	$46.12	$7,730	0.39%	—%	25.29%

Fidelity VIP Strategic Income Portfolio – Service Class 2:
2025	564	$13.74	$7,748	4.04%	—%	8.62%
2024	305	$12.65	$3,855	3.63%	—%	5.77%
2023	247	$11.96	$2,951	5.02%	—%	9.12%
2022	166	$10.96	$1,817	4.23%	—%	(11.47)%
2021	99	$12.38	$1,231	3.00%	—%	3.51%

Fidelity VIP Total Market Index Portfolio – Service Class 2:
2025	806	$24.81	$19,995	0.92%	—%	16.81%
2024	731	$21.24	$15,525	1.30%	—%	23.42%
2023	413	$17.21	$7,104	0.98%	—%	25.71%
2022	282	$13.69	$3,862	1.46%	—%	(19.42)%
2021	133	$16.99	$2,258	1.08%	—%	25.39%

Franklin Templeton VIP Trust – Franklin Income VIP Fund – Class 2:
2025	78	$49.21	$3,852	5.02%	—%	12.56%
2024	54	$43.72	$2,349	5.21%	—%	7.21%
2023	37	$40.78	$1,494	5.18%	—%	8.63%
2022	11	$37.54	$423	4.91%	—%	(5.49)%
2021	5	$39.72	$205	4.33%	—%	16.75%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Franklin Templeton VIP Trust – Franklin Mutual Global Discovery VIP Fund – Class 2:
2025	68	$65.48	$4,450	1.92%	—%	23.34%
2024	67	$53.09	$3,579	1.75%	—%	4.65%
2023	66	$50.73	$3,335	2.53%	—%	20.33%
2022	66	$42.16	$2,801	1.44%	—%	(4.77)%
2021	66	$44.27	$2,906	2.77%	—%	19.13%

Franklin Templeton VIP Trust – Franklin Mutual Shares VIP Fund – Class 2:
2025	4	$43.53	$185	1.87%	—%	11.53%
2024	1	$39.03	$23	1.70%	—%	11.26%
2023	1	$35.08	$38	1.77%	—%	13.49%
2022	1	$30.91	$27	2.20%	—%	(7.46)%
2021	—	$33.40	$—	—%	—%	19.20%

Franklin Templeton VIP Trust – Franklin Rising Dividends VIP Fund – Class 2:
2025	133	$72.92	$9,709	0.80%	—%	11.81%
2024	122	$65.22	$7,973	0.99%	—%	10.79%
2023	115	$58.87	$6,778	0.92%	—%	12.07%
2022	102	$52.53	$5,373	0.79%	—%	(10.57)%
2021	84	$58.74	$4,948	0.85%	—%	26.79%

Franklin Templeton VIP Trust – Franklin Small Cap Value VIP Fund – Class 2:
2025	49	$66.61	$3,256	1.05%	—%	7.66%
2024	47	$61.87	$2,918	0.89%	—%	11.70%
2023	49	$55.39	$2,701	0.53%	—%	12.74%
2022	43	$49.13	$2,106	0.91%	—%	(10.07)%
2021	32	$54.63	$1,751	1.02%	—%	25.38%

Franklin Templeton VIP Trust – Franklin Strategic Income VIP Fund – Class 2:
2025	36	$19.68	$710	4.78%	—%	7.25%
2024	38	$18.35	$700	3.84%	—%	4.02%
2023	32	$17.64	$569	5.30%	—%	8.15%
2022	30	$16.31	$483	4.23%	—%	(10.73)%
2021	9	$18.27	$169	3.65%	—%	2.12%

Franklin Templeton VIP Trust – Franklin U.S. Government Securities VIP Fund – Class 2:
2025	8	$12.74	$98	1.39%	—%	6.70%
2024	1	$11.94	$11	1.83%	—%	1.36%
2023	—	$11.78	$2	1.99%	—%	4.43%
2022	—	$11.28	$1	2.07%	—%	(9.69)%
2021	—	$12.49	$—	—%	—%	(1.89)%

Franklin Templeton VIP Trust – Templeton Developing Markets VIP Fund – Class 2:
2025	28	$31.68	$893	0.52%	—%	46.26%
2024	28	$21.66	$608	3.76%	—%	7.71%
2023	26	$20.11	$528	1.80%	—%	12.60%
2022	13	$17.86	$228	2.08%	—%	(21.97)%
2021	11	$22.89	$242	0.58%	—%	(5.76)%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Franklin Templeton VIP Trust – Templeton Foreign VIP Fund – Class 2:
2025	34	$18.11	$616	2.29%	—%	29.17%
2024	25	$14.02	$347	2.30%	—%	(0.99)%
2023	20	$14.16	$288	3.13%	—%	20.82%
2022	11	$11.72	$132	2.84%	—%	(7.64)%
2021	3	$12.69	$43	2.02%	—%	4.19%

Franklin Templeton VIP Trust – Templeton Global Bond VIP Fund – Class 2:
2025	209	$15.06	$3,146	—%	—%	15.73%
2024	196	$13.01	$2,547	—%	—%	(11.38)%
2023	175	$14.68	$2,575	—%	—%	2.87%
2022	148	$14.27	$2,106	—%	—%	(4.93)%
2021	132	$15.01	$1,979	—%	—%	(5.00)%

Global Emerging Markets Account – Class 1:
2025	105	$64.81	$6,800	0.67%	—%	37.25%
2024	101	$47.22	$4,783	2.04%	—%	6.52%
2023	102	$44.33	$4,532	2.37%	—%	12.50%
2022	115	$39.40	$4,520	1.70%	—%	(22.65)%
2021	96	$50.94	$4,901	0.46%	—%	0.57%

Government & High Quality Bond Account – Class 1:
2025	321	$14.94	$4,797	3.60%	—%	7.95%
2024	284	$13.84	$3,928	3.15%	—%	0.58%
2023	228	$13.76	$3,141	2.42%	—%	4.64%
2022	186	$13.15	$2,450	1.48%	—%	(11.80)%
2021	173	$14.91	$2,573	2.20%	—%	(1.32)%

Invesco V.I. American Franchise Fund – Series II Shares:
2025	36	$60.17	$2,140	—%	—%	11.38%
2024	27	$54.02	$1,472	—%	—%	34.58%
2023	22	$40.14	$871	—%	—%	40.60%
2022	15	$28.55	$425	—%	—%	(31.30)%
2021	11	$41.56	$478	—%	—%	11.66%

Invesco V.I. American Value Fund – Series I Shares:
2025	60	$27.76	$1,656	0.51%	—%	21.01%
2024	36	$22.94	$833	1.09%	—%	30.42%
2023	26	$17.59	$463	0.53%	—%	15.57%
2022	30	$15.22	$453	0.88%	—%	(2.62)%
2021	12	$15.63	$189	0.46%	—%	28.01%

Invesco V.I. Core Equity Fund – Series II Shares:
2025	21	$79.32	$1,683	0.43%	—%	15.88%
2024	18	$68.45	$1,230	0.46%	—%	25.30%
2023	13	$54.63	$716	0.52%	—%	23.07%
2022	10	$44.39	$440	0.70%	—%	(20.75)%
2021	7	$56.01	$401	0.47%	—%	27.38%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Invesco V.I. Discovery Mid Cap Growth Fund – Series I Shares:
2025	109	$18.16	$1,978	—%	—%	4.79%
2024	84	$17.33	$1,455	—%	—%	24.23%
2023	107	$13.95	$1,489	—%	—%	13.14%
2022	110	$12.33	$1,362	—%	—%	(30.96)%
2021	57	$17.86	$1,024	—%	—%	19.07%

Invesco V.I. EQV International Equity Fund – Series I Shares:
2025	18	$47.37	$864	1.50%	—%	16.50%
2024	14	$40.66	$571	1.74%	—%	0.62%
2023	12	$40.41	$472	0.21%	—%	18.16%
2022	8	$34.20	$278	2.16%	—%	(18.32)%
2021	2	$41.87	$88	1.25%	—%	5.89%

Invesco V.I. Global Real Estate Fund – Series I Shares:
2025	45	$13.02	$584	2.53%	—%	7.78%
2024	23	$12.08	$281	2.88%	—%	(1.79)%
2023	15	$12.30	$183	1.67%	—%	9.04%
2022	10	$11.28	$110	2.75%	—%	(24.90)%
2021	9	$15.02	$133	2.57%	—%	25.69%

Invesco V.I. Health Care Fund – Series I Shares:
2025	134	$52.10	$6,989	—%	—%	15.32%
2024	130	$45.18	$5,861	—%	—%	4.17%
2023	130	$43.37	$5,636	—%	—%	3.02%
2022	125	$42.10	$5,262	—%	—%	(13.32)%
2021	110	$48.57	$5,334	0.22%	—%	12.30%

Invesco V.I. Main Street Mid Cap Fund – Series II Shares:
2025	36	$40.97	$1,483	0.11%	—%	8.96%
2024	35	$37.60	$1,313	0.12%	—%	16.81%
2023	37	$32.19	$1,187	0.04%	—%	14.15%
2022	32	$28.20	$891	0.07%	—%	(14.47)%
2021	31	$32.97	$1,037	0.27%	—%	22.88%

Invesco V.I. Main Street Small Cap Fund – Series II Shares:
2025	43	$53.22	$2,263	0.23%	—%	8.44%
2024	40	$49.08	$1,967	—%	—%	12.41%
2023	41	$43.66	$1,771	1.01%	—%	17.81%
2022	32	$37.06	$1,198	0.26%	—%	(16.04)%
2021	32	$44.14	$1,409	0.19%	—%	22.27%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Invesco V.I. Small Cap Equity Fund – Series I Shares:
2025	7	$41.19	$286	—%	—%	8.03%
2024	4	$38.13	$154	0.13%	—%	18.09%
2023	3	$32.29	$111	—%	—%	16.57%
2022	2	$27.70	$50	—%	—%	(20.49)%
2021 (6)	2	$34.84	$58	0.12%	—%	20.39%

Janus Henderson Global Sustainable Equity Portfolio – Service Shares:
2025	6	$15.00	$91	0.18%	—%	17.28%
2024	12	$12.79	$160	0.43%	—%	11.02%
2023	1	$11.52	$12	1.09%	—%	23.21%
2022 (7)	1	$9.35	$8	1.08%	—%	(6.87)%

Janus Henderson Series Balanced Portfolio – Service Shares:
2025	209	$65.32	$13,636	1.73%	—%	14.82%
2024	197	$56.89	$11,222	1.83%	—%	15.14%
2023	142	$49.41	$7,020	1.88%	—%	15.15%
2022	76	$42.91	$3,255	1.28%	—%	(16.61)%
2021	37	$51.46	$1,882	0.97%	—%	16.90%

Janus Henderson Series Enterprise Portfolio – Service Shares:
2025	186	$79.87	$14,875	0.18%	—%	7.41%
2024	173	$74.36	$12,833	0.63%	—%	15.32%
2023	152	$64.48	$9,806	0.09%	—%	17.77%
2022	143	$54.75	$7,839	0.25%	—%	(16.14)%
2021	110	$65.29	$7,178	0.16%	—%	16.55%

Janus Henderson Series Flexible Bond Portfolio – Service Shares:
2025	324	$25.71	$8,341	4.08%	—%	7.21%
2024	135	$23.98	$3,242	4.33%	—%	1.61%
2023	113	$23.60	$2,672	3.90%	—%	5.31%
2022	77	$22.41	$1,727	2.28%	—%	(13.91)%
2021	35	$26.03	$899	2.63%	—%	(1.10)%

Janus Henderson Series Forty Portfolio – Service Shares:
2025	181	$73.20	$13,255	0.26%	—%	17.87%
2024	172	$62.10	$10,653	0.01%	—%	28.12%
2023	166	$48.47	$8,028	0.13%	—%	39.64%
2022	153	$34.71	$5,315	0.06%	—%	(33.72)%
2021	129	$52.37	$6,777	0.52%	—%	22.62%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Janus Henderson Series Global Research Portfolio – Service Shares:
2025	28	$54.53	$1,520	0.60%	—%	20.61%
2024	26	$45.21	$1,185	0.62%	—%	23.26%
2023	19	$36.68	$709	0.86%	—%	26.48%
2022	11	$29.00	$324	1.53%	—%	(19.62)%
2021	2	$36.08	$85	0.46%	—%	17.79%

Janus Henderson Series Global Technology and Innovation Portfolio – Service Shares:
2025	444	$33.16	$14,734	—%	—%	24.85%
2024	371	$26.56	$9,841	—%	—%	31.75%
2023	269	$20.16	$5,429	—%	—%	54.25%
2022	201	$13.07	$2,633	—%	—%	(37.10)%
2021	146	$20.78	$3,036	0.64%	—%	17.73%

LargeCap Growth Account I – Class 1:
2025	349	$154.83	$54,005	—%	—%	11.40%
2024	356	$138.99	$49,414	—%	—%	25.14%
2023	337	$111.07	$37,380	—%	—%	40.35%
2022	277	$79.14	$21,921	—%	—%	(34.16)%
2021	189	$120.20	$22,769	—%	—%	21.89%

LargeCap S&P 500 Index Account – Class 1:
2025	2,918	$76.89	$224,349	1.43%	—%	17.62%
2024	2,465	$65.37	$161,103	1.52%	—%	24.75%
2023	1,938	$52.40	$101,552	1.48%	—%	25.96%
2022	1,397	$41.60	$58,118	1.41%	—%	(18.34)%
2021	861	$50.94	$43,865	1.44%	—%	28.34%

Lord Abbett Series Fund Developing Growth Portfolio – Class VC:
2025	139	$32.47	$4,506	0.20%	—%	14.61%
2024	127	$28.33	$3,598	0.17%	—%	22.16%
2023	114	$23.19	$2,644	—%	—%	8.16%
2022	91	$21.44	$1,947	—%	—%	(35.98)%
2021	59	$33.49	$1,988	—%	—%	(2.76)%

LVIP American Century Capital Appreciation Fund – Service Class:
2025	56	$32.35	$1,806	—%	—%	6.55%
2024 (10)	55	$30.36	$1,672	—%	—%	15.35%

LVIP American Century Disciplined Core Value Fund – Service Class:
2025	69	$55.71	$3,852	1.61%	—%	14.56%
2024 (10)	58	$48.63	$2,819	1.02%	—%	6.41%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
LVIP American Century Inflation Protection Fund – Service Class:
2025	125	$14.69	$1,838	7.95%	—%	6.30%
2024 (10)	108	$13.82	$1,492	4.53%	—%	3.37%

LVIP American Century International Fund – Service Class:
2025	7	$35.77	$262	1.10%	—%	15.80%
2024 (10)	7	$30.89	$211	1.04%	—%	0.16%

LVIP American Century Mid Cap Value Fund – Service Class:
2025	137	$56.58	$7,770	1.65%	—%	8.83%
2024 (10)	139	$51.99	$7,200	2.60%	—%	6.71%

LVIP American Century Value Fund – Service Class:
2025	66	$62.38	$4,122	1.56%	—%	15.86%
2024 (10)	68	$53.84	$3,659	2.82%	—%	6.47%

Macquarie VIP Small Cap Value Series – Service Class:
2025	118	$42.74	$5,033	0.94%	—%	7.85%
2024	104	$39.63	$4,121	0.98%	—%	11.01%
2023	102	$35.70	$3,628	0.61%	—%	9.11%
2022	92	$32.72	$3,023	0.50%	—%	(12.37)%
2021	78	$37.34	$2,910	0.58%	—%	34.03%

MFS® Blended Research® Small Cap Equity Portfolio – Service Class:
2025	64	$22.94	$1,469	0.78%	—%	5.52%
2024	72	$21.74	$1,561	0.82%	—%	4.62%
2023	61	$20.78	$1,267	0.54%	—%	18.68%
2022	55	$17.51	$957	0.51%	—%	(18.56)%
2021	36	$21.50	$784	0.71%	—%	29.21%

MFS® Global Equity Series – Service Class:
2025	24	$47.20	$1,153	0.65%	—%	13.27%
2024	24	$41.67	$1,000	0.75%	—%	5.36%
2023	19	$39.55	$751	0.54%	—%	13.88%
2022	14	$34.73	$471	0.23%	—%	(17.93)%
2021	9	$42.32	$373	0.53%	—%	16.87%

MFS® Growth Series – Service Class:
2025	85	$118.32	$10,011	—%	—%	11.91%
2024	70	$105.73	$7,415	—%	—%	31.15%
2023	49	$80.62	$3,972	—%	—%	35.52%
2022	39	$59.49	$2,309	—%	—%	(31.81)%
2021	30	$87.24	$2,580	—%	—%	23.24%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
MFS® Inflation–Adjusted Bond Portfolio – Service Class:
2025	8	$10.25	$78	3.23%	—%	8.24%
2024	13	$9.47	$126	3.09%	—%	(4.15)%
2023	7	$9.88	$72	2.53%	—%	2.49%
2022	6	$9.64	$61	4.34%	—%	(21.69)%
2021	5	$12.31	$63	0.80%	—%	1.32%

MFS® International Intrinsic Value Portfolio – Service Class:
2025	191	$29.73	$5,676	1.36%	—%	32.96%
2024	184	$22.36	$4,115	1.15%	—%	6.99%
2023	168	$20.90	$3,514	0.49%	—%	17.35%
2022	122	$17.81	$2,165	0.55%	—%	(23.76)%
2021	63	$23.36	$1,461	0.15%	—%	10.29%

MFS® Mid Cap Value Portfolio – Service Class:
2025	336	$23.27	$7,822	0.88%	—%	5.72%
2024	277	$22.01	$6,090	1.02%	—%	13.51%
2023	256	$19.39	$4,957	1.69%	—%	12.41%
2022	172	$17.25	$2,962	0.83%	—%	(9.02)%
2021	119	$18.96	$2,263	0.82%	—%	30.58%

MFS® New Discovery Series – Service Class:
2025	43	$65.34	$2,832	—%	—%	12.56%
2024	42	$58.05	$2,422	—%	—%	6.44%
2023	38	$54.54	$2,049	—%	—%	14.24%
2022	35	$47.74	$1,661	—%	—%	(29.99)%
2021	26	$68.19	$1,784	—%	—%	1.56%

MFS® New Discovery Value Portfolio – Service Class:
2025	114	$25.38	$2,901	1.63%	—%	2.88%
2024	99	$24.67	$2,431	1.09%	—%	9.16%
2023	89	$22.60	$2,003	0.97%	—%	11.22%
2022	66	$20.32	$1,349	0.45%	—%	(11.23)%
2021	37	$22.89	$847	0.63%	—%	33.86%

MFS® Research International Portfolio – Service Class:
2025	97	$18.50	$1,785	1.31%	—%	21.71%
2024	74	$15.20	$1,125	1.43%	—%	2.84%
2023	68	$14.78	$1,008	0.83%	—%	12.82%
2022	54	$13.10	$709	1.77%	—%	(17.82)%
2021	29	$15.94	$468	0.71%	—%	11.24%

MFS® Total Return Series – Service Class:
2025	16	$30.83	$488	2.32%	—%	10.90%
2024	10	$27.80	$286	2.28%	—%	7.46%
2023	6	$25.87	$160	1.95%	—%	10.23%
2022	4	$23.47	$91	1.87%	—%	(9.83)%
2021	1	$26.03	$38	1.81%	—%	13.82%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
MFS® Utilities Series – Service Class:
2025	151	$32.09	$4,855	2.59%	—%	14.77%
2024	169	$27.96	$4,721	2.12%	—%	11.35%
2023	172	$25.11	$4,313	3.47%	—%	(2.33)%
2022	170	$25.71	$4,383	2.17%	—%	0.47%
2021	153	$25.59	$3,924	1.58%	—%	13.83%

MFS® Value Series – Service Class:
2025	88	$65.02	$5,733	1.45%	—%	12.76%
2024	69	$57.66	$3,993	1.48%	—%	11.36%
2023	47	$51.78	$2,426	1.50%	—%	7.63%
2022	28	$48.11	$1,368	1.15%	—%	(6.15)%
2021	23	$51.26	$1,169	1.10%	—%	25.18%

MidCap Account – Class 1:
2025	103	$216.32	$22,275	0.32%	—%	1.78%
2024	94	$212.53	$19,949	0.25%	—%	20.27%
2023	85	$176.71	$14,958	—%	—%	26.08%
2022	62	$140.16	$8,649	0.19%	—%	(22.98)%
2021	54	$181.97	$9,890	0.14%	—%	25.53%

Neuberger Berman AMT Mid Cap Growth Portfolio – S Class Shares:
2025	6	$26.59	$153	—%	—%	5.22%
2024	4	$25.27	$109	—%	—%	23.81%
2023	4	$20.41	$74	—%	—%	17.91%
2022	2	$17.31	$35	—%	—%	(28.82)%
2021 (6)	1	$24.32	$18	—%	—%	12.75%

Neuberger Berman AMT Quality Equity Portfolio – I Class Shares:
2025 (14)	36	$23.94	$868	—%	—%	13.73%
2024	33	$21.05	$694	0.23%	—%	25.82%
2023	34	$16.73	$562	0.34%	—%	26.93%
2022	35	$13.18	$465	0.45%	—%	(18.44)%
2021	35	$16.16	$569	0.39%	—%	23.45%

PIMCO VIT All Asset Portfolio – Administrative Class:
2025	13	$19.58	$248	4.94%	—%	14.24%
2024	12	$17.14	$212	6.56%	—%	3.88%
2023	9	$16.50	$157	3.13%	—%	7.98%
2022	4	$15.28	$59	7.88%	—%	(11.83)%
2021 (6)	1	$17.33	$22	3.67%	—%	16.23%

PIMCO VIT CommodityRealReturn® Strategy Portfolio – Administrative Class:
2025	30	$10.25	$311	3.01%	—%	18.77%
2024	20	$8.63	$174	2.38%	—%	4.10%
2023	22	$8.29	$181	14.84%	—%	(7.79)%
2022	22	$8.99	$197	19.52%	—%	8.57%
2021	17	$8.28	$137	5.27%	—%	33.33%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
PIMCO VIT Emerging Markets Bond Portfolio – Administrative Class:
2025	5	$17.01	$91	7.10%	—%	15.01%
2024	7	$14.79	$109	6.38%	—%	7.56%
2023	6	$13.75	$83	5.62%	—%	11.16%
2022	5	$12.37	$58	4.81%	—%	(15.74)%
2021	2	$14.68	$34	4.55%	—%	(2.59)%

PIMCO VIT High Yield Portfolio – Administrative Class:
2025	240	$25.78	$6,179	6.27%	—%	9.01%
2024	264	$23.65	$6,245	5.73%	—%	6.92%
2023	204	$22.12	$4,510	5.53%	—%	12.23%
2022	150	$19.71	$2,965	5.09%	—%	(10.29)%
2021	91	$21.97	$1,998	4.30%	—%	3.63%

PIMCO VIT Long-Term U.S. Government Portfolio – Administrative Class:
2025	34	$10.98	$371	3.28%	—%	6.40%
2024	29	$10.32	$297	2.73%	—%	(6.10)%
2023	39	$10.99	$429	2.37%	—%	4.07%
2022	30	$10.56	$319	2.05%	—%	(28.94)%
2021	13	$14.86	$197	1.44%	—%	(4.74)%

PIMCO VIT Low Duration Portfolio – Administrative Class:
2025	71	$11.87	$848	3.87%	—%	5.51%
2024	38	$11.25	$422	3.94%	—%	4.55%
2023	28	$10.76	$299	3.68%	—%	4.98%
2022	131	$10.25	$1,347	1.80%	—%	(5.79)%
2021	33	$10.88	$362	0.54%	—%	(0.91)%

PIMCO VIT Real Return Portfolio – Administrative Class:
2025	188	$16.23	$3,042	3.42%	—%	7.91%
2024	134	$15.04	$2,023	2.58%	—%	2.10%
2023	117	$14.73	$1,723	3.01%	—%	3.66%
2022	90	$14.21	$1,280	6.83%	—%	(11.90)%
2021	52	$16.13	$831	5.25%	—%	5.63%

PIMCO VIT Short-Term Portfolio – Administrative Class:
2025	346	$14.19	$4,909	4.40%	—%	4.72%
2024	263	$13.55	$3,569	4.92%	—%	6.03%
2023	233	$12.78	$2,977	4.43%	—%	5.97%
2022	123	$12.06	$1,481	1.66%	—%	(0.17)%
2021	95	$12.08	$1,143	0.98%	—%	(0.08)%

PIMCO VIT Total Return Portfolio – Administrative Class:
2025	375	$15.85	$5,941	3.86%	—%	8.86%
2024	91	$14.56	$1,319	3.96%	—%	2.54%
2023	63	$14.20	$898	3.58%	—%	5.97%
2022	74	$13.40	$987	2.64%	—%	(14.32)%
2021	43	$15.64	$666	1.80%	—%	(1.26)%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Principal Capital Appreciation Account – Class 1:
2025	235	$37.71	$8,862	0.51%	—%	13.52%
2024	213	$33.22	$7,085	0.77%	—%	25.83%
2023	188	$26.40	$4,974	0.84%	—%	25.18%
2022	160	$21.09	$3,381	0.79%	—%	(16.44)%
2021	150	$25.24	$3,786	0.89%	—%	27.86%

Principal LifeTime 2020 Account – Class 1:
2025	523	$36.51	$19,102	2.79%	—%	11.31%
2024	553	$32.80	$18,141	2.89%	—%	7.43%
2023	443	$30.53	$13,538	2.69%	—%	12.28%
2022	355	$27.19	$9,659	3.41%	—%	(14.39)%
2021	215	$31.76	$6,818	1.67%	—%	9.18%

Principal LifeTime 2030 Account – Class 1:
2025	1,998	$41.45	$82,859	2.35%	—%	13.22%
2024	1,735	$36.61	$63,554	2.26%	—%	9.02%
2023	1,455	$33.57	$48,845	1.82%	—%	15.08%
2022	1,006	$29.17	$29,343	3.07%	—%	(16.85)%
2021	621	$35.08	$21,797	1.46%	—%	12.79%

Principal LifeTime 2040 Account – Class 1:
2025	1,258	$48.61	$61,187	1.63%	—%	15.57%
2024	999	$42.06	$42,050	1.80%	—%	11.54%
2023	790	$37.71	$29,805	1.37%	—%	18.28%
2022	571	$31.88	$18,196	3.55%	—%	(18.11)%
2021	357	$38.93	$13,883	1.36%	—%	15.28%

Principal LifeTime 2050 Account – Class 1:
2025	612	$52.91	$32,416	1.40%	—%	17.49%
2024	501	$45.03	$22,555	1.51%	—%	13.28%
2023	345	$39.75	$13,699	1.21%	—%	20.37%
2022	240	$33.02	$7,939	3.74%	—%	(18.81)%
2021	154	$40.67	$6,263	1.16%	—%	17.03%

Principal LifeTime 2060 Account – Class 1:
2025	580	$31.19	$18,085	1.31%	—%	17.65%
2024	442	$26.51	$11,707	1.35%	—%	13.29%
2023	366	$23.40	$8,563	1.14%	—%	20.31%
2022	259	$19.45	$5,038	3.45%	—%	(18.79)%
2021	199	$23.95	$4,760	1.04%	—%	17.98%

Principal LifeTime Strategic Income Account – Class 1:
2025	350	$25.76	$9,004	3.14%	—%	10.46%
2024	290	$23.32	$6,768	2.69%	—%	6.73%
2023	245	$21.85	$5,356	1.40%	—%	10.75%
2022	76	$19.72	$1,502	3.54%	—%	(13.09)%
2021	53	$22.69	$1,200	2.30%	—%	4.51%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Putnam VT International Value Fund – Class IB:
2025	45	$21.01	$953	0.90%	—%	34.68%
2024	25	$15.60	$385	1.98%	—%	5.19%
2023	11	$14.83	$169	1.18%	—%	18.73%
2022	5	$12.49	$64	1.70%	—%	(6.86)%
2021 (5)	1	$13.41	$13	0.77%	—%	15.01%

Putnam VT Large Cap Growth Fund – Class IB:
2025	317	$48.00	$15,203	—%	—%	14.34%
2024	247	$41.98	$10,381	—%	—%	33.40%
2023	176	$31.47	$5,552	—%	—%	44.49%
2022	99	$21.78	$2,149	—%	—%	(30.50)%
2021	67	$31.34	$2,112	—%	—%	22.66%

Putnam VT Small Cap Growth Fund – Class IB:
2025	71	$11.93	$853	0.30%	—%	8.85%
2024 (11)	33	$10.96	$366	—%	—%	10.26%

Putnam VT Small Cap Value Fund – Class IB:
2025	12	$11.04	$131	0.42%	—%	5.34%
2024 (11)	5	$10.48	$53	—%	—%	5.86%

Real Estate Securities Account – Class 1:
2025	137	$118.93	$16,264	1.60%	—%	1.24%
2024	130	$117.47	$15,263	2.40%	—%	5.58%
2023	124	$111.26	$13,835	2.05%	—%	13.33%
2022	118	$98.17	$11,610	1.33%	—%	(25.41)%
2021	87	$131.62	$11,476	1.52%	—%	40.44%

Rydex VI Basic Materials Fund:
2025	13	$18.61	$245	1.48%	—%	32.83%
2024	13	$14.01	$187	0.99%	—%	(2.44)%
2023	14	$14.36	$206	—%	—%	8.95%
2022	9	$13.18	$118	0.62%	—%	(9.66)%
2021	6	$14.59	$94	0.68%	—%	23.02%

Rydex VI Utilities Fund:
2025	2	$18.55	$37	1.80%	—%	17.03%
2024	—	$15.85	$—	—%	—%	19.89%
2023	—	$13.22	$—	2.65%	—%	(7.16)%
2022	—	$14.24	$4	0.93%	—%	1.06%
2021	—	$14.09	$4	1.54%	—%	14.55%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
SAM Balanced Portfolio – Class 1:
2025	1,219	$34.00	$41,458	2.39%	—%	13.98%
2024	1,175	$29.82	$35,031	2.04%	—%	12.61%
2023	1,098	$26.48	$29,062	2.43%	—%	15.99%
2022	1,050	$22.83	$23,962	2.40%	—%	(16.16)%
2021	1,165	$27.22	$31,717	1.60%	—%	13.74%

SAM Conservative Balanced Portfolio – Class 1:
2025	383	$28.21	$10,809	2.84%	—%	11.68%
2024	402	$25.26	$10,151	2.59%	—%	8.97%
2023	465	$23.18	$10,790	3.12%	—%	11.98%
2022	368	$20.70	$7,625	2.47%	—%	(14.46)%
2021	307	$24.20	$7,437	1.87%	—%	9.70%

SAM Conservative Growth Portfolio – Class 1:
2025	1,477	$38.64	$57,070	1.71%	—%	15.55%
2024	1,454	$33.44	$48,638	1.52%	—%	15.23%
2023	1,408	$29.02	$40,869	1.80%	—%	19.37%
2022	1,342	$24.31	$32,623	2.14%	—%	(17.79)%
2021	1,258	$29.57	$37,189	1.22%	—%	17.71%

SAM Flexible Income Portfolio – Class 1:
2025	287	$25.03	$7,178	3.43%	—%	9.97%
2024	320	$22.76	$7,290	3.10%	—%	6.65%
2023	319	$21.34	$6,799	3.41%	—%	9.38%
2022	330	$19.51	$6,428	2.96%	—%	(13.10)%
2021	287	$22.45	$6,436	2.30%	—%	6.85%

SAM Strategic Growth Portfolio – Class 1:
2025	2,301	$42.15	$96,987	1.36%	—%	16.86%
2024	2,324	$36.07	$83,834	1.12%	—%	16.99%
2023	2,270	$30.83	$69,976	1.41%	—%	21.86%
2022	2,140	$25.30	$54,126	2.16%	—%	(18.81)%
2021	2,106	$31.14	$65,593	0.97%	—%	19.86%

Short-Term Income Account – Class 1:
2025	860	$16.21	$13,939	3.48%	—%	5.47%
2024	1,368	$15.37	$21,016	3.43%	—%	5.13%
2023	1,239	$14.62	$18,109	1.88%	—%	5.56%
2022	1,090	$13.85	$15,096	1.31%	—%	(3.42)%
2021	556	$14.34	$7,977	1.59%	—%	(0.69)%

SmallCap Account – Class 1:
2025	159	$63.64	$10,093	0.33%	—%	15.08%
2024	159	$55.30	$8,804	0.37%	—%	7.00%
2023	140	$51.68	$7,251	0.30%	—%	15.54%
2022	127	$44.73	$5,697	0.06%	—%	(20.64)%
2021	106	$56.36	$5,963	0.32%	—%	20.12%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
T. Rowe Price Health Sciences Portfolio – II:
2025	44	$22.82	$995	—%	—%	17.81%
2024	41	$19.37	$795	—%	—%	1.41%
2023	34	$19.10	$647	—%	—%	2.69%
2022	22	$18.60	$407	—%	—%	(12.72)%
2021	10	$21.31	$223	—%	—%	12.87%

TOPS® Managed Risk Balanced ETF Portfolio – Class 2:
2025	72	$18.44	$1,330	2.98%	—%	9.05%
2024	52	$16.91	$882	2.80%	—%	6.09%
2023	47	$15.94	$749	0.30%	—%	9.03%
2022	41	$14.62	$603	19.87%	—%	(11.87)%
2021	36	$16.59	$591	1.12%	—%	8.57%

TOPS® Managed Risk Growth ETF Portfolio – Class 2:
2025	151	$21.00	$3,181	2.24%	—%	11.64%
2024	153	$18.81	$2,875	2.39%	—%	7.73%
2023	147	$17.46	$2,570	0.49%	—%	11.14%
2022	139	$15.71	$2,188	7.96%	—%	(13.73)%
2021	146	$18.21	$2,656	1.11%	—%	12.55%

TOPS® Managed Risk Moderate Growth ETF Portfolio – Class 2:
2025	93	$20.44	$1,912	2.47%	—%	10.31%
2024	91	$18.53	$1,677	2.27%	—%	7.61%
2023	105	$17.22	$1,814	0.42%	—%	10.31%
2022	97	$15.61	$1,514	15.59%	—%	(13.33)%
2021	93	$18.01	$1,676	1.15%	—%	11.04%

VanEck VIP Trust Global Resources Fund – Class S Shares:
2025	155	$10.92	$1,689	2.58%	—%	36.16%
2024	131	$8.02	$1,052	2.22%	—%	(3.02)%
2023	218	$8.27	$1,806	2.61%	—%	(3.84)%
2022	165	$8.60	$1,422	1.59%	—%	8.04%
2021	178	$7.96	$1,416	0.33%	—%	18.63%

VanEck VIP Trust Global Resources Fund – Initial Class Shares:
2025	16	$13.15	$216	2.35%	—%	36.55%
2024	22	$9.63	$208	2.65%	—%	(2.83)%
2023	17	$9.91	$165	3.00%	—%	(3.60)%
2022	7	$10.28	$76	1.64%	—%	8.32%
2021	1	$9.49	$10	0.18%	—%	18.92%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

	December 31,			For the year ended December 31, except as noted
Division	Units (000’s)	Unit fair value	Net assets (000’s)	Investment income ratio (1)	Expense ratio (2)	Total return (3)
Vanguard VIF Balanced Portfolio:
2025	136	$68.66	$9,335	1.93%	—%	16.47%
2024	110	$58.95	$6,472	1.90%	—%	14.80%
2023	69	$51.35	$3,545	1.60%	—%	14.31%
2022	33	$44.92	$1,503	1.27%	—%	(14.29)%
2021	9	$52.41	$453	1.40%	—%	19.01%

Vanguard VIF Conservative Allocation Portfolio:
2025	15	$12.06	$179	2.74%	—%	12.71%
2024	13	$10.70	$141	2.45%	—%	7.54%
2023 (9)	9	$9.95	$90	—%	—%	6.53%

Vanguard VIF Equity Income Portfolio:
2025	131	$15.45	$2,022	1.16%	—%	16.78%
2024	21	$13.23	$284	1.01%	—%	15.14%
2023 (9)	—	$11.49	$1	—%	—%	10.59%

Vanguard VIF Global Bond Index Portfolio:
2025	310	$10.05	$3,112	2.17%	—%	5.68%
2024	176	$9.51	$1,672	2.38%	—%	2.04%
2023	124	$9.32	$1,153	1.41%	—%	6.51%
2022	71	$8.75	$622	1.20%	—%	(13.11)%
2021 (5)	20	$10.07	$205	0.49%	—%	(1.85)%

Vanguard VIF International Portfolio:
2025	65	$10.44	$679	0.41%	—%	19.86%
2024	16	$8.71	$142	0.88%	—%	9.01%
2023 (8)	4	$7.99	$32	—%	—%	14.63%

Vanguard VIF Mid-Cap Index Portfolio:
2025	442	$85.87	$37,941	1.15%	—%	11.55%
2024	367	$76.98	$28,268	1.20%	—%	15.07%
2023	278	$66.90	$18,567	1.27%	—%	15.84%
2022	220	$57.75	$12,678	0.88%	—%	(18.82)%
2021	99	$71.14	$7,013	0.78%	—%	24.35%

Vanguard VIF Real Estate Index Portfolio:
2025	24	$10.83	$265	2.59%	—%	3.04%
2024	20	$10.51	$206	2.23%	—%	4.79%
2023 (8)	5	$10.03	$45	0.92%	—%	11.69%

Principal National Life Insurance Co

Variable Life Separate Account

Notes to Financial Statements

December 31, 2025

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the divisions invest. These ratios are annualized for periods less than one year.

(2)	These ratios represent the annualized contract expenses of the division, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contractholder accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)	These amounts represent the total return for the years indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. For purposes of the total return calculation the beginning unit value is typically equal to an investment option with a similar expense structure and if no such similar investment option exists, a beginning unit value of ten would typically be used. The total return is calculated for the year indicated or from the effective date through the end of the reporting period. Total returns have not been annualized for periods less than one year. These percentages represent the range of total returns available as of the report date and correspond with the expense ratio lowest to highest.

(4)	Commenced operations June 5, 2020. Fund did not have net assets until 2022.

(5)	Fund was made available to policyholders on June 8, 2020. Fund did not have net assets until 2021.

(6)	Fund was made available to policyholders on January 1, 2020. Fund did not have net assets until 2021.

(7)	Fund was made available to policyholders on June 6, 2022. Investment income ratios have been annualized for the year ended December 31, 2022.

(8)	Fund was made available to policyholders on June 6, 2022. Fund did not have net assets until 2023.

(9)	Fund was made available to policyholders on June 5, 2023. Investment income ratios have been annualized for the year ended December 31, 2023.

(10)	Fund was made available to policyholders on April 26, 2024. Investment income ratios have been annualized for the year ended December 31, 2024.

(11)	Fund was made available to policyholders on June 3, 2024. Investment income ratios have been annualized for the year ended December 31, 2024.

(12)	Fund was made available to policyholders on June 3, 2024. Fund did not have net assets until 2025.

(13)	Represented the operations of Wanger International until June 2, 2025.

(14)	Represented the operations of Neuberger Berman AMT Sustainable Equity Portfolio - I Class Shares until July 30, 2025.

7.	Subsequent Events

The Separate Account performed an evaluation of subsequent events through April 2, 2026, and determined no items required recognition or disclosure.

STATUTORY-BASIS FINANCIAL STATEMENTS

Principal National Life Insurance Company
Years Ended December 31, 2025, 2024 and 2023

Principal National Life Insurance Company

Statutory-Basis Financial Statements

Years Ended December 31, 2025, 2024 and 2023

Contents

Report of Independent Auditors

Audited Statutory-Basis Financial Statements

Statutory-Basis Statements of Financial Position	1
Statutory-Basis Statements of Operations and Capital and Surplus	2
Statutory-Basis Statements of Cash Flows	3
Notes to Statutory-Basis Financial Statements	4

Ernst & Young LLP Suite 3100 801 Grand Avenue Des Moines, IA 50309-2764	Tel: +1 515 243 2727 ey.com

Report of Independent Auditors

The Board of Directors and Stockholder

Principal National Life Insurance Company

Opinion

We have audited the statutory-basis financial statements of Principal National Life Insurance Company (the Company), which comprise the statutory-basis statements of financial position as of December 31, 2025 and 2024, and the related statutory-basis statements of operations and capital and surplus and cash flows for each of the three years in the period ended December 31, 2025, and the related notes to the financial statements (collectively referred to as the “financial statements”).

Unmodified Opinion on Statutory-Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the financial position of the Company at December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2025, on the basis of accounting described in Note 1.

Adverse Opinion on US. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company at December 31, 2025 and 2024, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2025.

Basis for Opinion

We conducted our audits in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditor’s Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities in accordance with the relevant ethical requirements relating to our audits. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

A member firm of Ernst & Young Global Limited

Basis for Adverse Opinion on US. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the Insurance Division of the Department oflnsurance and Financial Services of the State oflowa, which is a basis of accounting other than accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between these statutory accounting practices described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material and pervasive.

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Division of the Department of Insurance and Financial Services of the State of Iowa. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditor’s Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditor’s report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

A member firm of Ernst & Young Global Limited

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•	Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•	Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•	Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•	Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control-related matters that we identified during the audit.

April 9, 2026

A member firm of Ernst & Young Global Limited

Principal National Life Insurance Company
Statutory-Basis Statements of Financial Position

	December 31,
	2025	2024
Admitted assets
Bonds	$64,535,915	$66,472,209
Cash, cash equivalents and short-term investments	10,309,663	11,082,831
Accrued investment income	596,265	586,088
Amounts receivable on reinsurance	9,733,473	9,765,259
Net deferred tax asset	9,924,665	10,186,397
Separate Account assets	1,878,551,247	1,384,647,616
Receivables from parent, subsidiaries and affiliates	16,948	17,089
Receivables for securities	72,552	45,600
Admitted disallowed interest maintenance reserve	47,520
Other assets	2,015,969	1,923,504
Total admitted assets	$1,975,804,217	$1,484,726,593

Liabilities
Insurance reserves	$16,771	$16,833
Asset valuation reserve	604,259	631,101
Interest maintenance reserve		109,466
Payables to parent, subsidiaries and affiliates	14,952,160	11,162,310
Federal income tax payable	2,958,705	2,482,170
Separate Account liabilities	1,878,551,247	1,384,647,616
Other liabilities	2,631,978	7,581,386
Total liabilities	1,899,715,120	1,406,630,882

Capital and surplus
Common capital stock, par value $1 per share - 5,000,000 shares authorized, 2,500,000 shares issued and outstanding (wholly owned indirectly by Principal Financial Group, Inc.)	2,500,000	2,500,000
Preferred stock, par value $1 per share - 1,000,000 shares authorized, none issued and outstanding
Paid-in and contributed surplus	131,642,157	128,475,343
Special surplus funds	47,520
Unassigned deficit	(58,100,580)	(52,879,632)
Total capital and surplus	76,089,097	78,095,711
Total liabilities and capital and surplus	$1,975,804,217	$1,484,726,593

See accompanying notes.

Principal National Life Insurance Company
Statutory-Basis Statements of Operations and Capital and Surplus

	For the year ended December 31,
	2025	2024	2023
Income
Premiums and annuity and other considerations	$7,874	$7,690	$8,564
Net investment income	1,695,916	1,408,567	1,399,907
Commissions and expense allowances on reinsurance ceded	261,567,135	272,299,612	256,447,511
Other income	318,985,731	278,378,446	262,053,879
Total income	582,256,656	552,094,315	519,909,861

Benefits and expenses
Changes to policyholder reserves	(62)	(775)	(601)
Net transfers to Separate Accounts	315,814,292	275,888,822	260,191,294
Insurance expenses and taxes	264,389,553	274,337,664	258,478,274
Total benefits and expenses	580,203,783	550,225,711	518,668,967

Gain from operations before federal income taxes and net realized capital gains (losses)	2,052,873	1,868,604	1,240,894
Federal income taxes (excluding tax on net realized capital gains (losses))	6,593,486	6,881,695	5,372,827
Net loss from operations before net realized capital gains (losses)	(4,540,613)	(5,013,091)	(4,131,933)
Net realized capital gains (losses) net of related taxes	(137,089)	(120,613)	16,429
Net loss	$(4,677,702)	$(5,133,704)	$(4,115,504)

Capital and surplus
Common capital stock at beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Paid-in and contributed surplus at beginning of year	$128,475,343	$125,633,523	$122,936,714
Other adjustments	3,166,814	2,841,820	2,696,809
Paid-in and contributed surplus at end of year	$131,642,157	$128,475,343	$125,633,523

Unassigned deficit and special surplus funds at beginning of year	$(52,879,632)	$(47,116,791)	$(42,530,766)
Net loss	(4,677,702)	(5,133,704)	(4,115,504)
Change in non-admitted assets and related items	(7,712,389)	(7,667,056)	(6,182,924)
Change in net deferred taxes	7,464,304	7,296,105	5,946,235
Change in asset valuation reserve	26,842	25,468	14,003
Other adjustments	(274,483)	(283,654)	(247,835)
Unassigned deficit and special surplus funds at end of year	$(58,053,060)	$(52,879,632)	$(47,116,791)
Total capital and surplus	$76,089,097	$78,095,711	$81,016,732

See accompanying notes.

2

Principal National Life Insurance Company
Statutory-Basis Statements of Cash Flows

	For the year ended December 31,
	2025	2024	2023
Operating activities
Premiums and annuity and other considerations received	$42,420,486	$36,273,334	$30,495,017
Net investment income received	2,722,490	2,947,114	2,900,481
Reinsured benefit payments other than dividends	276,275,414	241,693,624	231,189,367
Insurance expenses and taxes received (paid)	(496,789)	(1,160,663)	6,403,084
Federal income taxes paid	(6,254,040)	(5,722,063)	(8,114,364)
Net transfers for Separate Accounts operations	(316,708,774)	(274,464,871)	(261,679,209)
Net cash provided by (used in) operating activities	(2,041,213)	(433,525)	1,194,376

Investing activities
Bonds sold and matured	1,612,300	3,002,552	266,237
Other investing activities	(26,951)	35,081	1,965
Net cash provided by investing activities	1,585,349	3,037,633	268,202

Financing and miscellaneous activities
Other cash provided (applied)	(317,304)	7,190,880	(1,079,105)
Net cash provided by (used in) financing and miscellaneous activities	(317,304)	7,190,880	(1,079,105)

Net increase (decrease) in cash, cash equivalents and short-term investments	(773,168)	9,794,988	383,473
Cash, cash equivalents and short-term investments at beginning of year	11,082,831	1,287,843	904,370
Cash, cash equivalents and short-term investments at end of year	$1,023,092,663	$11,082,831	$1,287,843

See accompanying notes.

3

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements
December 31, 2025

1. Nature of Operations and Significant Accounting Policies

Description of Business

Principal National Life Insurance Company is a direct wholly owned subsidiary of Principal Financial Services, Inc. (“PFS”), which in turn is a direct wholly owned subsidiary of Principal Financial Group, Inc. (“PFG”), our ultimate parent. We are a life insurance company licensed in 49 states selling traditional term, universal life, variable universal life and indexed universal life insurance products.

Basis of Presentation

Our financial statements have been prepared in conformity with accounting practices and procedures of the National Association ofinsurance Commissioners (“NAIC”) as prescribed or permitted by the State ofiowa.

The Insurance Division of the Department ofinsurance & Financial Services of the State ofiowa (“Iowa Insurance Division”) recognizes only statutory accounting practices prescribed or permitted by the State ofiowa for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the Iowa Insurance Law. The NATC’s Accounting Practices and Procedures Manual has been adopted as a component of prescribed practices by the State ofiowa. The Commissioner oflnsurance of the State oflowa (the “Commissioner”) has the right to permit other specific practices that deviate from the prescribed practices.

The more significant differences between statutory accounting practices and U.S. generally accepted accounting principles (“U.S. GAAP”), are as follows:

Investments in bonds are reported at amortized cost or fair value based on their designation or value from the NAIC for statutory purposes. For U.S. GAAP purposes, such investments in fixed maturities are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity investments in fixed maturities are reported at amortized cost. The remaining investments in fixed maturities are reported at fair value with the unrealized holding gains and losses reported in net income for those designated as trading and as a separate component of equity for those designated as available-for-sale.

The costs of acquiring and renewing certain business are charged to net income as incurred for statutory purposes rather than deferred and amortized on a constant level basis over the expected life of the related contracts for U.S. GAAP purposes.

Policy reserves on traditional term life insurance products for statutory purposes are based on prescribed mortality, morbidity, and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20: Requirements for Principle-Based Reserves for Life Products (“VM-20”) for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic reserve uses prudent estimate assumptions and interest scenario. These may differ from reserves based on the present value of expected future policy benefit payments less the present value of expected net premiums computed for issue year cohorts using assumptions for mortality, interest, morbidity and lapse used for U.S. GAAP purposes.

Policy reserves on interest sensitive universal life, variable universal life and indexed universal life insurance products for statutory purposes are based on prescribed mortality, morbidity, lapse (for some universal life secondary guarantee reserves) and interest rates. Additionally, policies issued on or after January 1, 2020, use VM-20 principle-based reserves for statutory purposes. The VM-20 net premium reserves are based on prescribed assumptions and the deterministic and stochastic reserves use prudent estimate assumptions and interest/equity scenarios. This differs from the full account values under U.S. GAAP.

Reinsurance amounts are netted against the corresponding policyholder receivable or payable balances for statutory purposes rather than shown as gross amounts on the statements of financial position under U.S. GAAP.

4

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

For statutory purposes, the deferred tax asset (“DTA”), net of any valuation allowance established for the DTA not yet realizable, is limited to (1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, plus (2) the lesser of the remaining gross DTA expected to be realized within three years of the date of the statement of financial position or 15% of capital and surplus excluding any net DTA, electronic data processing equipment and operating software and any net positive goodwill, plus (3) the amount of remaining gross DTA that can be offset against the existing gross deferred tax liability (“DTL”). The remaining DTA is non-admitted. Under U.S. GAAP, a DTA is recorded for the amount of gross DTA expected to be realized in future years, and a valuation allowance is established for the DTA not realizable. All changes in the gross DTA and DTL are recorded directly to unassigned surplus for statutory purposes. Certain changes to the DTA and DTL, including changes in tax rates, are reported directly to net income under U.S. GAAP.

Under a formula determined by the NAIC, we defer in the Interest Maintenance Reserve (“IMR”) the portion ofrealized gains and losses on sales (net of federal income tax) of fixed income investments, principally bonds, attributable to changes in the general level of interest rates and amortize those deferrals over the remaining period to maturity. Realized capital gains and losses are reported in net income net of federal income taxes and transfers to the IMR for statutory purposes rather than reported in net income in the period the gain or loss occurs under U.S. GAAP.

Declines in the value of investments due to noninterest related risk are provided for through the establishment of an Asset Valuation Reserve (“AVR”), which is carried as a liability. The reserve is determined by an NAIC prescribed formula with changes charged directly to unassigned surplus. The reserve is not recognized for U.S. GAAP.

Certain assets designated as “non-admitted assets” have been charged directly to unassigned surplus for statutory purposes rather than being reported as assets, as applicable, under U.S. GAAP.

For statutory purposes, revenues for universal life, variable universal life and indexed universal life-type policies consist of premiums received. Under U.S. GAAP, revenues consist of policy charges for the cost of insurance, policy initiation and administration, surrender charges and other fees that have been assessed against policy account values. Amounts received as payments for such contracts are not reported as premium revenue under U.S. GAAP.

Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements requires management to make estimates and assumptions that affect amounts reported in the statutory-basis financial statements and accompanying notes. It also requires disclosure of contingent assets and liabilities at the date of the financial statements and reported amounts of revenues and expenses during the period. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein. Included among the material (or potentially material) reported amounts and disclosures that require extensive use of estimates are the fair value of certain invested assets, policy and contract liabilities and income taxes.

Accounting Changes

In August 2023, the NAIC adopted revisions to Statement of Statutory Accounting Principles (“SSAP”) No. 26, Bonds, SSAP No. 43, Asset-Backed Securities (“ABS”) and other related SSAPs as part of its principles-based bond project (the “Bond Project”). Under the new bond definition, bonds are classified as either an “issuer credit obligation” (“ICO”) or an ABS. An ICO is defined as a bond where repayment is supported by the general creditworthiness of an operating entity, while an ABS is defined as a bond issued by an entity created primarily to raise capital through debt backed by financial or cash-generating non-financial assets. Following the adoption of these revisions, investments that do not qualify as bonds will no longer be permitted to be reported as bonds on Schedule D, Part 1, with no grandfathering for existing investments that do not meet the revised criteria. The revisions were effective January 1, 2025. The adoption of this guidance did not have a material impact on our financial position and results of operations. Refer to Note 3, Investments, for additional details.

The NAIC adopted INT 23-01 - Net Negative (Disallowed) Interest Maintenance Reserve (“INT 23-01”), in August 2023. INT 23-01 prescribes limited-time, optional, statutory accounting guidance, as an exception to the existing guidance detailed in SSAP No. 7 -Asset Valuation Reserve and Interest Maintenance Reserve, and the annual statement instructions that requires non-admittance of net negative IMR.

5

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

INT 23-01 permits reporting entities to admit net negative IMR up to 10% of the reporting entity’s adjusted General Account capital and surplus as required to be shown on the statutory balance sheet of the reporting entity for its most recently filed statement with the domiciliary state commissioner. The capital and surplus shall be adjusted to exclude any net positive goodwill, electronic data processing (“EDP”) and operating system software, net DTA and admitted net negative IMR. Reporting entities applying this interpretation are also required to have risk-based capital (“RBC”) greater than 300% authorized control level after an adjustment to total adjusted capital that reflects a reduction to remove any net positive goodwill, EDP and operating system software, net DTA and admitted net negative IMR. Reporting entities that admit net negative IMR shall allocate an amount equal to the General Account or Separate Account admitted IMR asset to aggregate write-in for special surplus funds. The provisions within INT 23-01 are permitted as a short-tenn solution until December 31, 2026, and will automatically terminate on January 1, 2027. We implemented the guidance effective September 30, 2023.

Transactions Affecting Comparability

The 2024 cash values and account values in Note 4, Life Reserves, have been updated to reflect the 2025 presentation.

Cash, Cash Equivalents and Short-Term Investments

In connection with the preparation of our statutory-basis statements of cash flows, we consider all highly liquid investments with a maturity of one year or less when purchased to be short-term investments, and all highly liquid investments with a maturity of three months or less when purchased to be cash equivalents. Cash includes cash on hand.

Investments

Investments in bonds are reported at amortized cost computed using the constant yield method, or fair value based on their NAIC designation and adjusted for other-than-temporary declines in fair value. Additionally, certain ABS qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAJC Investment Analysis Office. See Note 9, Fair Value Measurements, for policies related to the determination of fair value. For the ABS included in the bond portfolio, we recognize income using a constant effective yield based on security specific facts that may include expectations of delinquency and default rates, loss severity, prepayment speeds as detennined by external or internal estimates and the expected maturity of the securities. Significant changes in estimated cash flows from the original purchase assumptions are primarily accounted for using the retrospective method for those ABS that are of high credit quality and using the prospective method for those ABS that are not of high credit quality.

Net realized capital gains and losses on the sale of investments are determined using the specific identification basis.

The AYR provides a reserve for noninterest related gains and losses (net of federal income taxes) from investments in bonds with related increases or decreases being recorded directly to unassigned surplus. As of December 31, 2025 and 2024, the AYR was $604,259 and $631,101, respectively.

The IMR primarily defers certain interest-related gains and losses (net of federal income taxes) on fixed income investments, which are amortized into net income over the estimated remaining lives of the investments sold. When in a net deferred interest-related loss position, the IMR is reported as an asset. When in a net deferred interest-related gain position, the IMR is reported as a liability. The General Account admitted negative IMR is included in other assets and the Separate Account admitted negative IMR is included in Separate Account assets in the statements of financial position.

6

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

Our admitted negative IMR associated with the General Account, included in special surplus, was as follows:

December 31, 2025
Net negative (disallowed) IMR	$47,520

Negative (disallowed) IMR admitted	$47,520

Total
Calculated adjusted capital and surplus (1)
a. Prior period General Account capital and surplus from prior period financial statements	$77,845,618
b. Net positive goodwill (admitted)
c. EDP equipment and operating system software (admitted)
d. Net DTAs (admitted)	10,153,779
e. Net negative (disallowed) IMR (admitted)	8,274
f. Adjusted capital and surplus (a-(b+c+d+e))	$67,683,565

Percentage of total net negative IMR admitted in General Account to adjusted capital and surplus	0%

(1)	“Prior period” referenced within the subsequent tables, related to negative IMR admittance is representative of the prior quarter-to-date period of the respective year.

We did not have any allocated gains or losses to IMR from derivatives during 2025.

Fixed income investments generating IMR losses comply with our documented investment management policies and liability management policies. Any deviation from this was either because of a temporary and transitory timing issue or related to a specific event, such as a reinsurance transaction, that mechanically made the cause of IMR losses not reflective of reinvestment activities.

Asset sales that were generating admitted negative IMR were not compelled by liquidity pressures.

As of December 31, 2024, the IMR liability associated with the General Account was $109,466. As of December 31, 2025 and 2024, we did not have net negative IMR associated with the Separate Accounts.

Other Admitted Assets

Other admitted assets are valued as prescribed by the State of Iowa Insurance Laws.

Reserves for Insurance

The reserves for life policies, developed by actuarial methods, are established and maintained on the basis of mortality and morbidity tables using assumed interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than the minimum valuation required by law or guaranteed policy cash values.

Reserves on substandard policies are calculated based on multiples of valuation mortality tables for substandard table ratings and adjustments to valuation mortality for flat extra substandard ratings, with various interest rates.

As of December 31, 2025 and 2024, we had $2,646,771,844 and $3,090,765,364, respectively, of direct insurance in force for which the gross premiums were less than the net premiums according to the standard valuation set by the State of Iowa.

Deduction of deferred fractional premiums is waived upon death and portions of premium beyond the date of death are refunded. Additional premiums are charged or additional mortality charges are assessed for policies issued on substandard lives according to underwriting classification.

7

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

Tabular interest, tabular less actual reserves released and tabular cost have been determined either by formula or the basic data for the calculation of policy reserves, depending on type of coverage.

Recognition of Premium Revenues and Costs

Life insurance premiums are recognized as revenues over the premium-paying period. Commissions and other costs applicable to the acquisition of new and renewal business are charged to net income as incurred.

Reinsurance

We reinsure certain of our risks with an affiliate, Principal Life Insurance Company (“Principal Life”). See Note 2, Related Party Transactions, for additional details. Reinsurance premiums, expenses and reserves related to reinsured business are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. We are contingently liable with respect to reinsurance ceded to other companies in the event the reinsurer is unable to meet the obligations it has assumed.

Separate Accounts

The Separate Account assets and liabilities presented in the financial statements represent the fair market value of funds that are separately administered by us for contracts with equity investments. The contract owner, rather than us, bears the investment risk of these funds. The Separate Account assets are legally insulated and are not subject to claims that arise out of any of our other business. An equivalent amount is reported as Separate Account liabilities, which represents the obligation to return monies to the contract owner. We receive fees for mortality, withdrawal and expense risks, as well as administrative, maintenance and investment advisory services.

Separate Account assets and liabilities are disclosed in the aggregate in the statements of financial position. The statements of operations include the net effect of the premiums, increases in reserves, benefits and other items arising from operations of the Separate Accounts.

Income Taxes

We are included in a consolidated federal income tax return filed by PFG. Members of the affiliated group joining the consolidated federal income tax return filed by PFG include the following:

Business Owner Ecosystem, Inc.
Delaware Charter Guarantee & Trust Company
Diversified Dental Services, Inc.
Employers Dental Services, Inc.
Equity FC, Ltd.
First Dental Health
Preferred Product Network, Inc.
Principal Bank
Principal Dental Services, Inc.
Principal Financial Services, Inc.
Principal Funds Distributor, Inc.
Principal Global Investors Trust Company	Principal Innovations, Inc.
Principal Life Insurance Company
Principal National Life Insurance Company
Principal Real Estate Portfolio, Inc.
Principal Reinsurance Company of Delaware
Principal Reinsurance Company of Delaware II
Principal Reinsurance Company of Vermont
Principal Reinsurance Company of Vermont II
Principal Securities, Inc.
Principal Shareholder Services, Inc.
Spectrum Asset Management, Inc.

The method of allocating income taxes and benefits between PFG and certain of its subsidiaries is subject to a written tax sharing agreement, approved by the President of PFG and reviewed and approved by the Iowa Insurance Division pursuant to the Iowa Insurance Holding Company Act. This tax sharing agreement provides for a method of allocation among parties to the agreement based on a pro rata contribution of taxable income or operating losses for U.S. regular corporate income tax purposes. PFG, with which we join as a member of a consolidated federal income tax return, is an “Applicable Corporation”, subject to the corporate alternative minimum tax (“CAMT”) under the Inflation Reduction Act of 2022. The tax sharing agreement allocates the CAMT exclusively to PFS, our direct parent. We do not expect to pay any of the CAMT liability on behalf of our co-obligators and therefore are not required to calculate or recognize CAMT in our current or deferred tax computations.

8

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

2. Related Party

Transactions Reinsurance

We have a reinsurance transaction with Principal Life, an affiliate, and cede 100% of our life insurance business to Principal Life. We also provide reinsurance services for Principal Life. Significant effects of affiliated reinsurance were as follows:

	For the year ended December 31,
Statements of Operations and Capital and Surplus line	2025	2024	2023
Premiums and annuity and other considerations:
Reinsurance assumed	$7,874	$7,690	$8,564
Reinsurance ceded	$1,396,460,424	$1,312,035,132	$1,243,595,720

Benefit payments other than dividends:
Reinsurance ceded	$480,387,456	$461,605,228	$386,598,457

Commissions and expense allowance:
Reinsurance ceded	$261,567,135	$272,299,612	$256,447,511

	December 31,
Statements of Financial Position line	2025	2024
Insurance reserves:
Reinsurance assumed	$16,771	$16,833
Reinsurance ceded	$11,584,558,403	$10,957,173,904

Amounts receivable under reinsurance contract:
Reinsurance ceded	$9,733,473	$9,765,259

Expense Agreements

We have entered into various related party transactions with PFG and other affiliates. During the years ended December 31, 2025, 2024 and 2023, we received $19,356,931, $19,719,213 and $27,280,895, respectively, of expense reimbursements from affiliated entities. We have a management services agreement with Principal Global Investors, LLC and management fees paid were $68,477, $72,422 and $73,487 during 2025, 2024 and 2023, respectively.

Cash Advance Agreement

We are a party to a cash advance agreement with PFS, which allows us to pool our available cash with other affiliates in order to more efficiently and effectively invest our cash. The cash advance agreement allows (i) us to advance cash to PFS in aggregate principal amounts not to exceed $20,000,000, with such advanced amounts earning interest at the secured overnight financing rate plus ten basis points (the “Internal Crediting Rate”); and (ii) PFS to advance cash to us in aggregate principal amounts not to exceed $20,000,000, with such advance amounts paying interest at the Internal Crediting Rate to reimburse PFS for the costs incurred in maintaining short-term investing and borrowing programs. Under this cash advance agreement, we had a payable of $7,694,597 and $3,796,020 as of December 31, 2025 and 2024, respectively. During 2025, 2024 and 2023, we earned interest income of$350,418, $288,038 and $277,035 respectively, related to the cash advance agreement.

9

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

Employee Benefit Plans

PFG provides defined benefit pension plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $3,825,902, $4,379,130 and $3,611,783 in 2025, 2024 and 2023, respectively.

PFG provides qualified and non-qualified defined contribution and non-qualified deferred compensation plan benefits to its employees. We were allocated an appropriate share of the costs associated with these benefits in accordance with an expense allocation agreement. Our allocated share of these benefits was $4,107,803, $4,566,852 and $4,068,348 in 2025, 2024 and 2023, respectively.

3. Investments

Investments in bonds are generally held for investment purposes to maturity and, therefore, are carried in the financial statements at amortized cost adjusted for other-than-temporary declines in the fair value of the investment.

Bonds

Effective January I, 2025, the Bond Project did not impact our investments on Schedule D - Part I or Schedule BA. See Note 9, Fair Value Measurements, for policies related to the determination of fair value. The carrying value and fair value of investments in bonds were as follows:

	December 31, 2025
		Gross	Gross
	Book/adjusted	unrealized	unrealized
	carrying value	gains	losses	Fair value
ICO bonds:
U.S. government obligations (exempt from RBC)	$5,186,529	$	$(1,329,498)	$3,857,031
Municipal bonds - special revenue	1,000,000		(198,259)	801,741
Project finance bonds issued by operating entities (unaffiliated)	7,863,438		(1,660,329)	6,203,109
Corporate bonds (unaffiliated)	42,261,951	1,595	(9,154,142)	33,109,404
Single entity backed obligations (unaffiliated)	281,411		(3,176)	278,235
Bonds issued from U.S. Securities and Exchange Commission (“SEC”)-registered business development corps, closed end funds and real estate investment trusts (unaffiliated)	1,000,000		(99,960)	900,040
Total ICO bonds	57,593,329	1,595	(12,445,364)	45,149,560

ABS bonds:
Agency residential mortgage-backed (“RMBS”) - not/partially guaranteed (not exempt from RBC)	986,690		(154,716)	831,974
Non-agency commercial mortgage-backed securities (“CMBS”) (unaffiliated)	4,307,477		(427,308)	3,880,169
Non-agency - collateralized loan obligations/collateralized bond obligations/collateralized debt obligations (unaffiliated)	1,648,419	4,474		1,652,893
Total ABS bonds	6,942,586	4,474	(582,024)	6,365,036

Total bonds	$64,535,915	$6,069	$(13,027,388)	$51,514,596

10

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

	December 31, 2025
	Book/adjusted carrying value	Gross unrealized gains		Gross unrealized losses	Fair value
Bonds:
U.S. governments	$5,195,339	$		$(1,454,323)	$3,741,016
U.S. special revenue	15,179,558			(3,787,360)	11,392,198
Industrial and miscellaneous	45,097,312		7,616	(9,216,708)	35,888,220
Hybrid securities	1,000,000			(14,847)	985,153
Total bonds	$66,472,209		$7,616	$(14,473,238)	$52,006,587

The carrying value and fair value of bonds as of December 31, 2025, by contractual maturity were as follows:

	Carrying value	Fair value
Due in one year or less	$1,999,883	$1,991,072
Due after one year through five years	1,281,411	1,249,285
Due after five years through ten years	5,955,141	5,382,134
Due after ten years through twenty years	9,645,848	7,638,110
Due after twenty years	38,711,046	28,888,959
	57,593,329	45,149,560
Mortgage-backed and other ABS	6,942,586	6,365,036
Total	$64,535,915	$51,514,596

Actual maturities may differ because borrowers may have the right to call or prepay obligations. Our portfolio is diversified by industry, issuer and asset class. Credit concentrations are managed to established limits.

We invest in privately placed bonds to enhance the overall value of the portfolio, increase diversification and obtain higher yields than are possible with comparable quality public market bonds. Generally, private placements provide broader access to management information, strengthened negotiated protective covenants, call protection features and, where applicable, a higher level of collateral. They are, however, generally less liquid because of restrictions imposed by federal and state securities laws.

Net Investment Income

Major components of net investment income were as follows:

	For the year ended December 31,
	2025	2024	2023
Bonds	$2,439,146	$2,587,243	$2,646,876
Cash, cash equivalents and short-term investments	42,706	38,397	23,668
Other	353,725	296,131	270,128
Gross investment income	2,835,577	2,921,771	2,940,672
Less: investment expenses	1,139,661	1,513,204	1,540,765
Net investment income	$1,695,916	$1,408,567	$1,399,907

The gross and admitted amount for interest income due and accrued was $596,265 as of December 31, 2025. As of December 31, 2025, no amount was non-admitted.

During 2025, we did not have any aggregate deferred interest or cumulative amounts of paid-in-kind interest included in the current principal balance.

Prepayment Penalties and Acceleration Fees

We did not have any prepayment penalties or acceleration fees during 2025, 2024 and 2023.

11

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

Realized and Unrealized Capital Gains and Losses

Realized capital gains (losses) on investments, net ofIMR, are reflected in net income. Unrealized capital gains (losses) are reflected directly in unassigned surplus when required. During 2025, 2024 and 2023, we did not record any unrealized capital gains (losses) in surplus. The major components of net realized capital gains (losses) on investments reflected in net income were as follows:

	For the year ended December 31,
	2025		2024	2023
Bonds	$		$(296,914)	$
Net capital gains (losses)			(296,914)
Related federal income tax (expense) benefit		(137,089)	(58,261)		16,429
Transferred to IMR			234,562
Net realized capital gains (losses) net of related taxes		$(137,089)	$(120,6132)		$16,429

Proceeds from sales of investments (excluding call and maturity proceeds) in bonds were $0, $702,910 and $0 in 2025, 2024 and 2023, respectively. Gross gains of$0, $0 and $0 and gross losses of$0, $296,914 and $0 in 2025, 2024 and 2023, respectively, were realized on those sales.

We recognize impairment losses for bonds and other assets when declines in value are other-than-temporary. Recoveries on previously impaired assets are primarily recognized at the time of sale. During 2025, 2024 and 2023, we did not record any realized capital losses related to other-than-temporary impairments (“OTTI”). We consider relevant facts and circumstances in evaluating whether the impairment of a security is other-than-temporary. Relevant facts and circumstances considered include (1) the length of time the fair value has been below amortized cost, (2) the reasons for the decline in value, (3) the financial position and access to capital of the issuer, including the current and future impact of any specific events and (4) our ability and intent to hold the security to maturity or until it recovers in value.

For ABS, we bifurcate our realized gains and losses between credit related and interest related realized losses. We estimate the amount of the credit loss component of an ABS impairment as the difference between amortized cost and the present value of the expected cash flows of the security. The present value is determined using the best estimate cash flows discounted at the effective interest rate to accrete the security. The cash flow estimates are based on security specific facts and circumstances that may include collateral characteristics, expectations of delinquency and default rates, loss severity and prepayment speeds and structural support, including subordination and guarantees. We did not recognize any OTTI on the basis of intent to sell ABS during 2025, 2024 and 2023. We did not recognize any OTTI on the basis of inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of ABS during 2025, 2024 and 2023. We had no recorded investments in restructured bonds for which an impairment has been recognized as of December 31, 2025 and 2024.

We accrue interest income on impaired bonds to the extent it is deemed collectible and the bond continues to perform under its original or restructured contractual terms. Interest income on non-perfonning bonds is generally recognized on a cash basis. Interest income on bonds in default that is over 90 days past due and has been deemed collectible is non-admitted. As of December 31, 2025 and 2024, we had no interest overdue beyond 90 days on bonds.

12

Principal National Life Insurance Company
Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

Gross Unrealized Losses on Bonds

For bonds with unrealized losses, including other-than-temporary impairment losses reported in unassigned surplus, the gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities had been in a continuous unrealized loss position, were as follows:

	December 31, 2025
	Less than twelve months				Greater than or equal to twelve months		Total
	Fair value		Gross unrealized losses		Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
ICO bonds:
U.S. government obligations (exempt from RBC)	$		$		$3,857,031	$1,329,498	$3,857,031	$1,329,498
Municipal bonds - special revenue					801,741	198,259	801,741	198,259
Project finance bonds issued by operating entities (unaffiliated)					6,203,109	1,660,329	6,203,109	1,660,329
Corporate bonds (unaffiliated)		876,984		174,444	31,230,825	8,979,698	32,107,809	9,154,142
Single entity backed obligations (unaffiliated)					278,235	3,176	278,235	3,176
Bonds issued from SEC-registered business development corps, closed end funds and real estate investment trusts (unaffiliated)					900,040	99,960	900,040	99,960
Total ICO bonds		876,984		174,444	43,270,981	12,270,920	44,147,965	12,445,364

ABS bonds:
Agency RMBS - not/partially guaranteed (not exempt from RBC)					831,974	154,716	831,974	154,716
Non-agency CMBS (unaffiliated)					3,880,169	427,308	3,880,169	427,308
Total ABS bonds					4,712,143	582,024	4,712,143	582,024

Total bonds		$876,984		$174,444	$47,983,124	$12,852,944	$48,860,108	$13,027,388

Of the bonds within our portfolio in a gross unrealized loss position, 95% were investment grade (designated NAIC 1 or 2) with an average price of79 (fair value/amortized cost) as of December 31, 2025. As of December 31, 2025, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio decreased during the year ended December 31, 2025, primarily due to a decrease in interest rates, which was partially offset by a widening of credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held 1 bond reflecting an average price of83 as of December 31, 2025. That bond was investment grade (designated NAIC I or 2) as of December 31, 2025, with associated unrealized losses of $174,444.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 52 bonds reflecting an average price of 79 and an average designation equivalent to an NAIC designation of 2 as of December 31, 2025.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2025.

13

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

			December 31, 2024
			Greater than or equal
	Less than twelve months		to twelve months		Total
		Gross		Gross		Gross
	Fair	unrealized	Fair	unrealized	Fair	unrealized
	value	losses	value	losses	value	losses
Bonds:
U.S. governments	$	$	$3,741,016	$1,454,323	$3,741,016	$1,454,323
U.S. special revenue			11,392, I 98	3,787,360	11,392,198	3,787,360
Industrial and miscellaneous	807,896	187,402	32,073,512	9,029,306	32,881,408	9,216,708
Hybrid securities			985,153	14,847	985,153	14,847
Total fair value and gross unrealized losses reported in the notes to the financial statements	$807,896	$187,402	$48,191,879	$14,285,836	$48,999,775	$14,473,238

Of the bonds within our portfolio in a gross unrealized loss position, 92% were investment grade (designated NAIC 1 or 2) with an average price of 77 (fair value/amortized cost) as of December 31, 2024. As of December 31, 2024, $0 had been recorded as an adjustment to unassigned surplus. Gross unrealized losses in our bond portfolio increased during the year ended December 3I, 2024, primarily due to an increase in interest rates, which was partially offset by a tightening of credit spreads.

For those bonds that had been in a continuous unrealized loss position for less than twelve months, we held l bond reflecting an average price of 81 as of December 31, 2024. That bond was investment grade (designated NAIC I or 2) as of December 31, 2024, with associated unrealized losses of $187,402.

For those bonds that had been in a continuous unrealized loss position greater than or equal to twelve months, we held 53 bonds reflecting an average price of77 and an average designation equivalent to an NAIC designation of2 as of December 3 I, 2024.

As of December 31, 2024, investments in ABS that had unrealized losses which had not been recognized in earnings had a fair value of $6,723,148. Securities in an unrealized loss position for less than twelve months had a fair value of $0 and unrealized losses of $0. Securities in an unrealized loss position for greater than twelve months had a fair value of $6,723,148 and unrealized losses of $1,316,986. These securities were primarily categorized as industrial and miscellaneous.

Because we expected to recover our carrying value and it was not our intent to sell the securities with unrealized losses before recovery of the amortized cost, which may be maturity, we did not consider those securities to be other-than-temporarily impaired as of December 31, 2024.

Restricted Assets

As of December 31, 2025 and 2024, we had admitted assets on deposit with states in the General Account of $4,968,695 and $4,977,135, respectively.

14

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

4.	Life Reserves

The account value, cash value and reserve for life insurance were as follows:

	December 31, 2025
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$611,618,148	$444,300,519	$468,779,013
Universal life with secondary guarantees	1,625,165,720	1,234,369,024	5,781,891,950
Indexed universal life	634,195,927	514,035,746	516,283,942
Variable universal life	42,119,149	41,308,296	63,308,756
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	4,654,105,103
Disability - active lives	XXX	XXX	7,480,264
Disability - disabled lives	XXX	XXX	1,933,979
Miscellaneous reserves	XXX	XXX	90,792,167
Total account value, cash value and reserve before reinsurance ceded	2,913,098,944	2,234,013,585	11,584,575,174
Reinsurance ceded	2,913,098,944	2,234,013,585	l l,584,558,403
Net account value, cash value and reserve	$	$	$16,771

	December 31, 2025
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,876,063,356	$1,904,286,090	$1,908,276,942

	December 31, 2024
	General Account
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Universal life	$570,423,366	$417,932,323	$434,742,351
Universal life with secondary guarantees	1,684,428,292	1,241,174,204	5,432,840,418
Indexed universal life	595,584,789	479,784,426	485,267,983
Variable universal life	40,190,458	39,557,905	59,212,881
Not subject to discretionary withdrawal or no cash values:
Term policies without cash value	XXX	XXX	4,444,161,561
Disability - active lives	XXX	XXX	7,280,134
Disability - disabled lives	XXX	XXX	1,376,150
Miscellaneous reserves	XXX	XXX	92,309,259
Total account value, cash value and reserve before reinsurance ceded	2,890,626,905	2,178,448,858	10,957,190,737
Reinsurance ceded	2,890,626,905	2,178,448,858	10,957,173,904
Net account value, cash value and reserve	$	$	$16,833

	December 31, 2024
	Separate Account - nonguaranteed
	Account	Cash
	value	value	Reserve
Subject to discretionary withdrawal, surrender values, or policy loans:
Variable universal life	$1,383,040,733	$1,393,109,992	$1,568,270,002

15

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

A reconciliation of our life reserves of the Life and Accident and Health Annual Statement and the Separate Accounts Annual Statement was as follows:

	December 31, 2025	December 31, 2024
Life and Accident and Health Annual Statement:
Exhibit 5, Life insurance section, total (net)	$16,771	$16,833

Separate Accounts Annual Statement:
Exhibit 3, Life insurance section, total	1,908,276,942	1,568,270,002
Combined total	$1,908,293,713	$1,568,286,835

5. Separate Account

We utilize Separate Accounts to record and account for assets and liabilities for particular lines of business. As of December 3 I, 2025 and 2024, we reported assets and liabilities from variable universal life products in Separate Accounts.

Separate Account assets are accounted for at fair value in accordance with SSAP No. 56, Separate Accounts.

In accordance with the products/transactions recorded within the Separate Accounts, all assets are considered legally insulated from the General Account. As of December 31, 2025 and 2024, our Separate Accounts included legally insulated assets of$1,878,551,247 and $1,384,647,616, respectively.

As of December 31, 2025 and 2024, the General Account had maximum guarantees for the Separate Account liabilities of $1,573,263 and $3,342,656, respectively. The General Account was not compensated for the risk taken during 2025, 2024 or 2023. The General Account did not pay toward Separate Account guarantees during 2025, 2024 or 2023.

16

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

Information regarding our Separate Accounts as of and for the years ended December 31, 2025 and 2024, was as follows:

	December 31, 2025
			Separate Accounts
			with guarantees
			Nonindexed	Nonindexed
			guarantee	guarantee	Nonguaranteed
			less than or	greater	Separate
	Indexed		equal to 4%	than 4%	Accounts	Total
Premiums, considerations or deposits	$		$	$	$393,904,490		$393,904,490

Reserves for Separate Accounts with assets at:
Fair value	$		$	$	$1,908,276,942		$1,908,276,942
Amortized cost
Total reserves	$		$	$	$1,908,276,942		$1,908,276,942

Reserves for Separate Accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment		$-	$-	$-	$-	$
At book value without market value adjustment and with current surrender charge of 5% or more
At fair value					1,908,276,942		1,908,276,942
At book value without market value adjustment and with current surrender charge less than 5%
Subtotal					1,908,276,942		1,908,276,942
Not subject to discretionary withdrawal
Total Separate Account reserves	$		$	$	$1,908,276,942		$1,908,276,942

17

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

	December 31, 2024
			Separate Accounts
			with guarantees
			Nonindexed	Nonindexed
			guarantee	guarantee	Nonguaranteed
			less than or	greater	Separate
	Indexed		equal to 4%	than 4%	Accounts	Total
Premiums, considerations or deposits	$		$	$	$344,783,095		$344,783,095

Reserves for Separate Accounts with assets at:
Fair value	$		$	$	$1,568,270,002		$1,568,270,002
Amortized cost
Total reserves	$		$	$	$1,568,270,002		$1,568,270,002

Reserves for Separate Accounts by withdrawal characteristics:
Subject to discretionary withdrawal:
With market value adjustment		$-	$-	$-	$-	$
At book value without market value adjustment and with current surrender charge of 5% or more
At fair value					1,568,270,002		1,568,270,002
At book value without market value adjustment and with current surrender charge less than 5%
Subtotal					1,568,270,002		1,568,270,002
Not subject to discretionary withdrawal
Total Separate Account reserves	$		$	$	$1,568,270,002		$1,568,270,002

A reconciliation of the amounts transferred to and from the Separate Accounts is presented below:

	For the year ended December 31,
	2025	2024	2023
Transfers as reported in the summary of operations of the
Separate Accounts Annual Statement:
Transfers to Separate Accounts	$394,113,922	$344,784,712	$299,164,140
Transfers from Separate Accounts	(231,313,665)	10,119,225	24,493,101
Net transfers to Separate Accounts	162,800,257	354,903,937	323,657,241

Reconciling adjustments:
Transfers for cost of insurance and other reconciling items	153,014,035	(79,015,115)	(63,465,947)
Net transfers to Separate Accounts as reported in the statements of operations and capital and surplus	$315,814,292	$275,888,822	$260,191,294

18

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

6.	Federal Income Taxes

Net Deferred Income Taxes

The components of the net DTA and DTL were as follows:

	December 31, 2025
	Ordinary	Capital	Total
Gross DTA	$76,956,723	$	$76,956,723
Statutory valuation allowance adjustments
Adjusted gross DTA	76,956,723		76,956,723
DTA non-admitted	66,389,106		66,389,106
Subtotal net admitted DTA	10,567,617		10,567,617
DTL	642,952		642,952
Net admitted DTA	$9,924,665	$	$9,924,665

	December 31, 2024
	Ordinary	Capital	Total
Gross DTA	$69,279,836	$	$69,279,836
Statutory valuation allowance adjustments
Adjusted gross DTA	69,279,836		69,279,836
DTA non-admitted	58,663,070		58,663,070
Subtotal net admitted DTA	10,616,766		10,616,766
DTL	430,369		430,369
Net admitted DTA	$10,186,397	$	$10,186,397

	Change
	Ordinary	Capital	Total
Gross DTA	$7,676,887	$	$7,676,887
Statutory valuation allowance adjustments
Adjusted gross DTA	7,676,887		7,676,887
DTA non-admitted	7,726,036		7,726,036
Subtotal net admitted DTA	(49,149)		(49,149)
DTL	212,583		212,583
Net admitted DTA	$(261,732)	$	$(261,732)

OTA Admissibility

The admission calculation components were as follows:

			December 31, 2025
			Ordinary		Capital		Total
a.	Federal income taxes paid in prior years recoverable through loss carrybacks		$		$		$
b.	Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the threshold limitation (The lesser of b.i. and b.ii. below)			9,924,665				9,924,665
	i.	Adjusted gross DTA expected to be realized following the balance sheet date		21,046,254				21,046,254
	ii.	Adjusted gross DTA allowed per limitation threshold		XXX		XXX		9,924,665
C.	Adjusted gross DTA (excluding the amount of DTA from a. and b. above) offset by gross DTL			642,952				642,952
DTA admitted				$10,567,617	$			$10,567,617

19

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

			December 31, 2024
			Ordinary		Capital		Total
a.	Federal income taxes paid in prior years recoverable through loss carrybacks		$		$		$
b.	Adjusted gross DTA expected to be realized (excluding the amount ofDTA from a. above) after application of the threshold limitation (The lesser ofb.i. and b.ii. below)			10,186,397				10,186,397
	i.	Adjusted gross DTA expected to be realized following the balance sheet date		19,492,648				19,492,648
	ii.	Adjusted gross DTA allowed per limitation threshold		XXX		XXX		10,186,397
C.	Adjusted gross DTA (excluding the amount ofDTA from a. and b. above) offset by gross DTL			430,369				430,369
DTA admitted				$10,616,766	$			$10,616,766

			Change
			Ordinary		Capital		Total

a.	Federal income taxes paid in prior years recoverable through loss carrybacks		$		$		$
b.	Adjusted gross DTA expected to be realized (excluding the amount of DTA from a. above) after application of the threshold limitation (The lesser of b.i. and b.ii. below)			(261,732)				(261,732)
	i.	Adjusted gross DTA expected to be realized following the balance sheet date		1,553,606				1,553,606
	ii.	Adjusted gross DTA allowed per limitation threshold		XXX		XXX		(261,732)
C.	Adjusted gross DTA (excluding the amount of DTA from a. and b. above) offset by gross DTL			212,583				212,583
DTA admitted			$	{49,1492	$			$(49,149)

Threshold Limitation

	December 31,
	2025	2024
Ratio percentage used to determine recovery period and threshold limitation amount	602%	640%

Amount of adjusted capital and surplus used to determine recovery period and threshold limitation	$66,164,432	$67,909,314

Impacts of Tax-Planning Strategies

The impacts of tax-planning strategies were as follows:

	December 31, 2025
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$76,956,723	$

Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	-%		-%

Net admitted adjusted gross DTA amount	$10,567,617	$

Percentage of net admitted adjusted gross DTA by tax character admitted because of the impact of tax planning strategies	-%		-%

20

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

	December 31, 2024
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$69,279,836	$

Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	—%		—%

Net admitted adjusted gross DTA amount	$10,616,766	$

Percentage of net admitted adjusted gross DTA by tax character admitted because of the impact of tax planning strategies	—%		—%

	Change
	Ordinary	Capital
Determination of adjusted gross DTA and net admitted DTA by tax character as a percentage
Adjusted gross DTA amount	$7,676,887	$

Percentage of adjusted gross DTA by tax character attributable to the impact of tax planning strategies	—%		—%

Net admitted adjusted gross DTA amount	$(49,149)	$

Percentage of net admitted adjusted gross DTA by tax character admitted because of the impact of tax planning strategies	—%		—%

As of December 31, 2025 and 2024, our tax planning strategies did not include the use of reinsurance.

As of December 31, 2025 and 2024, we had no temporary differences for which a DTL was not recognized.

Income Taxes Incurred

Current income taxes incurred consists of the following major components:

	For the year ended December 31,
	2025	2024	2023
Federal	$6,593,486	$6,881,695	$5,372,827
Foreign
Subtotal	6,593,486	6,881,695	5,372,827
Federal income tax expense (benefit) on net capital gains	137,089	58,261	(16,429)
Other
Federal and foreign income taxes incurred	$6,730,575	$6,939,956	$5,356,398

21

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

OTA and DTL Components

The main components of the DTA and DTL were as follows:

	December 31,
	2025	2024	Change
DTA:
Ordinary:
Deferred acquisition costs	$75,715,737	$68,241,689	$7,474,048
Investments	165,922	30,048	135,874
Other	1,075,064	1,008,099	66,965
Gross ordinary DTA	76,956,723	69,279,836	7,676,887
Non-admitted ordinary DTA	66,389,106	58,663,070	7,726,036
Admitted ordinary DTA	10,567,617	10,616,766	(49,149)

DTL:
Ordinary:
Policyholder reserves	521,636	333,817	187,819
Other	121,316	96,552	24,764
Total ordinary DTL	642,952	430,369	212,583
Net admitted DTA	$9,924,665	$10,186,397	$(261,732)

Rate Reconciliation

Our provision for income taxes may not have the customary relationship of taxes to income. The differences between the prevailing U.S. corporate income tax rate of 21% and the effective tax rate on pre-tax income are generally due to inherent differences between income for financial reporting purposes and income for tax purposes and the establishment of adequate provisions for any challenges of the tax filings and tax payments to the various taxing jurisdictions.

Our income taxes incurred and change in deferred taxes differ from the amount obtained by applying the federal statutory rate of 21% to pre-tax net income for the following reasons:

	For the year ended December 31,
	2025	2024	2023
Income before federal income taxes	$2,052,873	$1,571,690	$1,240,894

Expected federal income tax expense	$431,103	$330,055	$260,588
Dividends received deduction	(727,487)	(434,228)	(444,035)
Foreign tax credits	(245,377)	(177,473)	(95,420)
Share-based compensation	(197,667)	(191,234)	(306,134)
Exclude IMR amortization	(32,967)	(46,493)	(64,695)
Reserve basis and other surplus adjustments		113,636
Disallowed expenses	35,735	46,872	32,432
Change in non-admitted assets	2,866	2,111	2,045
Other	65	605	25,382
Total income tax benefit and change in net deferred taxes	$(733,729)	$(356,149)	$(589,837)

Current income taxes incurred	$6,730,575	$6,939,956	$5,356,398
Change in net DTA, before impact of non-admitting any DTA	(7,464,304)	(7,296,105)	(5,946,235)
Total income tax benefit and change in net deferred taxes	$(733,729)	$(356,149)	$(589,837)

Tax Carryforwards

As of December 31, 2025 and 2024, we did not have any operating loss carryforwards, capital loss carryforwards or tax credit carryforwards.

22

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

The following income taxes were incurred in the current and prior years that will be available for recoupment in the event of future capital losses:

2025	$137,089
2024	58,553
2023	9,116

Tax Loss Contingencies and Other Tax Disclosures

As of December 31, 2025, we did not have any federal or foreign income tax loss contingencies.

On July 4, 2025, the United States enacted Public Law 119-2 I. The accounting consequences of a change in tax law are required to be recognized in the period legislation is enacted. Generally, a company is also required to consider the impact of new tax law on realizability of its DTAs, including determination of whether a change in valuation allowance is necessary. We have evaluated the provisions of Public Law 119-21 and incorporated the effects into our 2025 financial statements, which were not material. We will continue to monitor developments related to the legislation and assess any future impacts as additional guidance becomes available.

We do not believe there is a reasonable possibility the total amount of the tax loss contingencies will significantly increase or decrease in the next twelve months considering recent settlements and the status of current and pending IRS examinations. The U.S. federal statute of limitations has expired for tax years prior to 2015. The IRS is currently auditing the U.S. federal income tax returns for tax years 2015-2018 and 2019-2022. The statutes remain open through normal statute extensions. We do not expect the results of these audits, subsequent related adjustments or developments in other tax areas for all open tax years to significantly change the possible increase in tax loss contingencies, but the outcome of tax reviews is uncertain and unforeseen results can occur. We believe we have adequate defenses against, or sufficient provisions for, contested issues, but final resolution could take several years depending on whether legal remedies are pursued. Consequently, we do not believe issues that might arise in tax years subsequent to 2014 will have a material impact on our net income.

We recognize interest related to tax loss contingencies in income tax expense. Penalties related to tax loss contingencies are reported in operating expenses. As of December 31, 2025 and 2024, we did not recognize accumulated pre-tax interest and penalties related to tax loss contingencies.

We do not have any deposits under Internal Revenue Code Section 6603.

We were not subject to the repatriation transition tax as of December 31, 2025 and 2024.

7.	Capital and Surplus

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be detennined based on the various risk factors related to it. As of December 31, 2025 and 2024, we met the minimum RBC requirements.

Under Iowa law, we may pay dividends only from the earned surplus arising from our business and must receive the prior approval of the Commissioner to pay stockholder dividends or make any other distribution if such dividends or distribution would exceed certain statutory limitations. Iowa law gives the Commissioner discretion to disapprove requests for distributions in excess of these limitations. Extraordinary dividends include those made, together with dividends and other distributions, within the preceding twelve months that exceed the greater of (i) 10% of our policyholder surplus as of the previous year end excluding admitted disallowed IMR or (ii) the net gain from operations from the previous calendar year, not to exceed earned surplus. Based on this limitation and 2025 statutory results, we cannot pay dividends in 2026 without exceeding the statutory limitation.

We did not pay any dividends during 2025, 2024 or 2023.

The expenses related to stock-based compensation issued by PFG are allocated to certain subsidiaries. The allocation is not settled in cash and, therefore, is reported in capital and surplus. Our allocation of stock-based compensation was $3,166,814, $2,841,820 and $2,696,809 for the years ended December 31, 2025, 2024 and 2023, respectively.

23

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

8.	Contingencies and Assessments

Contingencies

We are not aware of any material contingencies. It is possible we could be involved in legal and regulatory actions in the ordinary course of business. The outcome of such matters is always uncertain, and unforeseen results can occur. It is possible that such outcomes could result in losses or require us to establish accruals.

Assessments

We have an ongoing reserve to cover an estimated future guaranty fund liability for retrospective-premium-based guaranty fund assessments. Assessments for a given insolvency may take place over several years. Future premium tax offsets related to those assessments can also take place over several years depending on each state’s statute; however, generally the recoveries take place over 5 years. No asset impairments for future premium tax offsets have occurred and none are anticipated.

The following year-to-date recognized balance of total projected future assessments not yet paid as of December 31, 2025, includes recognized assets for future premium tax offsets related to those assessments:

	2025	2024
Amount eligible for future premium tax offset	$741,962	$858,980
Amount not eligible for future premium tax offset	126,563	175,743
Total projected future assessments	$868,525	$1,034,723

We have also received information from the National Organization of Life and Health Guaranty Associations of a potential risk related to a company currently in pre-liquidation, which may result in future retrospective-premium-based guaranty fund assessments. A liability has not been recognized for this pre-liquidation company as it does not warrant accrual under current statutory guidance.

Following is a reconciliation of recognized assets for future premium tax offsets or policy surcharges:

	2025	2024
Assets recognized from paid and accrued premium tax offsets and policy surcharges prior year-end	$1,494,493	$1,111,345
Premium tax offset paid	68,765	620,294
Premium tax offset accrued	(117,019)	(237,146)
Assets recognized from paid and accrued premium tax offsets and policy surcharges current year-end	$1,446,239	$1,494,493

9. Fair Value

Measurements Valuation

Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

●	Level 1 - Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2 - Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 - Fair values are based on at least one significant unobservable input for the asset or liability.

24

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

Assets and Liabilities Measured at Fair Value

Assets measured at fair value are summarized below:

	December 31, 2025

	Level 1	Level 2	Level 3	Total
Separate Account assets	$1,707,060,886	$171,490,361	$	$1,878,551,247

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Separate Account assets	$1,269,890,129	$114,757,487	$	$1,384,647,616

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets measured at fair value or disclosed at fair value. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2025.

Bonds

Bonds, including ABS, are measured and reported at amortized cost except those with an NAIC designation of 6, which are reported at the lower of amortized cost or fair value.

Additionally, certain ABS qualify to be reported at fair value as determined by methods identified in the Purposes and Procedures Manual of the NAJC Investment Analysis Office.

When available, the fair value of bonds is based on quoted prices of identical assets in active markets. These are reflected in Level land primarily include U.S. Treasury bonds. When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confinn they are utilizing observable market infonnation. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Bonds with validated prices from pricing services, which includes the majority of our public bonds, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, designation and average life. Each pricing category is assigned a risk spread based on studies of observable public market data for specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

The primary inputs for valuations of the majority of our Level 2 bonds include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, designation and average life of the issuance. For ABS, inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for residential mortgage-backed securities, prepayment speed assumptions. Other inputs include market indices and recently executed transactions.

25

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)

December 31, 2025

If we are unable to price a bond using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include bonds across all asset classes.

Cash

The carrying amount of cash disclosed at fair value approximates its fair value, which is reflected in Level I given the nature of cash.

Separate Account Assets

Separate Account assets are measured and reported at fair value. These assets include common stocks, cash and cash equivalents. The fair value of cash is determined as previously described and reflected in Level 1. Fair values of unaffiliated common stock are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. Fair values of cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available for cash equivalents, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Transfers

We did not have any transfers into or out of Level 3 during 2025, 2024 and 2023.

Financial Instruments Disclosed at Fair Value

We use fair value measurements to record fair value of certain assets and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

The carrying value and estimated fair value of financial instruments were as follows:

	December 31, 2025

	Aggregate
	fair	Admitted
	value	assets	Level 1	Level 2	Level3
Bonds:
ICO	$45,149,560	$57,593,329	$3,857,031	$39,615,705	$1,676,824
ABS	6,365,036	6,942,586		6,365,036
Cash	10,309,663	10,309,663	10,309,663
Separate Account assets	1,878,551,247	1,878,551,247	1,707,060,886	171,490,361

	December 31, 2024

	Aggregate
	fair	Admitted
	value	assets	Level I	Level 2	Level 3
Bonds	$52,006,587	$66,472,209	$3,741,016	$46,583,330	$1,682,241
Cash	11,082,831	11,082,831	11,082,831
Separate Account assets	1,384,647,616	1,384,647,616	1,269,890,129	114,757,487

26

Principal National Life Insurance Company

Notes to Statutory-Basis Financial Statements - (continued)
December 31, 2025

10. Subsequent Events

We have evaluated subsequent events through April 9, 2026, which was the date our statutory-basis financial statements were available to be issued. On March 27, 2026, we received a $4,000,000 capital contribution from PFS.

27

Report of Independent Auditors

To the Stockholder and Board of Directors of
Principal National Life Insurance Company

We have audited the statutory-basis financial statements of Principal National Life Insurance Company (the Company) as of December 31, 2025 and 2024, for each of the three years in the period ended December 31, 2025, and have issued our report thereon dated April 9, 2026 incorporated by reference in this Form N-6. Our audits of the statutory-basis financial statements included the financial statement schedules included in form N-VPFS (the “schedules”). These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company’s schedules, based on our audits.

In our opinion, the schedules present fairly, in all material respects, the information set forth therein when considered in conjunction with the financial statements.

/s/ Ernst & Young LLP

Des Moines, Iowa

April 9, 2026

Schedule I - Summary of Investments - Other Than Investments in Related Parties
December 31, 2025

			Amount at
		Fair	which shown in
Type of Investment	Cost (1)	Vaue	the balance sheet
Fixed maturities
Bonds
Governments and Municipalities	$6,240,039	$4,658,772	$6,186,529
All Other Issuer Credit Obligations	51,604,099	40,490,788	51,406,800
Asset-Backed Securities	8,187,001	6,365,036	6,942,586
Total fixed maturities	66,031,139	51,514,596	64,535,915

Receivables and securities	72,552		72,552
Cash and other invested assets	10,309,663		10,309,663
Total investments	$76,413,354		$74,918,130

(1) As to fixed maturities, original cost is reduced by repayments and other-than-temporary impairments, as applicable.

Principal National Life Insurance Company
Supplementary Insurance Information

SCHEDULE III

						Benefits, claims
	Future policy		Policy and		Net	losses and	Other
	benefits	Unearned	contract	Premium	investment	settlement	operating
	and expenses	premiums	liabilities	revenue	income	expenses	expenses (1)
Year ended December 31, 2025

Individual life	$16,771	$-	$-	$7,874	$(1,063,175)	$(62)	$579,404,671

Other	-	-	-	-	2,916,077	-	799,174

	$16,771	$-	$-	$7,874	$1,852,902	$(62)	$580,203,845

Year ended December 31, 2024

Individual life	$16,833	$-	$-	$7,690	$(1,408,168)	$(775)	$549,494,835

Other	-	-	-	-	3,038,129	-	731,651

	$16,833	$-	$-	$7,690	$1,629,961	$(775)	$550,226,486

Year ended December 31, 2023

Individual life	$17,608	$-	$-	$8,564	$(1,457,428)	$(601)	$517,813,297

Other	-	-	-	-	3,165,408	-	856,271

	$17,608	$-	$-	$8,564	$1,707,980	$(601)	$518,669,568

(1) Allocations of net investment income and certain operating expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.

Principal National Life Insurance Company

Reinsurance

SCHEDULE IV

			Assumed from		Percentage of
		Ceded to other	other		amount
	Gross amount	companies	companies	Net amount	assumed to net
Year ended December 31, 2025
Life insurance in force	$416,578,009,517	$416,578,009,517	$1,184,916	$1,184,916	100%

Premiums:
Individual life	$1,396,460,424	$1,396,460,424	$7,874	$7,874	100%

Year ended December 31, 2024
Life insurance in force	$402,470,410,666	$402,470,410,666	$1,272,009	$1,272,009	100%

Premiums:
Individual life	$1,312,035,132	$1,312,035,132	$7,690	$7,690	100%

Year ended December 31, 2023
Life insurance in force	$387,564,800,931	$387,564,800,931	$1,443,946	$1,443,946	100%

Premiums:
Individual life	$1,243,595,720	$1,243,595,720	$8,564	$8,564	100%